UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA		01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/09

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
PREFERRED STOCK – 0.1%
Auto Manufacturers – 0.0%
General Motors Corp.	5,000	$14,550
General Motors Corp. Series C	6,475	16,592
		31,142
Internet – 0.1%
Preferred Blocker, Inc. (a)	878	174,804
U.S. Government Agencies – 0.0%
Fannie Mae	29,475	20,927
Fannie Mae	1,300	910
Freddie Mac	42,725	19,654
		41,491
TOTAL PREFERRED STOCK (Cost $2,241,317)		247,437
TOTAL EQUITIES (Cost $2,241,317)		247,437
	Principal Amount
BONDS & NOTES – 98.2%
CORPORATE DEBT – 38.0%
Advertising – 0.0%
Lamar Media Corp. Series B 6.625% 8/15/15	$20,000	14,400
Aerospace & Defense – 0.1%
Boeing Co. 6.000% 3/15/19	200,000	205,417
Agriculture – 0.1%
Reynolds American, Inc. 6.750% 6/15/17	215,000	183,544
Airlines – 0.1%
Delta Air Lines, Inc. 6.821% 8/10/22	363,024	243,226
Apparel – 0.0%
Oxford Industries, Inc. 8.875% 6/01/11	45,000	32,850
Auto Manufacturers – 0.6%
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	380,000	363,739
Ford Motor Co. 4.250% 12/15/36	150,000	52,313
Ford Motor Co. 6.625% 10/01/28	40,000	12,000
Ford Motor Co. 7.450% 7/16/31	940,000	298,450
General Motors Corp. 8.250% 7/15/23	80,000	9,400
General Motors Corp. EUR (b) 8.375% 7/05/33	40,000	9,548
General Motors Corp. 8.375% 7/15/33	3,590,000	430,800
		1,176,250
Automotive & Parts – 0.0%
Visteon Corp. 8.250% 8/01/10	82,000	4,100
Visteon Corp. (a) 12.250% 12/31/16	61,000	3,050
		7,150
Banks – 2.5%
BAC Capital Trust XIV VRN 5.630% 12/31/49	30,000	6,600
Bank of America Corp. VRN 8.125% 12/29/49	510,000	209,146
Glitnir Banki HF (Acquired 6/15/06, Cost $ 310,000) VRN (a) (c) (d) 6.693% 6/15/16	420,000	42
Glitnir Banki HF (Acquired 7/28/06, Cost $290,000) (a) (c) (d) 6.330% 7/28/11	290,000	31,175
Glitnir Banki HF (Acquired 9/20/07, Cost $98,989) VRN (a) (c) (d) 7.451% 9/14/49	100,000	10
Glitnir Banki HF (Acquired 9/25/07, Cost $389,126) (a) (c) (d) 6.375% 9/25/12	390,000	41,925
HSBK Europe BV (a) 9.250% 10/16/13	400,000	216,000
Hypothekenbank in Essen (a) 5.000% 1/20/12	100,000	105,715
ICICI Bank Ltd. VRN (a) 6.375% 4/30/22	428,000	240,647
ICICI Bank Ltd. VRN 6.375% 4/30/22	480,000	264,777
KeyBank NA 5.500% 9/17/12	140,000	133,427
Landsbanki Islands HF (Acquired 8/25/06, Cost $669,826) (a) (c) (d) 6.100% 8/25/11	670,000	1,675
Rabobank Capital Funding II VRN (a) 5.260% 12/31/49	10,000	4,500
Rabobank Capital Funding Trust VRN (a) 5.254% 12/29/49	95,000	42,750
Royal Bank of Scotland Group PLC VRN (a) 6.990% 10/29/49	300,000	132,000
Royal Bank of Scotland Group PLC VRN 7.640% 3/31/49	200,000	45,000
RSHB Capital SA for OJSC Russian Agricultural Bank (a) 6.299% 5/15/17	790,000	546,759
Shinsei Finance Cayman Ltd. VRN (a) 6.418% 1/29/49	400,000	68,000
SunTrust Capital VIII VRN 6.100% 12/15/36	1,120,000	627,894
TuranAlem Finance BV (a) 8.250% 1/22/37	1,170,000	234,000
TuranAlem Finance BV (a) 8.250% 1/22/37	430,000	86,000
Wachovia Capital Trust III VRN 5.800% 3/15/42	230,000	82,800

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Corp. 5.250% 8/01/14	$990,000	$822,006
Wachovia Corp. 5.625% 10/15/16	330,000	254,402
Wells Fargo & Co. 5.300% 8/26/11	180,000	176,488
Wells Fargo Capital 5.950% 12/15/36	600,000	405,000
		4,778,738
Beverages – 0.5%
Diageo Capital PLC 7.375% 1/15/14	820,000	900,941
Biotechnology – 0.1%
FMC Finance III SA 6.875% 7/15/17	240,000	234,600
Chemicals – 0.0%
Westlake Chemical Corp. 6.625% 1/15/16	40,000	28,000
Coal – 0.0%
Peabody Energy Corp. 6.875% 3/15/13	40,000	39,000
Commercial Services – 0.1%
Ashtead Capital, Inc. (a) 9.000% 8/15/16	31,000	17,670
DI Finance/DynCorp International, Series B 9.500% 2/15/13	45,000	42,413
Hertz Corp. 8.875% 1/01/14	80,000	48,500
Service Corp. International 7.500% 4/01/27	135,000	99,225
Service Corp. International 7.625% 10/01/18	10,000	8,600
		216,408
Computers – 0.4%
Electronic Data Systems Corp. 7.125% 10/15/09	620,000	638,620
Sungard Data Systems, Inc. 9.125% 8/15/13	10,000	8,700
Sungard Data Systems, Inc. 10.250% 8/15/15	35,000	24,500
		671,820
Diversified Financial – 8.9%
Aiful Corp. (a) 5.000% 8/10/10	320,000	112,000
American Express Co. VRN 6.800% 9/01/66	220,000	106,105
American General Finance Corp. 6.900% 12/15/17	210,000	73,602
The Bear Stearns Cos., Inc. 6.400% 10/02/17	930,000	905,119
The Bear Stearns Cos., Inc. 7.250% 2/01/18	80,000	82,617
Citigroup Capital XXI VRN 8.300% 12/21/77	920,000	442,976
Citigroup, Inc. 4.125% 2/22/10	445,000	429,518
Citigroup, Inc. 5.875% 5/29/37	150,000	115,190
Citigroup, Inc. 6.125% 8/25/36	40,000	21,494
Citigroup, Inc. 6.875% 3/05/38	920,000	802,085
Countrywide Financial Corp. 5.800% 6/07/12	10,000	8,684
Countrywide Financial Corp. 6.250% 5/15/16	360,000	299,510
Countrywide Home Loans, Inc. 4.125% 9/15/09	170,000	167,990
Countrywide Home Loans, Inc. 5.625% 7/15/09	70,000	69,589
Credit Suisse Guernsey Ltd. VRN 5.860% 5/29/49	200,000	74,119
Federal National Mortgage Association 5.250% 8/01/12	320,000	335,346
Federal National Mortgage Association 6.250% 2/01/11	140,000	147,511
Ford Motor Credit Co. 5.700% 1/15/10	190,000	162,747
Ford Motor Credit Co. FRN 6.570% 6/15/11	298,000	210,090
Ford Motor Credit Co. 12.000% 5/15/15	900,000	682,031
Ford Motor Credit Co. LLC 7.375% 10/28/09	2,885,000	2,587,412
General Electric Capital Corp. VRN 6.375% 11/15/67	1,160,000	563,275
General Electric Capital Corp. 6.875% 1/10/39	220,000	179,430
GMAC LLC 0.010% 6/15/15	10,000	788
GMAC LLC 5.625% 5/15/09	420,000	397,539
GMAC LLC (a) 6.875% 9/15/11	1,583,000	1,124,911
GMAC LLC (a) 7.500% 12/31/13	180,000	86,522
GMAC LLC (a) 8.000% 12/31/18	119,000	34,547
GMAC LLC (a) 8.000% 11/01/31	2,173,000	1,045,561
Goldman Sachs Group LP 4.500% 6/15/10	430,000	429,079
The Goldman Sachs Group, Inc. 5.450% 11/01/12	60,000	58,083
HSBC Finance Corp. 4.125% 11/16/09	300,000	296,947
HSBC Finance Corp. 4.625% 9/15/10	460,000	415,006
JPMorgan Chase & Co. 5.125% 9/15/14	1,160,000	1,026,233
JPMorgan Chase & Co. 5.150% 10/01/15	600,000	528,929
Kaupthing Bank (Acquired 5/19/06, Cost $149,208) (a) (c) (d) 7.125% 5/19/16	375,000	38
Kaupthing Bank (Acquired 8/25/06, Cost $669,826) (a) (c) (d) 5.750% 10/04/11	100,000	5,125
Kaupthing Bank HF (Acquired 5/22/08, Cost $1,507,428) (a) (c) (d) (e) 7.625% 2/28/15	1,800,000	139,500
Lehman Brothers Holdings Capital Trust VII VRN (c) 5.857% 11/29/49	310,000	31

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lehman Brothers Holdings, Inc. (c) 5.250% 2/06/12	$145,000	$18,488
Lehman Brothers Holdings, Inc. (c) 6.200% 9/26/14	210,000	26,775
Lehman Brothers Holdings, Inc. (c) 6.500% 7/19/17	440,000	44
Lehman Brothers Holdings, Inc. Series I (c) 6.750% 12/28/17	1,320,000	132
Morgan Stanley Series F 5.625% 1/09/12	660,000	635,063
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	180,000	120,600
SLM Corp. 5.000% 10/01/13	590,000	313,743
SLM Corp. 5.000% 4/15/15	20,000	9,400
SLM Corp. 5.050% 11/14/14	120,000	63,522
SLM Corp. 5.375% 5/15/14	1,080,000	559,654
SLM Corp. 5.625% 8/01/33	110,000	44,026
TNK-BP Finance SA (a) 6.625% 3/20/17	200,000	132,000
TNK-BP Finance SA (a) 7.500% 7/18/16	400,000	290,000
TNK-BP Finance SA (a) 7.875% 3/13/18	570,000	399,000
		16,779,726
Electric – 3.8%
The AES Corp. 7.750% 3/01/14	328,000	293,560
The AES Corp. 7.750% 10/15/15	200,000	174,500
The AES Corp. 8.000% 10/15/17	1,080,000	926,100
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	220,000	213,127
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	20,000	17,769
Dominion Resources, Inc. 4.750% 12/15/10	30,000	30,213
Dominion Resources, Inc. 5.700% 9/17/12	600,000	611,675
Duke Energy Corp. 5.625% 11/30/12	705,000	745,359
Edison Mission Energy 7.000% 5/15/17	150,000	109,500
Edison Mission Energy 7.200% 5/15/19	200,000	139,000
Edison Mission Energy 7.625% 5/15/27	70,000	42,000
Energy Future Holdings Corp. 10.875% 11/01/17	10,000	6,450
Energy Future Holdings Corp. 11.250% 11/01/17	3,290,000	1,390,025
Energy Future Holdings Corp. Series P 5.550% 11/15/14	80,000	29,767
Energy Future Holdings Corp. Series Q 6.500% 11/15/24	220,000	61,716
Energy Future Holdings Corp. Series R 6.550% 11/15/34	935,000	253,413
Exelon Corp. 5.625% 6/15/35	350,000	233,800
FirstEnergy Corp. Series B 6.450% 11/15/11	190,000	190,172
FirstEnergy Corp. Series C 7.375% 11/15/31	1,130,000	919,565
NRG Energy, Inc. 7.375% 2/01/16	80,000	74,400
NRG Energy, Inc. 7.375% 1/15/17	150,000	139,500
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	123,626
Pacific Gas & Electric Co. 6.050% 3/01/34	375,000	366,954
Pacific Gas & Electric Co. 8.250% 10/15/18	20,000	23,572
Wisconsin Power & Light Co. 6.375% 8/15/37	140,000	136,495
		7,252,258
Environmental Controls – 0.2%
Waste Management, Inc. 6.375% 11/15/12	400,000	402,784
Foods – 0.0%
The Kroger Co. 6.150% 1/15/20	40,000	39,562
The Kroger Co. 6.400% 8/15/17	30,000	30,797
		70,359
Forest Products & Paper – 0.3%
Abitibi-Consolidated Co. of Canada (Acquired 2/22/08, Cost $93,125) (a) (d) 15.500% 7/15/10	136,000	20,400
NewPage Corp. 10.000% 5/01/12	100,000	34,750
Weyerhaeuser Co. 6.750% 3/15/12	475,000	456,899
		512,049
Gas – 0.3%
Intergas Finance BV (a) 6.375% 5/14/17	900,000	522,000
Health Care — Services – 2.1%
Community Health Systems, Inc. 8.875% 7/15/15	190,000	179,550
DaVita, Inc. 6.625% 3/15/13	160,000	155,200
HCA, Inc. 5.750% 3/15/14	84,000	55,020
HCA, Inc. 6.250% 2/15/13	169,000	126,750
HCA, Inc. 6.300% 10/01/12	8,000	6,680
HCA, Inc. 9.125% 11/15/14	30,000	28,200
HCA, Inc. 9.250% 11/15/16	230,000	209,300
HCA, Inc. 9.625% 11/15/16	1,225,000	976,937
Roche Holdings, Inc. (a) 6.000% 3/01/19	930,000	957,213
Tenet Healthcare Corp. 9.250% 2/01/15	1,274,000	980,980
UnitedHealth Group, Inc. 6.000% 2/15/18	130,000	124,899
WellPoint, Inc. 5.875% 6/15/17	50,000	47,004
WellPoint, Inc. 7.000% 2/15/19	150,000	150,081
		3,997,814

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance – 0.4%
American International Group, Inc. 5.850% 1/16/18	$120,000	$46,980
American International Group, Inc. 6.250% 3/15/87	670,000	53,600
Metlife Capital Trust IV (a) 7.875% 5/15/67	300,000	159,000
Metlife, Inc. 6.400% 12/15/36	440,000	184,800
The Travelers Cos., Inc. VRN 6.250% 3/15/37	590,000	313,091
		757,471
Iron & Steel – 0.3%
Evraz Group SA (a) 8.875% 4/24/13	650,000	412,750
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	94,850
		507,600
Lodging – 0.1%
Boyd Gaming Corp. 7.125% 2/01/16	50,000	27,000
Inn of the Mountain Gods Resort & Casino 12.000% 11/15/10	50,000	5,250
MGM Mirage 6.750% 9/01/12	10,000	3,500
MGM Mirage 7.625% 1/15/17	160,000	56,800
Station Casinos, Inc. 7.750% 8/15/16	200,000	46,000
		138,550
Manufacturing – 0.9%
Eastman Kodak Co. 7.250% 11/15/13	1,020,000	576,300
Tyco International Group SA 6.000% 11/15/13	310,000	291,666
Tyco International Group SA 6.375% 10/15/11	470,000	476,182
Tyco International Group SA 6.750% 2/15/11	80,000	80,661
Tyco International Ltd. 6.875% 1/15/21	340,000	284,299
		1,709,108
Media – 2.5%
CCH I LLC (c) 11.000% 10/01/15	130,000	13,975
Clear Channel Communications, Inc. 4.250% 5/15/09	50,000	44,500
Clear Channel Communications, Inc. 5.500% 9/15/14	570,000	85,500
Clear Channel Communications, Inc. 6.250% 3/15/11	10,000	2,000
Comcast Corp. 6.500% 1/15/15	1,405,000	1,397,090
Comcast Corp. 6.500% 1/15/17	440,000	435,563
CSC Holdings, Inc. (a) 8.625% 2/15/19	105,000	101,062
DirecTV Holdings LLC 8.375% 3/15/13	55,000	55,619
Echostar DBS Corp. 6.625% 10/01/14	45,000	40,275
Echostar DBS Corp. 7.000% 10/01/13	95,000	88,112
Echostar DBS Corp. 7.750% 5/31/15	90,000	82,800
News America, Inc. 6.200% 12/15/34	20,000	14,387
News America, Inc. 6.650% 11/15/37	40,000	29,974
Reed Elsevier Capital, Inc. 8.625% 1/15/19	300,000	307,593
Rogers Cable, Inc. 6.750% 3/15/15	40,000	39,355
Shaw Communications, Inc. 7.250% 4/06/11	20,000	19,850
Sun Media Corp. 7.625% 2/15/13	25,000	14,250
Time Warner Cable, Inc. 8.250% 4/01/19	250,000	256,905
Time Warner Entertainment Co. LP 8.375% 7/15/33	60,000	56,761
Time Warner, Inc. 6.875% 5/01/12	1,480,000	1,506,344
Time Warner, Inc. 7.700% 5/01/32	10,000	8,992
TL Acquisitions, Inc. (a) 10.500% 1/15/15	80,000	41,000
		4,641,907
Mining – 1.2%
Barrick Gold Corp. 6.950% 4/01/19	170,000	170,776
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	550,000	557,227
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	250,000	233,750
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	90,000	80,704
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	150,000	131,274
Vale Overseas Ltd. 6.875% 11/21/36	881,000	760,778
Vedanta Resources PLC (a) 8.750% 1/15/14	390,000	288,600
		2,223,109
Office Equipment/Supplies – 0.0%
Xerox Corp. 6.750% 2/01/17	30,000	22,912
Oil & Gas – 4.3%
Anadarko Finance Co. Series B 7.500% 5/01/31	230,000	179,642
Anadarko Petroleum Corp. 6.450% 9/15/36	780,000	545,193
Chesapeake Energy Corp. 6.375% 6/15/15	40,000	33,700
Chesapeake Energy Corp. 6.500% 8/15/17	40,000	32,600
Chesapeake Energy Corp. 7.250% 12/15/18	150,000	123,187
Chesapeake Energy Corp. 9.500% 2/15/15	25,000	24,313
Conoco, Inc. 6.950% 4/15/29	375,000	373,382
Conocophillips 6.500% 2/01/39	460,000	448,719
Gaz Capital SA (a) 6.212% 11/22/16	690,000	500,250
Gaz Capital SA (a) 6.510% 3/07/22	340,000	219,300
Hess Corp. 7.300% 8/15/31	655,000	569,788
Hess Corp. 7.875% 10/01/29	90,000	81,452
Hess Corp. 8.125% 2/15/19	330,000	340,187

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KazMunaiGaz Finance Sub BV (a) 8.375% 7/02/13	$770,000	$639,100
Kerr-McGee Corp. 6.950% 7/01/24	290,000	222,215
Kerr-McGee Corp. 7.875% 9/15/31	650,000	528,733
Noble Energy, Inc. 8.250% 3/01/19	510,000	522,389
Occidental Petroleum Corp. 7.000% 11/01/13	670,000	748,052
OPTI Canada, Inc. 7.875% 12/15/14	150,000	65,625
OPTI Canada, Inc. 8.250% 12/15/14	125,000	55,937
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	445,445
Petrobras International Finance Co. 6.125% 10/06/16	710,000	710,000
Pride International, Inc. 7.375% 7/15/14	40,000	39,400
XTO Energy, Inc. 6.750% 8/01/37	50,000	45,506
XTO Energy, Inc. 7.500% 4/15/12	600,000	628,405
		8,122,520
Oil & Gas Services – 0.4%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	35,000	27,650
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	195,000	149,175
Complete Production Services, Inc. 8.000% 12/15/16	170,000	107,950
Smith International, Inc. 9.750% 3/15/19	410,000	428,272
		713,047
Pharmaceuticals – 1.0%
Abbott Laboratories 5.125% 4/01/19	700,000	704,010
Pfizer, Inc. 6.200% 3/15/19	660,000	703,374
Wyeth 5.950% 4/01/37	460,000	433,199
		1,840,583
Pipelines – 1.3%
Dynegy Holdings, Inc. 7.750% 6/01/19	260,000	169,000
El Paso Corp. 7.000% 6/15/17	680,000	579,143
El Paso Corp. 7.750% 1/15/32	84,000	62,583
El Paso Corp. 7.800% 8/01/31	19,000	14,197
El Paso Natural Gas Co. 8.375% 6/15/32	349,000	332,048
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	94,423
Kinder Morgan Energy Partners LP 5.850% 9/15/12	20,000	19,751
Kinder Morgan Energy Partners LP 6.000% 2/01/17	230,000	216,011
Kinder Morgan Energy Partners LP 6.750% 3/15/11	40,000	40,790
Kinder Morgan Energy Partners LP 6.950% 1/15/38	100,000	85,571
Kinder Morgan Energy Partners LP 7.125% 3/15/12	20,000	20,467
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	20,000	18,528
Semgroup LP (Acquired 10/03/06-6/17/08, Cost $94,006) (a) (c) (d) 8.750% 11/15/15	95,000	3,325
Southern Natural Gas Co. 8.000% 3/01/32	5,000	4,531
Tennessee Gas Pipeline Co. 7.625% 4/01/37	50,000	43,145
Williams Cos., Inc. 7.750% 6/15/31	210,000	170,100
Williams Cos., Inc. Series A 7.500% 1/15/31	645,000	509,550
		2,383,163
Real Estate – 0.1%
Forest City Enterprises, Inc. 7.625% 6/01/15	35,000	15,050
Realogy Corp. 12.375% 4/15/15	520,000	88,400
		103,450
Real Estate Investment Trusts (REITS) – 0.6%
Franchise Finance Corp. of America 8.750% 10/15/10	1,000,000	1,053,039
Ventas Realty LP/Ventas Capital Corp. 6.500% 6/01/16	35,000	30,275
Ventas Realty LP/Ventas Capital Corp. 6.750% 4/01/17	30,000	25,650
		1,108,964
Retail – 0.6%
Amerigas Partners LP 7.250% 5/20/15	30,000	28,200
CVS Caremark Corp. 6.600% 3/15/19	520,000	524,115
CVS Caremark Corp. (Acquired 2/6/07, Cost $301,627) (a) (d) 9.350% 1/10/23	240,000	72,619
CVS Pass-Through Trust (a) 5.298% 1/11/27	15,760	11,240
CVS Pass-Through Trust (a) 5.880% 1/10/28	147,763	138,791
CVS Pass-Through Trust (a) 6.943% 1/10/30	117,230	100,342
CVS Pass-Through Trust (Acquired 3/26/07, Cost $80,307) (a) (d) 6.036% 12/10/28	170,538	131,611
Suburban Propane Partners LP 6.875% 12/15/13	80,000	76,000
Wal-Mart Stores, Inc. 6.200% 4/15/38	60,000	60,646
		1,143,564
Savings & Loans – 0.6%
AAC Group Holding Corp. STEP (a) 10.250% 10/01/12	40,000	22,600
ASIF Global Financing XIX (a) 4.900% 1/17/13	20,000	13,033

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
El Paso Performance-Linked Trust (a) 7.750% 7/15/11	$650,000	$623,068
Goldman Sachs Capital II VRN 5.793% 12/29/49	460,000	191,517
ILFC E-Capital Trust II VRN (a) 6.250% 12/21/65	10,000	1,604
Resona Preferred Global Securities Cayman Ltd. VRN (a) 7.191% 12/29/49	455,000	209,300
		1,061,122
Semiconductors – 0.0%
Freescale Semiconductor, Inc. 8.875% 12/15/14	45,000	9,450
Telecommunications – 3.5%
America Movil SAB de CV 5.625% 11/15/17	330,000	299,272
AT&T, Inc. 5.500% 2/01/18	480,000	464,138
AT&T, Inc. 5.800% 2/15/19	80,000	78,315
AT&T, Inc. 6.550% 2/15/39	480,000	435,351
BellSouth Corp. 4.750% 11/15/12	10,000	10,173
British Telecom PLC STEP 8.625% 12/15/10	130,000	135,295
Citizens Communications Co. 7.125% 3/15/19	35,000	27,475
Citizens Communications Co. 7.875% 1/15/27	95,000	64,125
Deutsche Telekom International Finance BV 5.750% 3/23/16	390,000	382,635
Koninklijke KPN NV 8.000% 10/01/10	715,000	739,707
Koninklijke KPN NV 8.375% 10/01/30	200,000	207,218
Level 3 Financing, Inc. 9.250% 11/01/14	95,000	65,550
Qwest Communications International, Inc. Series B 7.500% 2/15/14	95,000	82,175
Qwest Corp. 6.875% 9/15/33	130,000	85,150
Qwest Corp. 7.500% 10/01/14	55,000	50,050
Rogers Wireless Communications, Inc. 6.800% 8/15/18	120,000	119,937
SBC Communications, Inc. 5.100% 9/15/14	230,000	230,774
Sprint Capital Corp. 6.900% 5/01/19	910,000	641,550
Sprint Capital Corp. 8.375% 3/15/12	30,000	27,000
Sprint Capital Corp. 8.750% 3/15/32	100,000	67,000
Telecom Italia Capital SA 4.950% 9/30/14	100,000	86,343
Telecom Italia Capital SA 5.250% 10/01/15	310,000	261,378
Verizon Communications, Inc. 6.100% 4/15/18	280,000	277,392
Verizon Communications, Inc. 8.950% 3/01/39	680,000	781,452
Verizon Global Funding Corp. 7.375% 9/01/12	220,000	237,775
Verizon Wireless Capital LLC (a) 8.500% 11/15/18	60,000	68,539
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (a) 8.375% 4/30/13	580,000	420,500
Windstream Corp. 8.625% 8/01/16	170,000	167,025
		6,513,294
Transportation – 0.1%
Gulfmark Offshore, Inc. 7.750% 7/15/14	20,000	14,800
Kansas City Southern de Mexico SA de CV (a) 12.500% 4/01/16	150,000	143,462
		158,262
TOTAL CORPORATE DEBT (Cost $101,685,194)		71,427,410
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 16.0%
Commercial MBS – 3.0%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4 VRN 5.115% 10/10/45	280,000	207,651
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.180% 9/10/47	840,000	595,033
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 VRN 5.332% 11/10/45	350,000	256,747
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	200,000	171,712
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895% 9/12/37	500,000	332,184
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4 VRN 5.281% 1/12/43	100,000	67,836
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	100,000	85,425
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	3,140,000	2,255,344
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954% 9/15/30	200,000	145,399

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 VRN 5.657% 5/12/39	$610,000	$401,446
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	520,000	327,721
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.989% 8/13/42	240,000	179,141
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	910,000	558,527
Home Equity ABS – 3.0%
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.322% 10/25/32	1,575,502	904,605
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3 0.792% 9/25/35	43,382	41,846
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2 0.882% 9/25/35	900,000	435,000
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.786% 12/15/35	202,466	58,707
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	4,811	4,584
GSAA Home Equity Trust, Series 2007-6, Class A4 FRN 0.822% 5/25/47	2,520,000	782,616
GSAA Trust, Series 2006-19, Class A3A FRN 0.762% 12/25/36	1,760,000	532,595
GSAA Trust, Series 2007-5, Class 2A3A FRN 0.842% 5/25/37	2,560,000	744,618
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6 5.879% 6/25/37	2,100,000	1,984,519
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class AI1 0.642% 12/25/35	53,522	47,243
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	161,223	123,706
		5,660,039
Manufactured Housing ABS – 1.0%
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	3,000,000	1,912,578
Student Loans ABS – 1.7%
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.922% 12/25/42	284,511	212,108
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 0.912% 11/25/35	1,400,000	676,667
Lehman XS Trust, Series 2006-2N, Class 1A1 FRN 0.782% 2/25/46	820,316	311,689
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN 0.822% 11/25/35	254,778	100,723
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 0.712% 7/25/17	17,149	7,085
Nelnet Student Loan Trust, Series 2008-4, Class A4 2.639% 4/25/24	710,000	659,302
SLC Student Loan Trust 2008 1 2.920% 12/15/32	600,000	559,406
SLM Student Loan Trust, Series 2003-7A, Class A5A FRN (a) 2.520% 12/15/33	300,000	274,683
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.772% 11/25/37	679,425	495,352
		3,297,015
WL Collateral CMO – 7.3%
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1 FRN 0.812% 11/25/45	359,860	145,809
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.132% 11/25/34	856,433	477,498
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 FRN 0.792% 11/25/35	243,126	140,289
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.852% 10/25/35	256,006	99,757
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN 0.852% 11/20/35	475,272	187,374
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (a) 0.922% 9/25/35	606,811	428,173
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (a) 5.103% 6/26/35	970,000	413,084
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (a) 0.872% 9/25/35	428,168	271,206

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 5.170% 10/25/35	$551,173	$280,858
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 5.452% 2/25/36	327,413	164,206
Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1 FRN 0.842% 3/25/36	577,631	304,297
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B FRN 0.732% 4/25/46	883,908	334,298
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.912% 12/25/34	47,307	18,633
Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1 FRN 6.165% 11/25/37	338,649	191,432
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 4.378% 9/25/33	1,260,709	783,488
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 4.847% 1/25/36	659,127	423,657
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 (a) 5.649% 11/25/35	1,782,709	650,400
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (a) 0.872% 5/25/35	426,387	234,248
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.697% 3/25/36	382,246	161,484
Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A4 6.431% 7/25/36	2,570,000	1,059,832
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	738,436	638,199
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	318,173	276,065
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,819,592	1,230,286
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2 FRN 0.882% 1/25/37	1,988,619	794,530
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	2,290,000	926,989
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1 VRN 6.200% 9/25/37	971,285	711,594
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1 VRN 6.210% 9/25/37	1,028,548	704,385
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.782% 11/25/45	378,104	152,339
WaMu Mortgage Pass Through Certificates, Series 2005-AR8, Class 1A1A FRN 0.792% 7/25/45	80,011	26,178
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A2 FRN 0.802% 11/25/45	378,104	152,614
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.812% 10/25/45	294,509	119,779
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 5.748% 11/25/36	1,940,000	796,716
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 5.948% 8/25/36	950,000	423,098
		13,722,795
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $48,283,729)		30,176,593
SOVEREIGN DEBT OBLIGATIONS – 0.7%
Bundesrepublik Deutschland EUR (b) 3.750% 1/04/15	710,000	1,007,909
United Mexican States 6.750% 9/27/34	295,000	279,513
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,205,352)		1,287,422
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 40.4%
Pass-Through Securities – 40.4%
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	410,000	431,351
Federal Home Loan Mortgage Corp.
Pool #1N2654 5.625% 11/23/35	170,000	176,813
Pool #1n1640 5.787% 1/01/37	639,319	656,368
Pool #1J1368 5.844% 10/01/36	989,074	1,021,039
Pool #1n1637 5.861% 1/01/37	1,787,048	1,839,367

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
6.750% 9/15/29	$50,000	$65,426
Federal National Mortgage Association
Pool #888283 5.000% 8/01/34	39,033,767	40,402,997
Pool #735893 5.000% 10/01/35	9,972,366	10,317,504
Pool #833222 5.000% 10/01/35	114,985	118,839
Pool #848349 5.000% 11/01/35	177,369	183,313
Pool #868243 5.000% 3/01/36	174,353	180,169
Pool #871047 5.000% 1/01/37	117,646	121,534
Pool #906369 5.000% 1/01/37	794,619	820,879
Pool #905948 5.000% 1/01/37	486,266	502,335
Pool #906076 5.000% 1/01/37	690,584	713,405
Pool #910971 5.000% 1/01/37	28,509	29,451
Pool #920717 5.000% 1/01/37	388,927	401,780
Pool #920718 5.000% 1/01/37	427,381	441,505
Pool #256596 5.000% 2/01/37	51,953	53,670
Pool #907703 5.000% 2/01/37	410,004	423,554
Pool #909463 5.000% 2/01/37	663,218	685,135
Pool #909494 5.000% 2/01/37	53,784	55,561
Pool #909668 5.000% 2/01/37	352,981	364,646
Pool #910935 5.000% 2/01/37	791,653	817,815
Pool #911439 5.000% 2/01/37	1,396,037	1,442,172
Pool #912446 5.000% 2/01/37	24,651	25,531
Pool #818016 5.000% 3/01/37	450,262	465,142
Pool #915673 5.000% 3/01/37	35,364	36,533
Pool #914924 5.000% 4/01/37	933,981	964,846
Pool #709406 5.500% 7/01/33	4,643,634	4,858,765
Pool #888030 5.500% 12/01/36	3,990,249	4,149,547
Pool #908931 5.500% 3/01/37	80,859	84,049
Pool #908921 5.500% 3/01/37	774,871	805,443
Pool #917883 5.500% 5/01/37	58,379	60,683
Pool #937948 5.500% 6/01/37	90,355	94,061
Pool #950385 5.853% 8/01/37	263,569	273,376
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	16,873	17,825
Pool #595077 6.000% 10/15/32	3,837	4,046
Pool #596620 6.000% 10/15/32	2,687	2,837
Pool #598000 6.000% 12/15/32	275	290
Pool #604706 6.000% 10/15/33	435,539	459,017
Pool #636251 6.000% 3/15/35	55,640	58,518
Pool #782034 6.000% 1/15/36	560,256	590,632
Pool #658029 6.000% 7/15/36	681,223	714,114
		75,931,883
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $71,420,693)		75,931,883
U.S. TREASURY OBLIGATIONS – 3.1%
U.S. Treasury Bonds & Notes – 3.1%
U.S. Treasury Inflation Index (f) 1.750% 1/15/28	705,404	677,408
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	910,761	951,033
U.S. Treasury Inflation Index 2.625% 7/15/17	213,908	232,625
U.S. Treasury Inflation Index (f) 3.375% 4/15/32	249,768	322,591
U.S. Treasury Inflation Index (f) 3.875% 4/15/29	2,658,294	3,423,803
U.S. Treasury Note 2.750% 2/15/19	140,000	140,787
		5,748,247
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,762,054)		5,748,247
TOTAL BONDS & NOTES (Cost $228,357,022)		184,571,555
TOTAL LONG-TERM INVESTMENTS (Cost $230,598,339)		184,818,992
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (g)	827,222	827,222
TOTAL SHORT-TERM INVESTMENTS (Cost $827,222)		827,222
TOTAL INVESTMENTS – 98.7% (Cost $231,425,561) (h)		185,646,214
Other Assets/ (Liabilities) – 1.3%		2,474,327
NET ASSETS – 100.0%		$188,120,541

Notes to Portfolio of Investments
ABS	Asset Backed Security
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
MBS	Mortgage Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $15,552,979 or 8.27% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Security is currently in default.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

(d)	Restricted security. (Note 2).
(e)	This security is valued in good faith under procedures established by the Board of Trustees.
(f)	This security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $827,223. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $844,662.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 55.1%
COMMON STOCK – 55.0%
Aerospace & Defense – 1.0%
BAE Systems PLC	21,546	$103,010
Boeing Co.	3,041	108,199
Northrop Grumman Corp.	1,538	67,118
United Technologies Corp.	11,017	473,511
		751,838
Agriculture – 1.0%
Altria Group, Inc.	17,607	282,064
Imperial Tobacco Group PLC	6,794	152,035
Japan Tobacco, Inc.	58	154,631
Philip Morris International, Inc.	5,606	199,462
		788,192
Apparel – 0.3%
Nike, Inc. Class B	2,366	110,942
VF Corp.	1,960	111,935
		222,877
Auto Manufacturers – 0.6%
Daimler AG	3,946	100,113
Honda Motor Co. Ltd.	10,100	241,245
Paccar, Inc.	5,968	153,735
		495,093
Automotive & Parts – 0.5%
Compagnie Generale des Etablissements Michelin Class B	3,750	138,577
Johnson Controls, Inc.	22,849	274,188
		412,765
Banks – 3.4%
Banco Santander SA	29,231	200,597
Bank of America Corp.	37,660	256,841
The Bank of New York Mellon Corp.	9,415	265,974
BB&T Corp.	2,109	35,684
BNP Paribas	3,327	136,864
Capital One Financial Corp.	3,392	41,518
China Construction Bank Corp.	159,000	90,302
China Merchants Bank Co. Ltd.	56,500	98,323
Comerica, Inc.	679	12,433
HSBC Holdings PLC	35,355	199,427
Intesa Sanpaolo	45,862	125,882
Itau Unibanco Banco Multiplo SA Sponsored ADR (Brazil)	5,480	59,621
KeyCorp	7,063	55,586
Mitsubishi UFJ Financial Group, Inc.	40,500	198,622
PNC Financial Services Group, Inc.	1,855	54,333
Societe Generale	2,598	101,822
State Street Corp.	3,471	106,837
U.S. Bancorp	12,852	187,768
Wells Fargo & Co.	28,595	407,193
		2,635,627
Beverages – 1.4%
The Coca-Cola Co.	13,264	582,953
InBev NV	4,965	136,837
PepsiCo, Inc.	7,085	364,736
		1,084,526
Biotechnology – 0.5%
Alexion Pharmaceuticals, Inc. (a)	487	18,341
Amgen, Inc. (a)	1,828	90,523
Celgene Corp. (a)	4,551	202,064
Intercell AG (a)	3,355	103,536
		414,464
Building Materials – 0.4%
Anhui Conch Cement Co. Ltd. (a)	22,000	121,828
Daikin Industries Ltd.	4,100	113,460
Nippon Sheet Glass Co. Ltd.	25,000	62,424
		297,712
Chemicals – 1.6%
Akzo Nobel N.V.	3,560	134,637
Du Pont (E.I.) de Nemours & Co.	5,170	115,446
Huabao International Holdings Ltd.	95,000	78,587
Lanxess AG	4,515	76,749
Monsanto Co.	1,193	99,138
Praxair, Inc.	8,074	543,300
Shin-Etsu Chemical Co. Ltd.	3,800	186,190
		1,234,047
Commercial Services – 0.1%
McKesson Corp.	1,737	60,864
Paychex, Inc.	2,000	51,340
		112,204
Computers – 2.8%
Apple, Inc. (a)	3,856	405,343
Hewlett-Packard Co.	34,352	1,101,325
International Business Machines Corp.	4,597	445,403
NetApp, Inc. (a)	7,506	111,389
SanDisk Corp. (a)	4,420	55,913
Western Digital Corp. (a)	1,800	34,812
		2,154,185
Cosmetics & Personal Care – 0.9%
The Procter & Gamble Co.	13,879	653,562
Shiseido Co. Ltd.	5,000	73,124
		726,686
Distribution & Wholesale – 0.6%
Li & Fung Ltd.	36,000	84,566
Mitsubishi Corp.	12,800	170,017
Mitsui & Co. Ltd.	17,000	172,773
		427,356
Diversified Financial – 1.7%
American Express Co.	7,082	96,528
Ameriprise Financial, Inc.	994	20,367
CME Group, Inc.	284	69,975
Credit Suisse Group	6,903	209,136
The Goldman Sachs Group, Inc.	4,849	514,091
Macquarie Group Ltd.	5,177	97,429
Morgan Stanley	9,548	217,408
TD Ameritrade Holding Corp. (a)	9,395	129,745
		1,354,679
Electric – 2.0%
American Electric Power Co., Inc.	5,629	142,189
China Resources Power Holdings Co. Ltd.	36,000	75,320
Consolidated Edison, Inc.	1,900	75,259
E.ON AG	8,187	227,450
Edison International	3,447	99,308
Exelon Corp.	6,691	303,705
FirstEnergy Corp.	1,751	67,589
FPL Group, Inc.	1,521	77,160
International Power PLC	34,735	103,732

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NV Energy, Inc.	12,047	$113,121
PG&E Corp.	2,974	113,666
Public Service Enterprise Group, Inc.	4,600	135,562
		1,534,061
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	2,700	77,166
Mitsubishi Electric Corp.	34,000	154,489
Schneider Electric SA	1,456	96,484
		328,139
Electronics – 0.2%
HON HAI Precision Industry Co. Ltd. GDR (Taiwan)	21,050	93,672
Premier Farnell PLC	28,700	48,818
		142,490
Engineering & Construction – 0.2%
Bouygues	4,159	148,094
Fluor Corp.	727	25,118
		173,212
Entertainment – 0.2%
International Game Technology	18,079	166,688
Food Services – 0.2%
Sodexo	2,932	133,244
Foods – 2.4%
General Mills, Inc.	5,786	288,606
Kraft Foods, Inc. Class A	4,301	95,869
Nestle SA	6,773	229,001
Safeway, Inc.	21,692	437,962
Sysco Corp.	20,156	459,557
Tesco PLC	33,102	157,857
Unilever NV	7,664	151,221
Yakult Honsha Co. Ltd.	3,800	67,457
		1,887,530
Gas – 0.3%
Gaz De France	4,974	170,689
Tokyo Gas Co. Ltd.	27,000	94,136
		264,825
Health Care — Products – 0.7%
Boston Scientific Corp. (a)	2,186	17,379
C.R. Bard, Inc.	406	32,366
Covidien Ltd.	3,839	127,608
Johnson & Johnson	1,700	89,420
Medtronic, Inc.	3,886	114,520
Zimmer Holdings, Inc. (a)	3,735	136,328
		517,621
Health Care — Services – 0.4%
Aetna, Inc.	4,356	105,982
UnitedHealth Group, Inc.	1,994	41,734
WellPoint, Inc. (a)	4,440	168,587
		316,303
Holding Company — Diversified – 0.1%
TUI Travel PLC	20,340	66,573
Home Builders – 0.2%
D.R. Horton, Inc.	6,289	61,003
KB Home	8,016	105,651
		166,654
Household Products – 0.2%
Reckitt Benckiser Group PLC	3,652	136,950
Insurance – 1.7%
ACE Ltd.	5,155	208,262
AFLAC, Inc.	1,253	24,258
Allianz SE	2,072	174,217
Arch Capital Group Ltd. (a)	277	14,919
Axis Capital Holdings Ltd.	1,274	28,716
Metlife, Inc.	4,691	106,814
Muenchener Rueckversicherungs AG	730	88,993
Prudential Financial, Inc.	3,745	71,230
RenaissanceRe Holdings Ltd.	5,945	293,921
Sony Financial Holdings, Inc.	23	61,483
The Travelers Cos., Inc.	2,582	104,932
Zurich Financial Services AG	998	157,312
		1,335,057
Internet – 1.0%
Amazon.com, Inc. (a)	1,355	99,511
Google, Inc. Class A (a)	1,660	577,780
Yahoo!, Inc. (a)	5,475	70,135
		747,426
Iron & Steel – 0.3%
ArcelorMittal	6,806	137,858
JFE Holdings, Inc.	3,900	86,026
		223,884
Leisure Time – 0.2%
Carnival Corp.	6,872	148,435
Royal Caribbean Cruises Ltd.	1,743	13,962
		162,397
Lodging – 0.1%
Intercontinental Hotels Group PLC	9,385	71,102
Machinery — Construction & Mining – 0.5%
Atlas Copco AB	6,692	50,045
BHP Billiton PLC	7,151	141,075
Caterpillar, Inc.	6,901	192,952
		384,072
Machinery — Diversified – 0.6%
Alstom	2,844	146,956
Deere & Co.	5,005	164,514
Kubota Corp.	25,000	137,112
Rockwell Automation, Inc.	2,247	49,074
		497,656
Manufacturing – 0.3%
General Electric Co.	15,290	154,582
Honeywell International, Inc.	2,413	67,226
		221,808
Media – 1.6%
Time Warner Cable, Inc.	6,247	154,931
Time Warner, Inc.	26,638	514,120
Vivendi SA	6,121	161,423
The Walt Disney Co.	20,153	365,978
Wolters Kluwer NV	5,073	82,202
		1,278,654
Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc.	4,516	172,105
Kinross Gold Corp.	3,299	59,963
Newcrest Mining Ltd.	2,747	62,025
		294,093
Office Equipment/Supplies – 0.2%
Canon, Inc.	4,100	119,391
Oil & Gas – 5.4%
Anadarko Petroleum Corp.	1,892	73,580
Apache Corp.	5,549	355,635
BG Group PLC	15,011	226,708
Chesapeake Energy Corp.	3,528	60,188
Chevron Corp.	7,021	472,092
ConocoPhillips	6,500	254,540
Devon Energy Corp.	2,856	127,635

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EOG Resources, Inc.	564	$30,885
Exxon Mobil Corp.	18,890	1,286,409
Hess Corp.	2,065	111,923
Occidental Petroleum Corp.	6,220	346,143
Royal Dutch Shell PLC Class A	18,723	420,332
Santos Ltd.	8,703	100,906
Total SA	6,582	325,814
		4,192,790
Oil & Gas Services – 1.1%
Halliburton Co.	16,218	250,893
Saipem SpA	3,614	64,354
Schlumberger Ltd.	10,747	436,543
Smith International, Inc.	953	20,470
Transocean Ltd. (a)	564	33,186
Weatherford International Ltd. (a)	4,363	48,298
		853,744
Pharmaceuticals – 6.1%
Abbott Laboratories	13,777	657,163
Bayer AG	5,493	262,645
Bristol-Myers Squibb Co.	6,106	133,843
Cardinal Health, Inc.	4,860	152,993
Chugai Pharmaceutical Co. Ltd.	16,400	278,197
Gilead Sciences, Inc. (a)	7,248	335,727
Merck & Co., Inc.	26,609	711,791
Pfizer, Inc.	52,195	710,896
Roche Holding AG	2,503	343,256
Sanofi-Aventis	5,577	312,368
Schering-Plough Corp.	23,824	561,055
Shire Ltd.	6,959	84,585
Wyeth	5,614	241,627
		4,786,146
Retail – 2.0%
Advance Auto Parts, Inc.	1,779	73,082
Carmax, Inc. (a)	1,859	23,126
CVS Caremark Corp.	10,271	282,350
Hennes & Mauritz AB Class B	1,801	67,319
Kohl's Corp. (a)	3,244	137,286
Polo Ralph Lauren Corp.	345	14,576
Staples, Inc.	29,439	533,140
Wal-Mart Stores, Inc.	8,617	448,946
		1,579,825
Semiconductors – 1.0%
Broadcom Corp. Class A (a)	5,622	112,328
KLA-Tencor Corp.	4,647	92,940
Lam Research Corp. (a)	4,512	102,738
LSI Corp. (a)	15,048	45,746
National Semiconductor Corp.	1,600	16,432
Novellus Systems, Inc. (a)	2,028	33,726
Samsung Electronics Co. Ltd. GDR (Republic of Korea)	578	64,073
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	19,094	170,891
Xilinx, Inc.	6,577	126,015
		764,889
Software – 1.6%
Adobe Systems, Inc. (a)	1,600	34,224
Infosys Technologies Ltd. Sponsored ADR (India)	3,377	89,930
Microsoft Corp.	53,209	977,449
Oracle Corp. (a)	9,911	179,092
		1,280,695
Telecommunications – 5.0%
AT&T, Inc.	21,987	554,072
Cisco Systems, Inc. (a)	54,123	907,643
Corning, Inc.	35,182	466,865
Juniper Networks, Inc. (a)	12,569	189,289
Koninklijke KPN NV	8,991	120,009
Nippon Telegraph & Telephone Corp.	2,600	98,582
Nokia Oyj	18,318	214,041
Qualcomm, Inc.	12,335	479,955
Sprint Nextel Corp. (a)	15,072	53,807
Telefonica SA	14,322	285,490
Verizon Communications, Inc.	13,095	395,469
Vodafone Group PLC	71,465	124,402
		3,889,624
Toys, Games & Hobbies – 0.3%
Nintendo Co. Ltd.	800	234,266
Transportation – 1.3%
CSX Corp.	7,410	191,548
Norfolk Southern Corp.	20,380	687,825
TNT NV	9,402	160,532
		1,039,905
TOTAL COMMON STOCK (Cost $48,261,882)		42,903,965
PREFERRED STOCK – 0.1%
General Motors Corp. Series C	4,450	11,403
Internet – 0.1%
Preferred Blocker, Inc. (b)	196	39,023
U.S. Government Agencies – 0.0%
Fannie Mae	400	280
Fannie Mae	7,175	5,094
Freddie Mac	11,350	5,221
		10,595
TOTAL PREFERRED STOCK (Cost $626,303)		61,021
TOTAL EQUITIES (Cost $48,888,185)		42,964,986
	Principal Amount
BONDS & NOTES – 41.7%
CORPORATE DEBT – 18.4%
Advertising – 0.0%
Lamar Media Corp. Series B 6.625% 8/15/15	$10,000	7,200
Agriculture – 0.3%
Altria Group, Inc. 9.700% 11/10/18	140,000	152,390
Reynolds American, Inc. 6.750% 6/15/17	65,000	55,490
		207,880
Airlines – 0.7%
Continental Airlines, Inc. 5.983% 4/19/22	300,000	222,000
Delta Air Lines, Inc. 6.821% 8/10/22	90,756	60,806
Delta Air Lines, Inc., Series 2000-1, Class A2 7.570% 11/18/10	200,000	179,000
Northwest Airlines Corp. 7.575% 9/01/20	71,988	49,312
		511,118
Apparel – 0.0%
Oxford Industries, Inc. 8.875% 6/01/11	15,000	10,950

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Manufacturers – 0.4%
DaimlerChrysler Finance North America LLC 5.750% 5/18/09	$60,000	$60,017
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	100,000	95,721
Ford Motor Co. 4.250% 12/15/36	60,000	20,925
Ford Motor Co. 6.625% 10/01/28	50,000	15,000
Ford Motor Co. 7.450% 7/16/31	150,000	47,625
General Motors Corp. EUR (c) 8.375% 7/05/33	90,000	21,482
General Motors Corp. 8.375% 7/15/33	690,000	82,800
		343,570
Automotive & Parts – 0.0%
Visteon Corp. 8.250% 8/01/10	11,000	550
Visteon Corp. (b) 12.250% 12/31/16	8,000	400
		950
Banks – 0.9%
BAC Capital Trust XIV VRN 5.630% 12/31/49	10,000	2,200
Bank of America Corp. VRN 8.125% 12/29/49	190,000	77,917
Export-Import Bank Of Korea (b) 5.250% 2/10/14	5,000	4,515
Glitnir Banki HF (Acquired 6/15/06, Cost $140,000) VRN (b) (d) (e) 6.693% 6/15/16	140,000	14
Glitnir Banki HF (Acquired 7/28/06, Cost $160,000) (b) (d) (e) 6.330% 7/28/11	160,000	17,200
Glitnir Banki HF (Acquired 9/25/07, Cost $99,776) (b) (d) (e) 6.375% 9/25/12	100,000	10,750
Hypothekenbank in Essen (b) 5.000% 1/20/12	20,000	21,143
ICICI Bank Ltd. VRN 6.375% 4/30/22	100,000	55,162
ICICI Bank Ltd. VRN (b) 6.375% 4/30/22	136,000	76,480
KeyBank NA 5.500% 9/17/12	40,000	38,122
Landsbanki Islands HF (Acquired 8/25/06, Cost $279,927) (b) (d) (e) 6.100% 8/25/11	280,000	700
Rabobank Capital Funding Trust VRN (b) 5.254% 12/29/49	20,000	9,000
Royal Bank of Scotland Group PLC VRN (b) 6.990% 10/29/49	120,000	52,800
RSHB Capital SA for OJSC Russian Agricultural Bank (b) 6.299% 5/15/17	200,000	138,420
Shinsei Finance Cayman Ltd. VRN (b) 6.418% 1/29/49	100,000	17,000
TuranAlem Finance BV (b) 8.250% 1/22/37	230,000	46,000
TuranAlem Finance BV (b) 8.250% 1/22/37	100,000	20,000
Wachovia Capital Trust III VRN 5.800% 3/15/42	120,000	43,200
Wells Fargo Capital 5.950% 12/15/36	100,000	67,500
		698,123
Beverages – 0.3%
Diageo Capital PLC 7.375% 1/15/14	180,000	197,768
Biotechnology – 0.1%
FMC Finance III SA 6.875% 7/15/17	70,000	68,425
Chemicals – 0.0%
Westlake Chemical Corp. 6.625% 1/15/16	15,000	10,500
Coal – 0.0%
Peabody Energy Corp. 6.875% 3/15/13	15,000	14,625
Commercial Services – 0.1%
Ashtead Capital, Inc. (b) 9.000% 8/15/16	16,000	9,120
DI Finance/DynCorp International, Series B 9.500% 2/15/13	15,000	14,138
Hertz Corp. 8.875% 1/01/14	30,000	18,187
Hertz Corp. 10.500% 1/01/16	5,000	2,175
Service Corp. International 6.750% 4/01/16	15,000	13,050
Service Corp. International 7.500% 4/01/27	35,000	25,725
		82,395
Computers – 0.0%
Electronic Data Systems Corp. 7.125% 10/15/09	10,000	10,300
Sungard Data Systems, Inc. 10.250% 8/15/15	15,000	10,500
		20,800
Diversified Financial – 3.8%
Aiful Corp. (b) 5.000% 8/10/10	100,000	35,000
American Express Co. VRN 6.800% 9/01/66	75,000	36,172
The Bear Stearns Cos., Inc. 7.250% 2/01/18	240,000	247,851
BP Capital Markets PLC 5.250% 11/07/13	140,000	149,849
Citigroup Capital XXI VRN 8.300% 12/21/57	400,000	192,598
Citigroup, Inc. 5.875% 5/29/37	30,000	23,038
Citigroup, Inc. 6.125% 8/25/36	10,000	5,374
Citigroup, Inc. 6.875% 3/05/38	80,000	69,747
Countrywide Financial Corp. 6.250% 5/15/16	100,000	83,197
Countrywide Home Loans, Inc. 4.125% 9/15/09	50,000	49,409

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc. 5.625% 7/15/09	$20,000	$19,883
Federal National Mortgage Association 5.250% 8/01/12	30,000	31,439
Federal National Mortgage Association 6.250% 2/01/11	30,000	31,609
Ford Motor Credit Co. 8.000% 12/15/16	550,000	361,477
Ford Motor Credit Co. 12.000% 5/15/15	210,000	159,141
Ford Motor Credit Co. LLC 7.375% 10/28/09	120,000	107,622
General Electric Capital Corp. VRN 6.375% 11/15/67	310,000	150,530
GMAC LLC (b) 7.500% 12/31/13	53,000	25,476
GMAC LLC (b) 8.000% 12/31/18	22,000	6,387
GMAC LLC (b) 8.000% 11/01/31	785,000	377,711
The Goldman Sachs Group, Inc. 5.450% 11/01/12	50,000	48,402
Kaupthing Bank (Acquired 2/25/08, Cost $368,482) (b) (d) (e) (f) 7.625% 2/28/15	440,000	34,100
Kaupthing Bank (Acquired 5/19/06, Cost $99,472) (b) (d) (e) 7.125% 5/19/16	100,000	10
Lehman Brothers Holdings Capital Trust VII VRN (e) 5.857% 11/29/49	130,000	13
Lehman Brothers Holdings, Inc. (e) 5.250% 2/06/12	70,000	8,925
Lehman Brothers Holdings, Inc. (e) 6.200% 9/26/14	60,000	7,650
Lehman Brothers Holdings, Inc. (e) 6.500% 7/19/17	30,000	3
Lehman Brothers Holdings, Inc. Series I (e) 6.750% 12/28/17	290,000	29
Morgan Stanley Series F 5.625% 1/09/12	190,000	182,821
SLM Corp. 5.000% 10/01/13	210,000	111,671
SLM Corp. 5.000% 4/15/15	10,000	4,700
SLM Corp. 5.050% 11/14/14	40,000	21,174
SLM Corp. 5.375% 5/15/14	285,000	147,686
SLM Corp. 5.625% 8/01/33	50,000	20,012
TNK-BP Finance SA (b) 7.500% 7/18/16	170,000	123,250
TNK-BP Finance SA (b) 7.875% 3/13/18	100,000	70,000
		2,943,956
Electric – 1.8%
The AES Corp. 7.750% 3/01/14	202,000	180,790
The AES Corp. 7.750% 10/15/15	50,000	43,625
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	40,000	38,750
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	5,000	4,442
Dominion Resources, Inc. 5.700% 9/17/12	165,000	168,211
Duke Energy Corp. 5.625% 11/30/12	145,000	153,301
Edison Mission Energy 7.000% 5/15/17	50,000	36,500
Edison Mission Energy 7.200% 5/15/19	60,000	41,700
Edison Mission Energy 7.625% 5/15/27	20,000	12,000
Energy Future Holdings Corp. 11.250% 11/01/17	730,000	308,425
Energy Future Holdings Corp. Series Q 6.500% 11/15/24	90,000	25,247
Energy Future Holdings Corp. Series R 6.550% 11/15/34	150,000	40,654
Exelon Corp. 5.625% 6/15/35	10,000	6,680
FirstEnergy Corp. Series B 6.450% 11/15/11	50,000	50,045
FirstEnergy Corp. Series C 7.375% 11/15/31	70,000	56,964
NRG Energy, Inc. 7.250% 2/01/14	20,000	18,800
NRG Energy, Inc. 7.375% 2/01/16	20,000	18,600
NRG Energy, Inc. 7.375% 1/15/17	40,000	37,200
Pacific Gas & Electric Co. 5.800% 3/01/37	10,000	9,510
Pacific Gas & Electric Co. 6.050% 3/01/34	80,000	78,284
Wisconsin Power & Light Co. 6.375% 8/15/37	40,000	38,999
		1,368,727
Environmental Controls – 0.1%
Waste Management, Inc. 6.375% 11/15/12	115,000	115,800
Foods – 0.0%
The Kroger Co. 6.150% 1/15/20	10,000	9,890
The Kroger Co. 6.400% 8/15/17	10,000	10,266
		20,156
Gas – 0.2%
Intergas Finance BV (b) 6.375% 5/14/17	240,000	139,200
Health Care — Services – 0.8%
Community Health Systems, Inc. 8.875% 7/15/15	60,000	56,700
DaVita, Inc. 6.625% 3/15/13	60,000	58,200
HCA, Inc. 6.250% 2/15/13	132,000	99,000
HCA, Inc. 6.300% 10/01/12	54,000	45,090
HCA, Inc. 7.500% 11/15/95	50,000	23,322
HCA, Inc. 7.690% 6/15/25	10,000	5,208
HCA, Inc. 9.125% 11/15/14	10,000	9,400
HCA, Inc. 9.250% 11/15/16	90,000	81,900

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc. 9.625% 11/15/16	$30,000	$23,925
Roche Holdings, Inc. (b) 6.000% 3/01/19	160,000	164,682
WellPoint, Inc. 5.875% 6/15/17	10,000	9,401
WellPoint, Inc. 7.000% 2/15/19	30,000	30,016
		606,844
Insurance – 0.0%
American International Group, Inc. 5.850% 1/16/18	30,000	11,745
Metlife, Inc. 6.400% 12/15/36	10,000	4,200
The Travelers Cos., Inc. VRN 6.250% 3/15/67	10,000	5,307
		21,252
Iron & Steel – 0.2%
Evraz Group SA (b) 8.875% 4/24/13	190,000	120,650
Steel Dynamics, Inc. 6.750% 4/01/15	45,000	30,487
		151,137
Lodging – 0.0%
Boyd Gaming Corp. 7.125% 2/01/16	20,000	10,800
Inn of the Mountain Gods Resort & Casino 12.000% 11/15/10	20,000	2,100
MGM Mirage 6.625% 7/15/15	5,000	1,775
Station Casinos, Inc. 7.750% 8/15/16	55,000	12,650
		27,325
Manufacturing – 0.3%
Eastman Kodak Co. 7.250% 11/15/13	240,000	135,600
Tyco International Ltd. 6.875% 1/15/21	160,000	133,788
		269,388
Media – 1.4%
CCH I LLC (e) 11.000% 10/01/15	40,000	4,300
Clear Channel Communications, Inc. 4.250% 5/15/09	50,000	44,500
Clear Channel Communications, Inc. 5.500% 9/15/14	150,000	22,500
Comcast Corp. 6.500% 1/15/15	255,000	253,564
Comcast Corp. 6.500% 1/15/17	150,000	148,487
CSC Holdings, Inc. (b) 8.625% 2/15/19	20,000	19,250
DirecTV Holdings LLC 8.375% 3/15/13	25,000	25,281
Echostar DBS Corp. 6.625% 10/01/14	20,000	17,900
Echostar DBS Corp. 7.000% 10/01/13	20,000	18,550
News America, Inc. 6.650% 11/15/37	10,000	7,494
Reed Elsevier Capital, Inc. 8.625% 1/15/19	50,000	51,266
Rogers Cable, Inc. 6.750% 3/15/15	20,000	19,677
Sun Media Corp. 7.625% 2/15/13	10,000	5,700
Time Warner Cable, Inc. 8.250% 4/01/19	40,000	41,105
Time Warner, Inc. 6.875% 5/01/12	355,000	361,319
TL Acquisitions, Inc. (b) 10.500% 1/15/15	30,000	15,375
		1,056,268
Mining – 0.5%
Barrick Gold Corp. 6.950% 4/01/19	30,000	30,137
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	70,000	65,450
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	20,000	17,503
Vale Overseas Ltd. 6.875% 11/21/36	200,000	172,708
Vedanta Resources PLC (b) 8.750% 1/15/14	100,000	74,000
		359,798
Office Equipment/Supplies – 0.0%
Xerox Corp. 6.750% 2/01/17	10,000	7,637
Oil & Gas – 1.9%
Anadarko Finance Co. Series B 7.500% 5/01/31	10,000	7,811
Anadarko Petroleum Corp. 6.450% 9/15/36	140,000	97,855
Chesapeake Energy Corp. 6.375% 6/15/15	5,000	4,212
Chesapeake Energy Corp. 6.500% 8/15/17	20,000	16,300
Chesapeake Energy Corp. 7.250% 12/15/18	25,000	20,531
Conoco Funding Co. 6.350% 10/15/11	40,000	43,280
Conoco, Inc. 6.950% 4/15/29	30,000	29,871
Conocophillips 6.500% 2/01/39	70,000	68,283
ConocoPhillips Co. 4.750% 10/15/12	10,000	10,330
Gaz Capital SA (b) 6.212% 11/22/16	100,000	72,500
Gaz Capital SA (b) 6.510% 3/07/22	110,000	70,950
Hess Corp. 7.300% 8/15/31	190,000	165,282
Hess Corp. 7.875% 10/01/29	30,000	27,151
KazMunaiGaz Finance Sub BV (b) 8.375% 7/02/13	160,000	132,800
Kerr-McGee Corp. 6.950% 7/01/24	20,000	15,325
Kerr-McGee Corp. 7.875% 9/15/31	265,000	215,561
Occidental Petroleum Corp. 7.000% 11/01/13	150,000	167,474
OPTI Canada, Inc. 7.875% 12/15/14	50,000	21,875
OPTI Canada, Inc. 8.250% 12/15/14	40,000	17,900
Pemex Project Funding Master Trust 6.625% 6/15/35	111,000	79,365
Petrobras International Finance Co. 6.125% 10/06/16	160,000	160,000
XTO Energy, Inc. 7.500% 4/15/12	50,000	52,367
		1,497,023

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services – 0.1%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	$10,000	$7,900
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	60,000	45,900
Complete Production Services, Inc. 8.000% 12/15/16	50,000	31,750
		85,550
Pharmaceuticals – 0.2%
Wyeth 5.950% 4/01/37	130,000	122,426
Pipelines – 0.6%
Dynegy Holdings, Inc. 7.750% 6/01/19	80,000	52,000
El Paso Corp. 7.000% 6/15/17	105,000	89,426
El Paso Corp. 7.750% 1/15/32	15,000	11,176
Kinder Morgan Energy Partners LP 5.000% 12/15/13	30,000	28,327
Kinder Morgan Energy Partners LP 6.000% 2/01/17	20,000	18,784
Kinder Morgan Energy Partners LP 6.750% 3/15/11	40,000	40,790
Kinder Morgan Energy Partners LP 6.950% 1/15/38	20,000	17,114
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	5,000	4,632
Semgroup LP (Acquired 10/03/06-6/17/08, Cost $29,600) (b) (d) (e) 8.750% 11/15/15	30,000	1,050
Southern Natural Gas Co. 8.000% 3/01/32	10,000	9,062
Tennessee Gas Pipeline Co. 7.625% 4/01/37	30,000	25,887
Williams Cos., Inc. Series A 7.500% 1/15/31	220,000	173,800
		472,048
Real Estate – 0.0%
Forest City Enterprises, Inc. 7.625% 6/01/15	15,000	6,450
Realogy Corp. 12.375% 4/15/15	150,000	25,500
		31,950
Real Estate Investment Trusts (REITS) – 0.8%
Franchise Finance Corp. of America 8.750% 10/15/10	610,000	642,354
Ventas Realty LP/Ventas Capital Corp. 6.500% 6/01/16	15,000	12,975
Ventas Realty LP/Ventas Capital Corp. 6.750% 4/01/17	10,000	8,550
		663,879
Retail – 0.3%
Amerigas Partners LP 7.250% 5/20/15	10,000	9,400
CVS Caremark Corp. 6.600% 3/15/19	90,000	90,712
CVS Caremark Corp. (Acquired 2/07/07, Cost $125,678) (b) (d) 9.350% 1/10/23	100,000	30,258
CVS Pass-Through Trust (b) 5.880% 1/10/28	30,476	28,626
CVS Pass-Through Trust (Acquired 3/26/07, Cost $14,054) (b) (d) 6.036% 12/10/28	35,055	27,053
Suburban Propane Partners LP 6.875% 12/15/13	35,000	33,250
Wal-Mart Stores, Inc. 6.200% 4/15/38	20,000	20,216
		239,515
Savings & Loans – 0.5%
AAC Group Holding Corp. STEP (b) 10.250% 10/01/12	15,000	8,475
ASIF Global Financing XIX (b) 4.900% 1/17/13	20,000	13,034
El Paso Performance-Linked Trust (b) 7.750% 7/15/11	140,000	134,199
Goldman Sachs Capital II VRN 5.793% 12/29/49	110,000	45,798
ILFC E-Capital Trust II VRN (b) 6.250% 12/21/65	190,000	30,473
MUFG Capital Finance 1 Ltd. VRN 6.346% 7/29/49	100,000	67,000
Resona Preferred Global Securities Cayman Ltd. VRN (b) 7.191% 12/29/49	155,000	71,300
		370,279
Semiconductors – 0.0%
Freescale Semiconductor, Inc. 8.875% 12/15/14	15,000	3,150
Telecommunications – 2.1%
America Movil SAB de CV 5.625% 11/15/17	80,000	72,551
AT&T, Inc. 6.550% 2/15/39	130,000	117,908
BellSouth Corp. 4.750% 11/15/12	10,000	10,173
British Telecom PLC STEP 8.625% 12/15/10	160,000	166,516
Citizens Communications Co. 7.875% 1/15/27	25,000	16,875
Deutsche Telekom International Finance BV 5.750% 3/23/16	75,000	73,584
Koninklijke KPN NV 8.000% 10/01/10	180,000	186,230
Koninklijke KPN NV 8.375% 10/01/30	125,000	129,511
Level 3 Financing, Inc. 9.250% 11/01/14	35,000	24,150
Qwest Communications International, Inc. Series B 7.500% 2/15/14	30,000	25,950
Qwest Corp. 6.875% 9/15/33	10,000	6,550
SBC Communications, Inc. 5.100% 9/15/14	120,000	120,404
Sprint Capital Corp. 8.375% 3/15/12	50,000	45,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Capital Corp. 8.750% 3/15/32	$60,000	$40,200
Telecom Italia Capital SA 4.950% 9/30/14	120,000	103,612
Verizon Communications, Inc. 6.100% 4/15/18	60,000	59,441
Verizon Communications, Inc. 8.950% 3/01/39	100,000	114,919
Verizon Global Funding Corp. 7.375% 9/01/12	60,000	64,848
Verizon Wireless Capital LLC (b) 8.500% 11/15/18	10,000	11,423
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (b) 8.375% 4/30/13	190,000	137,750
Windstream Corp. 8.625% 8/01/16	80,000	78,600
		1,606,195
Transportation – 0.0%
Gulfmark Offshore, Inc. 7.750% 7/15/14	10,000	7,400
Kansas City Southern de Mexico SA de CV (b) 12.500% 4/01/16	25,000	23,910
		31,310
TOTAL CORPORATE DEBT (Cost $21,632,805)		14,385,117
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.9%
Commercial MBS – 1.3%
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A3 5.620% 2/10/51	20,000	11,668
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4 VRN 5.335% 3/10/44	700,000	467,587
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	300,000	257,568
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	200,000	170,850
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954% 9/15/30	10,000	7,270
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X (Acquired 7/28/04, Cost $180,401) VRN (b) (d) 1.210% 5/28/40	1,767,731	32,420
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	150,000	94,535
Mutual Fund Fee Trust, Series 2000-3 9.070% 7/01/09	655,398	7
		1,041,905
Home Equity ABS – 1.5%
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.322% 10/25/32	346,480	198,938
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A FRN 1.077% 9/25/27	50,015	33,598
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.786% 12/15/35	227,774	66,045
GSAA Home Equity Trust, Series 2007-6, Class A4 FRN 0.822% 5/25/47	580,000	180,126
GSAA Trust, Series 2006-19, Class A3A FRN 0.762% 12/25/36	710,000	214,854
GSAA Trust, Series 2007-5, Class 2A3A FRN 0.842% 5/25/37	560,000	162,885
Option One Mortgage Loan Trust, Series 2003-3, Class A1 FRN 1.102% 6/25/33	344,144	257,140
Terwin Mortgage Trust, Series 2006-10SL, Class A1 VRN 4.750% 10/25/37	110,392	14,026
UCFC Home Equity Loan, Series 1998-D, Class MF1 6.905% 4/15/30	42,635	30,061
		1,157,673
Student Loans ABS – 0.6%
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.742% 7/25/30	270,848	162,668
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 0.712% 7/25/17	284,176	117,402
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AII FRN 1.162% 8/25/32	3,707	3,065
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.772% 11/25/37	153,419	111,854
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A FRN 0.892% 9/27/32	87,767	44,259
		439,248
WL Collateral CMO – 4.5%
Banc of America Funding Corp., Series 2006-E, Class 2A1 FRN 5.830% 6/20/36	381,489	186,534

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.132% 11/25/34	$171,287	$95,500
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1 FRN 1.022% 2/25/35	377,010	225,880
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (b) 5.103% 6/26/35	220,000	93,689
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 5.452% 2/25/36	109,138	54,735
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B FRN 0.732% 4/25/46	211,487	79,985
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2 VRN 5.099% 9/25/35	118,424	62,895
Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1 FRN 6.165% 11/25/37	97,832	55,303
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 4.378% 9/25/33	288,162	179,083
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 (b) 5.649% 11/25/35	398,987	145,566
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3 (b) 7.000% 8/25/34	213,010	113,989
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 4.569% 5/25/29	86,704	72,466
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.697% 3/25/36	318,539	134,570
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3 VRN 6.588% 6/25/37	336,208	159,223
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (b) 5.500% 5/25/35	268,522	232,072
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (b) 6.000% 5/25/35	127,269	110,426
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (b) 6.000% 5/25/35	474,676	320,944
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2 FRN 0.882% 1/25/37	443,615	177,241
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	510,000	206,447
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1 VRN 6.200% 9/25/37	286,609	209,979
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1 VRN 6.210% 9/25/37	299,354	205,008
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 5.748% 11/25/36	430,000	176,592
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 5.948% 8/25/36	210,000	93,527
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A 7.000% 3/25/34	121,336	99,869
		3,491,523
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,553,074)		6,130,349
SOVEREIGN DEBT OBLIGATION – 0.1%
United Mexican States 6.750% 9/27/34	97,000	91,908
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $97,686)		91,908
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 14.3%
Pass-Through Securities – 14.3%
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	90,000	94,687
Federal Home Loan Mortgage Corp.(g) Pool #1N2654 5.625% 11/23/35	140,000	145,611
Federal National Mortgage Association
Pool #974701 4.500% 4/01/38	297,931	304,657
Pool #888283 5.000% 8/01/34	7,246,775	7,500,978
Pool #960550 5.500% 1/01/38	2,165,967	2,251,421
Pool #944103 5.871% 7/01/37	599,059	620,354
Pool #595775 6.000% 8/01/31	11,162	11,789
Pool #902990 6.500% 11/01/36	14,725	15,556
Federal National Mortgage Association Principal Strip 0.000% 2/01/19	30,000	16,333
Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #575499 6.000% 1/15/32	$69,334	$73,201
Pool #579631 6.000% 2/15/32	44,994	47,504
Pool #582351 6.500% 10/15/32	54,768	58,084
		11,140,175
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $10,565,130)		11,140,175
U.S. TREASURY OBLIGATIONS – 1.0%
U.S. Treasury Bonds & Notes – 1.0%
U.S. Treasury Bond 3.500% 2/15/39	230,000	227,412
U.S. Treasury Inflation Index 2.500% 1/15/29	491,650	534,593
U.S. Treasury Note 2.750% 2/15/19	20,000	20,113
		782,118
TOTAL U.S. TREASURY OBLIGATIONS (Cost $735,567)		782,118
TOTAL BONDS & NOTES (Cost $43,584,262)		32,529,667
	Number of Shares
RIGHTS – 0.0%
Computers – 0.0%
HSBC Holdings PLC (a)	11,519	23,221
TOTAL RIGHTS (Cost $0)		23,221
MUTUAL FUND – 0.1%
Diversified Financial – 0.1%
iShares Dow Jones US Real Estate Index Fund	3,035	77,271
TOTAL MUTUAL FUND (Cost $88,886)		77,271
TOTAL LONG-TERM INVESTMENTS (Cost $92,561,333)		75,595,145
	Principal Amount
SHORT-TERM INVESTMENTS – 1.7%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (h)	$917,143	917,143
Discount Notes – 0.5%
Federal National Mortgage Association (g) 0.010% 5/18/09	403,000	402,848
TOTAL SHORT-TERM INVESTMENTS (Cost $1,319,991)		1,319,991
TOTAL INVESTMENTS – 98.6% (Cost $93,881,324) (i)		76,915,136
Other Assets/ (Liabilities) – 1.4%		1,084,661
NET ASSETS – 100.0%		$77,999,797

Notes to Portfolio of Investments
ABS	Asset Backed Security
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GDR	Global Depositary Receipt
MBS	Mortgage Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $3,510,563 or 4.50% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Restricted security. (Note 2).
(e)	Security is currently in default.
(f)	This security is valued in good faith under procedures established by the Board of Trustees.
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	Maturity value of $917,144. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 6/24/09 - 9/15/24, and an aggregate market value, including accrued interest, of $946,011.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.8%
COMMON STOCK – 95.8%
Aerospace & Defense – 0.3%
Northrop Grumman Corp.	19,600	$855,344
Agriculture – 3.9%
Altria Group, Inc.	56,100	898,722
Archer-Daniels-Midland Co.	168,500	4,680,930
Bunge Ltd.	62,100	3,517,965
Philip Morris International, Inc.	38,600	1,373,388
Reynolds American, Inc.	13,200	473,088
		10,944,093
Airlines – 0.3%
UAL Corp. (a)	170,100	762,048
Automotive & Parts – 0.7%
Autoliv, Inc.	52,400	973,068
Magna International, Inc. Class A	32,400	866,700
		1,839,768
Banks – 1.9%
Capital One Financial Corp.	27,000	330,480
Deutsche Bank AG	84,600	3,438,990
SunTrust Banks, Inc.	56,900	668,006
U.S. Bancorp	67,100	980,331
		5,417,807
Beverages – 1.3%
Coca-Cola Enterprises, Inc.	156,300	2,061,597
Constellation Brands, Inc. Class A (a)	119,000	1,416,100
		3,477,697
Biotechnology – 1.9%
Amgen, Inc. (a)	106,400	5,268,928
Chemicals – 0.6%
Eastman Chemical Co.	60,400	1,618,720
Computers – 0.6%
International Business Machines Corp.	4,700	455,383
Western Digital Corp. (a)	54,800	1,059,832
		1,515,215
Cosmetics & Personal Care – 3.0%
The Procter & Gamble Co.	176,962	8,333,141
Distribution & Wholesale – 0.1%
Ingram Micro, Inc. Class A (a)	30,600	386,784
Diversified Financial – 5.9%
Ameriprise Financial, Inc.	25,900	530,691
The Goldman Sachs Group, Inc.	59,900	6,350,598
JP Morgan Chase & Co.	227,000	6,033,660
Morgan Stanley	159,600	3,634,092
		16,549,041
Electric – 2.5%
Alliant Energy Corp.	60,700	1,498,683
American Electric Power Co., Inc.	96,200	2,430,012
Dominion Resources, Inc.	85,200	2,640,348
Reliant Energy, Inc. (a)	140,100	446,919
		7,015,962
Electronics – 1.0%
AU Optronics Corp. Sponsored ADR (Taiwan)	200,600	1,683,034
Tyco Electronics Ltd.	109,700	1,211,088
Vishay Intertechnology, Inc. (a)	5,050	17,574
		2,911,696
Foods – 5.0%
General Mills, Inc.	47,700	2,379,276
Kellogg Co.	12,600	461,538
Kraft Foods, Inc. Class A	113,100	2,520,999
The Kroger Co.	101,200	2,147,464
Safeway, Inc.	123,200	2,487,408
Sara Lee Corp.	217,700	1,759,016
SuperValu, Inc.	18,200	259,896
Tyson Foods, Inc. Class A	206,900	1,942,791
		13,958,388
Forest Products & Paper – 0.1%
MeadWestvaco Corp.	31,800	381,282
Gas – 0.1%
NiSource, Inc.	27,700	271,460
Health Care — Products – 3.3%
Covidien Ltd.	25,550	849,282
Johnson & Johnson	159,500	8,389,700
		9,238,982
Household Products – 0.6%
Kimberly-Clark Corp.	37,300	1,719,903
Insurance – 8.1%
ACE Ltd.	57,300	2,314,920
Allstate Corp.	175,800	3,366,570
Fidelity National Financial, Inc. Class A	60,400	1,178,404
Genworth Financial, Inc. Class A	159,300	302,670
The Hartford Financial Services Group, Inc.	129,900	1,019,715
Lincoln National Corp.	101,300	677,697
Metlife, Inc.	227,800	5,187,006
PartnerRe Ltd.	18,100	1,123,467
Prudential Financial, Inc.	50,900	968,118
Torchmark Corp.	17,500	459,025
The Travelers Cos., Inc.	92,400	3,755,136
Unum Group	162,100	2,026,250
XL Capital Ltd. Class A	46,400	253,344
		22,632,322
Internet – 1.1%
Symantec Corp. (a)	207,400	3,098,556
Machinery — Construction & Mining – 0.2%
Terex Corp. (a)	70,700	653,975
Manufacturing – 1.2%
General Electric Co.	339,800	3,435,378
Media – 4.9%
CBS Corp. Class B	363,700	1,396,608
Gannett Co., Inc.	169,700	373,340
News Corp. Class A	525,500	3,478,810
Time Warner Cable, Inc.	61,615	1,528,042
Time Warner, Inc.	245,467	4,737,507
Viacom, Inc. Class B (a)	95,400	1,658,052
The Walt Disney Co.	31,700	575,672
		13,748,031
Oil & Gas – 18.1%
Apache Corp.	44,800	2,871,232
BP PLC Sponsored ADR (United Kingdom)	34,500	1,383,450

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chevron Corp.	161,000	$10,825,640
ConocoPhillips	120,000	4,699,200
Devon Energy Corp.	74,500	3,329,405
EOG Resources, Inc.	25,300	1,385,428
Exxon Mobil Corp.	271,700	18,502,770
Occidental Petroleum Corp.	35,200	1,958,880
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	59,800	2,649,140
Sunoco, Inc.	31,400	831,472
Total SA Sponsored ADR (France)	41,200	2,021,272
		50,457,889
Packaging & Containers – 1.2%
Ball Corp.	34,176	1,483,238
Bemis Co., Inc.	14,800	310,356
Owens-IIlinois, Inc. (a)	64,000	924,160
Sonoco Products Co.	27,400	574,852
		3,292,606
Pharmaceuticals – 10.0%
Bristol-Myers Squibb Co.	13,700	300,304
Cardinal Health, Inc.	38,400	1,208,832
Eli Lilly & Co.	86,000	2,873,260
GlaxoSmithKline PLC ADR (United Kingdom)	43,100	1,339,117
Merck & Co., Inc.	223,700	5,983,975
Pfizer, Inc.	697,800	9,504,036
Sanofi-Aventis ADR (France)	75,600	2,111,508
Schering-Plough Corp.	119,500	2,814,225
Wyeth	45,000	1,936,800
		28,072,057
Retail – 5.9%
AutoNation, Inc. (a)	102,700	1,425,476
Foot Locker, Inc.	98,200	1,029,136
The Gap, Inc.	176,200	2,288,838
The Home Depot, Inc.	149,100	3,512,796
J.C. Penney Co., Inc.	53,600	1,075,752
Jones Apparel Group, Inc.	144,800	611,056
Limited Brands, Inc.	157,100	1,366,770
Lowe's Cos., Inc.	88,300	1,611,475
Macy's, Inc.	186,600	1,660,740
The TJX Cos., Inc.	61,900	1,587,116
Wal-Mart Stores, Inc.	8,200	427,220
		16,596,375
Semiconductors – 0.3%
Nvidia Corp. (a)	80,900	797,674
Telecommunications – 11.7%
AT&T, Inc.	530,400	13,366,080
Corning, Inc.	179,500	2,381,965
Motorola, Inc.	478,800	2,025,324
Nokia Oyj Sponsored ADR (Finland)	353,700	4,127,679
Sprint Nextel Corp. (a)	788,500	2,814,945
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	177,600	1,436,784
Telefonica SA Sponsored ADR (Spain)	12,100	721,402
Verizon Communications, Inc.	140,600	4,246,120
Vodafone Group PLC Sponsored ADR (United Kingdom)	89,500	1,559,090
		32,679,389
TOTAL COMMON STOCK (Cost $392,816,469)		267,930,511
TOTAL EQUITIES (Cost $392,816,469)		267,930,511
TOTAL LONG-TERM INVESTMENTS (Cost $392,816,469)		267,930,511
	Principal Amount
SHORT-TERM INVESTMENTS – 4.5%
Repurchase Agreement – 4.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$12,457,236	12,457,236
TOTAL SHORT-TERM INVESTMENTS (Cost $12,457,236)		12,457,236
TOTAL INVESTMENTS – 100.3% (Cost $405,273,705) (c)		280,387,747
Other Assets/ (Liabilities) – (0.3)%		(759,177)
NET ASSETS – 100.0%		$279,628,570

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $12,457,254. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $12,709,914.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.1%
COMMON STOCK – 97.1%
Aerospace & Defense – 1.4%
Lockheed Martin Corp.	139,200	$9,608,976
Agriculture – 2.1%
Altria Group, Inc.	485,900	7,784,118
Philip Morris International, Inc.	190,200	6,767,316
		14,551,434
Auto Manufacturers – 0.7%
Paccar, Inc.	187,300	4,824,848
Banks – 4.7%
Bank of America Corp.	466,200	3,179,484
The Bank of New York Mellon Corp.	308,233	8,707,582
PNC Financial Services Group, Inc.	258,000	7,556,820
Wells Fargo & Co.	914,900	13,028,176
		32,472,062
Beverages – 1.3%
PepsiCo, Inc.	170,900	8,797,932
Chemicals – 4.4%
Agrium, Inc.	227,300	8,135,067
Celanese Corp. Class A	615,000	8,222,550
Du Pont (E.I.) de Nemours & Co.	307,700	6,870,941
The Mosaic Co.	170,000	7,136,600
		30,365,158
Computers – 1.8%
Dell, Inc. (a)	545,700	5,173,236
Hewlett-Packard Co.	229,000	7,341,740
		12,514,976
Distribution & Wholesale – 1.1%
Ingram Micro, Inc. Class A (a)	594,200	7,510,688
Diversified Financial – 5.6%
The Goldman Sachs Group, Inc.	156,800	16,623,936
JP Morgan Chase & Co.	847,836	22,535,481
		39,159,417
Electric – 5.8%
Entergy Corp.	153,100	10,424,579
Exelon Corp.	97,500	4,425,525
FPL Group, Inc.	203,400	10,318,482
NRG Energy, Inc. (a)	106,700	1,877,920
PG&E Corp.	131,400	5,022,108
SCANA Corp.	153,500	4,741,615
The Southern Co.	105,300	3,224,286
		40,034,515
Environmental Controls – 1.1%
Waste Management, Inc.	301,000	7,705,600
Foods – 4.0%
The Kroger Co.	280,100	5,943,722
Nestle SA	258,800	8,682,740
Safeway, Inc.	329,200	6,646,548
Sysco Corp.	298,500	6,805,800
		28,078,810
Hand & Machine Tools – 0.7%
The Stanley Works	176,000	5,125,120
Health Care — Products – 1.9%
Baxter International, Inc.	190,600	9,762,532
Johnson & Johnson	68,600	3,608,360
		13,370,892
Health Care — Services – 2.3%
Aetna, Inc.	314,800	7,659,084
UnitedHealth Group, Inc.	400,300	8,378,279
		16,037,363
Household Products – 1.1%
Kimberly-Clark Corp.	160,200	7,386,822
Insurance – 6.3%
ACE Ltd.	421,100	17,012,440
Aon Corp.	222,900	9,098,778
Chubb Corp.	281,600	11,917,312
Unum Group	478,100	5,976,250
		44,004,780
Iron & Steel – 0.5%
Cliffs Natural Resources, Inc.	196,700	3,572,072
Machinery — Diversified – 1.9%
Cummins, Inc.	316,400	8,052,380
Deere & Co.	151,300	4,973,231
		13,025,611
Manufacturing – 2.4%
General Electric Co.	1,089,000	11,009,790
Illinois Tool Works, Inc.	174,200	5,374,070
		16,383,860
Media – 2.7%
Comcast Corp. Class A	847,750	11,563,310
Viacom, Inc. Class B (a)	401,900	6,985,022
		18,548,332
Metal Fabricate & Hardware – 1.1%
Precision Castparts Corp.	127,300	7,625,270
Oil & Gas – 17.2%
Apache Corp.	78,400	5,024,656
Chevron Corp.	313,200	21,059,568
EOG Resources, Inc.	56,800	3,110,368
Exxon Mobil Corp.	518,200	35,289,420
Marathon Oil Corp.	443,400	11,656,986
Newfield Exploration Co. (a)	384,300	8,723,610
Occidental Petroleum Corp.	256,300	14,263,095
Total SA Sponsored ADR (France)	244,000	11,970,640
XTO Energy, Inc.	275,450	8,434,279
		119,532,622
Pharmaceuticals – 7.3%
Abbott Laboratories	165,300	7,884,810
Bristol-Myers Squibb Co.	309,700	6,788,624
Cardinal Health, Inc.	222,500	7,004,300
Pfizer, Inc.	888,900	12,106,818
Schering-Plough Corp.	419,000	9,867,450
Wyeth	165,300	7,114,512
		50,766,514
Real Estate Investment Trusts (REITS) – 0.2%
Kimco Realty Corp.	176,300	1,343,406
Retail – 6.7%
Coach, Inc. (a)	200,400	3,346,680
CVS Caremark Corp.	434,100	11,933,409
The Gap, Inc.	229,000	2,974,710
The Home Depot, Inc.	174,100	4,101,796
Kohl's Corp. (a)	249,100	10,541,912
Nordstrom, Inc.	392,500	6,574,375
Staples, Inc.	397,100	7,191,481
		46,664,363
Semiconductors – 2.7%
Intel Corp.	806,700	12,140,835
Texas Instruments, Inc.	419,700	6,929,247
		19,070,082

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software – 1.6%
Microsoft Corp.	586,200	$10,768,494
Telecommunications – 6.0%
AT&T, Inc.	903,920	22,778,784
Cisco Systems, Inc. (a)	612,400	10,269,948
Verizon Communications, Inc.	273,400	8,256,680
		41,305,412
Transportation – 0.5%
United Parcel Service, Inc. Class B	72,200	3,553,684
TOTAL COMMON STOCK (Cost $858,825,933)		673,709,115
TOTAL EQUITIES (Cost $858,825,933)		673,709,115
TOTAL LONG-TERM INVESTMENTS (Cost $858,825,933)		673,709,115
	Principal Amount
SHORT-TERM INVESTMENTS – 3.1%
Repurchase Agreement – 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$21,360,759	21,360,759
TOTAL SHORT-TERM INVESTMENTS (Cost $21,360,759)		21,360,759
TOTAL INVESTMENTS – 100.2% (Cost $880,186,692) (c)		695,069,874
Other Assets/ (Liabilities) – (0.2)%		(1,523,059)
NET ASSETS – 100.0%		$693,546,815

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $21,360,789. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $21,791,280.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.7%
COMMON STOCK – 98.7%
Aerospace & Defense – 2.5%
Northrop Grumman Corp.	9,100	$397,124
United Technologies Corp.	11,640	500,287
		897,411
Agriculture – 1.9%
Altria Group, Inc.	22,100	354,042
Lorillard, Inc.	5,310	327,839
		681,881
Automotive & Parts – 0.3%
WABCO Holdings, Inc.	9,400	115,714
Banks – 3.7%
Bank of America Corp.	27,700	188,914
PNC Financial Services Group, Inc.	9,948	291,377
SunTrust Banks, Inc.	9,310	109,299
Wells Fargo & Co.	51,270	730,085
		1,319,675
Beverages – 1.1%
Molson Coors Brewing Co. Class B	10,770	369,196
Biotechnology – 2.7%
Amgen, Inc. (a)	19,530	967,125
Chemicals – 1.9%
FMC Corp.	4,030	173,854
The Lubrizol Corp.	7,030	239,090
The Sherwin-Williams Co.	5,220	271,284
		684,228
Commercial Services – 2.3%
Accenture Ltd. Class A	10,500	288,645
McKesson Corp.	9,770	342,341
Western Union Co.	15,370	193,201
		824,187
Computers – 1.8%
Hewlett-Packard Co.	11,560	370,614
Western Digital Corp. (a)	13,900	268,826
		639,440
Cosmetics & Personal Care – 2.1%
Avon Products, Inc.	8,600	165,378
The Procter & Gamble Co.	12,020	566,022
		731,400
Diversified Financial – 7.0%
American Express Co.	15,610	212,764
CME Group, Inc.	1,840	453,358
Franklin Resources, Inc.	6,800	366,316
The Goldman Sachs Group, Inc.	1,730	183,415
Interactive Brokers Group, Inc. (a)	18,580	299,695
JP Morgan Chase & Co.	26,330	699,851
Raymond James Financial, Inc.	13,420	264,374
		2,479,773
Electric – 5.0%
Edison International	12,580	362,430
Exelon Corp.	9,170	416,226
MDU Resources Group, Inc.	14,440	233,062
NRG Energy, Inc. (a)	26,170	460,592
Public Service Enterprise Group, Inc.	9,880	291,163
		1,763,473
Foods – 2.3%
Corn Products International, Inc.	12,810	271,572
Del Monte Foods Co.	23,420	170,732
The Kroger Co.	17,690	375,382
		817,686
Gas – 1.3%
Energen Corp.	8,990	261,879
UGI Corp.	8,130	191,949
		453,828
Health Care — Products – 2.2%
Johnson & Johnson	14,710	773,746
Health Care — Services – 3.2%
LifePoint Hospitals, Inc. (a)	8,220	171,469
Lincare Holdings, Inc. (a)	11,590	252,662
WellPoint, Inc. (a)	18,710	710,419
		1,134,550
Insurance – 7.6%
ACE Ltd.	13,560	547,824
Allied World Assurance Holdings Ltd.	6,500	247,195
Assurant, Inc.	10,380	226,076
Berkshire Hathaway, Inc. Class B (a)	230	648,600
Chubb Corp.	11,590	490,489
Metlife, Inc.	11,740	267,320
PartnerRe Ltd.	4,300	266,901
		2,694,405
Iron & Steel – 1.1%
Nucor Corp.	9,910	378,265
Machinery — Diversified – 1.7%
AGCO Corp. (a)	11,190	219,324
Cummins, Inc.	15,260	388,367
		607,691
Manufacturing – 2.5%
General Electric Co.	85,890	868,348
Media – 3.1%
DISH Network Corp. Class A (a)	23,280	258,641
The McGraw-Hill Cos., Inc.	14,090	322,238
Time Warner Cable, Inc.	4,942	122,550
Time Warner, Inc.	19,687	379,953
		1,083,382
Oil & Gas – 17.3%
Chevron Corp.	15,510	1,042,892
ConocoPhillips	23,690	927,700
ENSCO International, Inc.	7,670	202,488
Exxon Mobil Corp.	44,760	3,048,156
Noble Corp.	6,900	166,221
Occidental Petroleum Corp.	8,250	459,113
Valero Energy Corp.	13,610	243,619
		6,090,189
Oil & Gas Services – 0.7%
Oil States International, Inc. (a)	10,260	137,689
Tidewater, Inc.	2,870	106,563
		244,252
Packaging & Containers – 0.7%
Owens-IIlinois, Inc. (a)	15,920	229,885

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals – 5.2%
Pfizer, Inc.	103,480	$1,409,397
Wyeth	9,520	409,741
		1,819,138
Retail – 6.4%
Abercrombie & Fitch Co. Class A	6,980	166,124
BJ's Wholesale Club, Inc. (a)	7,580	242,484
Coach, Inc. (a)	15,190	253,673
CVS Caremark Corp.	21,630	594,609
The Home Depot, Inc.	26,550	625,518
Polo Ralph Lauren Corp.	8,440	356,590
		2,238,998
Savings & Loans – 0.6%
Hudson City Bancorp, Inc.	18,040	210,888
Semiconductors – 0.5%
MEMC Electronic Materials, Inc. (a)	10,910	179,906
Telecommunications – 7.8%
AT&T, Inc.	40,770	1,027,404
Embarq Corp.	7,240	274,034
NII Holdings, Inc. (a)	25,360	380,400
Qwest Communications International, Inc.	118,960	406,843
Sprint Nextel Corp. (a)	82,450	294,347
Verizon Communications, Inc.	11,790	356,058
		2,739,086
Toys, Games & Hobbies – 0.7%
Hasbro, Inc.	10,450	261,981
Transportation – 1.5%
Norfolk Southern Corp.	15,280	515,700
TOTAL COMMON STOCK (Cost $41,982,821)		34,815,427
TOTAL EQUITIES (Cost $41,982,821)		34,815,427
TOTAL LONG-TERM INVESTMENTS (Cost $41,982,821)		34,815,427
	Principal Amount
SHORT-TERM INVESTMENTS – 1.3%
Repurchase Agreement – 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$472,001	472,001
TOTAL SHORT-TERM INVESTMENTS (Cost $472,001)		472,001
TOTAL INVESTMENTS – 100.0% (Cost $42,454,822) (c)		35,287,428
Other Assets/ (Liabilities) – (0.0)%		(15,278)
NET ASSETS – 100.0%		$35,272,150

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $472,001. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $484,806.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.9%
COMMON STOCK – 94.9%
Agriculture – 0.9%
Philip Morris International, Inc.	139,200	$4,952,736
Auto Manufacturers – 0.4%
Paccar, Inc.	80,440	2,072,134
Banks – 6.3%
The Bank of New York Mellon Corp.	452,600	12,785,950
Julius Baer Holding AG	271,800	6,660,189
Wells Fargo & Co.	1,124,476	16,012,538
		35,458,677
Beverages – 2.3%
Diageo PLC Sponsored ADR (United Kingdom)	182,300	8,157,925
Heineken Holding NV Class A	195,664	4,755,795
		12,913,720
Building Materials – 1.2%
Martin Marietta Materials, Inc.	88,400	7,010,120
Chemicals – 0.7%
Monsanto Co.	48,700	4,046,970
Coal – 0.7%
China Coal Energy Co.	5,612,200	4,144,881
Commercial Services – 4.2%
Cosco Pacific Ltd.	1,921,100	1,894,673
H&R Block, Inc.	250,100	4,549,319
Iron Mountain, Inc. (a)	499,916	11,083,137
Moody's Corp.	210,200	4,817,784
Visa, Inc. Class A	28,810	1,601,836
		23,946,749
Computers – 1.2%
Hewlett-Packard Co.	208,100	6,671,686
Cosmetics & Personal Care – 1.5%
The Procter & Gamble Co.	184,000	8,664,560
Diversified Financial – 5.9%
American Express Co.	824,700	11,240,661
Ameriprise Financial, Inc.	160,260	3,283,728
The Goldman Sachs Group, Inc.	26,720	2,832,854
JP Morgan Chase & Co.	603,788	16,048,685
		33,405,928
Electric – 0.2%
The AES Corp. (a)	182,900	1,062,649
Electronics – 1.1%
Agilent Technologies, Inc. (a)	333,170	5,120,823
Garmin Ltd.	48,060	1,019,352
		6,140,175
Engineering & Construction – 0.2%
ABB Ltd. Sponsored ADR (Switzerland)	67,460	940,392
Foods – 0.3%
The Hershey Co.	47,800	1,661,050
Forest Products & Paper – 0.5%
Sino-Forest Corp. (b)	399,100	2,783,204
Health Care — Products – 1.6%
Becton, Dickinson & Co.	22,900	1,539,796
Johnson & Johnson	118,300	6,222,580
Medtronic, Inc.	50,700	1,494,129
		9,256,505
Health Care — Services – 1.2%
Laboratory Corp. of America Holdings (a)	26,400	1,544,136
UnitedHealth Group, Inc.	242,100	5,067,153
		6,611,289
Holding Company — Diversified – 1.1%
China Merchants Holdings International Co. Ltd.	2,566,587	6,066,565
Housewares – 0.2%
Hunter Douglas NV	36,862	860,348
Insurance – 12.0%
American International Group, Inc.	394,700	394,700
Berkshire Hathaway, Inc. Class A (a)	370	32,079,000
The Hartford Financial Services Group, Inc.	147,050	1,154,342
Loews Corp.	558,300	12,338,430
Markel Corp. (a)	2,210	627,375
Nipponkoa Insurance Co. Ltd.	167,800	965,815
Principal Financial Group, Inc.	62,800	513,704
The Progressive Corp. (a)	921,800	12,388,992
Sun Life Financial, Inc.	39,900	712,614
Transatlantic Holdings, Inc.	176,462	6,294,400
		67,469,372
Internet – 2.5%
Amazon.com, Inc. (a)	59,300	4,354,992
eBay, Inc. (a)	97,200	1,220,832
Google, Inc. Class A (a)	23,470	8,168,968
Liberty Media Holding Corp. Interactive Class A (a)	172,600	500,540
		14,245,332
Leisure Time – 0.8%
Harley-Davidson, Inc.	328,400	4,397,276
Machinery — Construction & Mining – 0.8%
BHP Billiton PLC	150,100	2,961,177
Rio Tinto PLC	53,500	1,784,990
		4,746,167
Manufacturing – 0.7%
Tyco International Ltd.	187,921	3,675,735
Media – 4.2%
Comcast Corp. Special Class A	950,200	12,229,074
Liberty Media Corp. Entertainment Class A (a)	136,800	2,729,160
News Corp. Class A	789,800	5,228,476
The Walt Disney Co.	202,900	3,684,664
		23,871,374
Mining – 0.7%
Vulcan Materials Co.	88,200	3,906,378
Oil & Gas – 15.5%
Canadian Natural Resources Ltd.	258,900	9,983,184
ConocoPhillips	491,492	19,246,827
Devon Energy Corp.	353,400	15,793,446
EOG Resources, Inc.	293,700	16,083,012

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	469,400	$26,122,110
		87,228,579
Oil & Gas Services – 0.8%
Transocean Ltd. (a)	77,215	4,543,331
Packaging & Containers – 1.9%
Sealed Air Corp.	767,172	10,586,974
Pharmaceuticals – 5.3%
Cardinal Health, Inc.	149,400	4,703,112
Express Scripts, Inc. (a)	113,400	5,235,678
Merck & Co., Inc.	126,400	3,381,200
Pfizer, Inc.	372,800	5,077,536
Schering-Plough Corp.	477,900	11,254,545
		29,652,071
Real Estate – 0.9%
Brookfield Asset Management, Inc. Class A	165,100	2,275,078
Hang Lung Properties Ltd.	980,000	2,975,510
		5,250,588
Retail – 9.0%
Bed Bath & Beyond, Inc. (a)	244,200	6,043,950
Carmax, Inc. (a)	361,600	4,498,304
Costco Wholesale Corp.	573,400	26,559,888
CVS Caremark Corp.	499,761	13,738,430
		50,840,572
Semiconductors – 1.8%
Texas Instruments, Inc.	597,800	9,869,678
Software – 4.1%
Activision Blizzard, Inc. (a)	321,100	3,358,706
Dun & Bradstreet Corp.	114,750	8,835,750
Microsoft Corp.	608,200	11,172,634
		23,367,090
Telecommunications – 0.7%
Cisco Systems, Inc. (a)	229,300	3,845,361
Transportation – 1.5%
China Shipping Development Co. Ltd.	1,719,000	1,624,634
Kuehne & Nagel International AG	58,550	3,416,754
United Parcel Service, Inc. Class B	68,500	3,371,569
		8,412,957
TOTAL COMMON STOCK (Cost $676,131,236)		534,579,173
TOTAL EQUITIES (Cost $676,131,236)		534,579,173
	Principal Amount
BONDS & NOTES – 0.9%
CORPORATE DEBT – 0.9%
Forest Products & Paper – 0.2%
Sino-Forest Corp. (Acquired 07/23/08, Cost $1,565,682) (b) (c) 5.000% 8/01/13	$1,604,000	1,068,665
Leisure Time – 0.7%
Harley-Davidson, Inc. 15.000% 2/01/14	4,000,000	4,031,768
TOTAL CORPORATE DEBT (Cost $5,570,337)		5,100,433
TOTAL BONDS & NOTES (Cost $5,570,337)		5,100,433
TOTAL LONG-TERM INVESTMENTS (Cost $681,701,573)		539,679,606
SHORT-TERM INVESTMENTS – 4.3%
Repurchase Agreement – 4.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (d)	24,519,494	24,519,494
TOTAL SHORT-TERM INVESTMENTS (Cost $24,519,494)		24,519,494
TOTAL INVESTMENTS – 100.1% (Cost $706,221,067) (e)		564,199,100
Other Assets/ (Liabilities) – (0.1)%		(700,879)
NET ASSETS – 100.0%		$563,498,221

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $3,851,869 or 0.68% of net assets.
(c)	Restricted security. (Note 2).
(d)	Maturity value of $24,519,528. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $25,009,992.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.0%
COMMON STOCK – 97.0%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	79,943	$329,365
Omnicom Group, Inc.	54,928	1,285,315
		1,614,680
Aerospace & Defense – 2.2%
Boeing Co.	127,540	4,537,873
General Dynamics Corp.	68,408	2,845,089
Goodrich Corp.	21,990	833,201
L-3 Communications Holdings, Inc.	20,900	1,417,020
Lockheed Martin Corp.	57,407	3,962,805
Northrop Grumman Corp.	58,178	2,538,888
Raytheon Co.	71,800	2,795,892
Rockwell Collins, Inc.	27,432	895,380
United Technologies Corp.	165,862	7,128,749
		26,954,897
Agriculture – 2.0%
Altria Group, Inc.	361,539	5,791,855
Archer-Daniels-Midland Co.	111,079	3,085,775
Lorillard, Inc.	29,997	1,852,015
Philip Morris International, Inc.	350,439	12,468,619
Reynolds American, Inc.	29,300	1,050,112
		24,248,376
Airlines – 0.1%
Southwest Airlines Co.	126,465	800,524
Apparel – 0.3%
Nike, Inc. Class B	67,566	3,168,170
VF Corp.	15,002	856,764
		4,024,934
Auto Manufacturers – 0.2%
Ford Motor Co. (a)	422,409	1,110,936
General Motors Corp.	112,045	217,367
Paccar, Inc.	62,557	1,611,468
		2,939,771
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	41,576	260,266
Johnson Controls, Inc.	102,306	1,227,672
		1,487,938
Banks – 3.4%
Bank of America Corp.	1,118,528	7,628,361
The Bank of New York Mellon Corp.	200,443	5,662,515
BB&T Corp.	99,616	1,685,503
Capital One Financial Corp.	69,910	855,698
Comerica, Inc.	26,476	484,775
Fifth Third Bancorp	100,188	292,549
First Horizon National Corp.	34,134	366,597
Huntington Bancshares, Inc.	63,121	104,781
KeyCorp	85,268	671,059
M&T Bank Corp.	13,300	601,692
Marshall & Ilsley Corp.	45,200	254,476
Northern Trust Corp.	39,393	2,356,489
PNC Financial Services Group, Inc.	76,113	2,229,350
Regions Financial Corp.	125,449	534,413
State Street Corp.	74,368	2,289,047
SunTrust Banks, Inc.	64,134	752,933
U.S. Bancorp	307,534	4,493,072
Wells Fargo & Co.	737,142	10,496,902
Zions Bancorp	19,300	189,719
		41,949,931
Beverages – 2.7%
Brown-Forman Corp. Class B	17,302	671,837
The Coca-Cola Co.	345,672	15,192,284
Coca-Cola Enterprises, Inc.	53,643	707,551
Constellation Brands, Inc. Class A (a)	34,200	406,980
Dr. Pepper Snapple Group, Inc. (a)	43,700	738,967
Molson Coors Brewing Co. Class B	25,930	888,880
Pepsi Bottling Group, Inc. (The)	24,082	533,176
PepsiCo, Inc.	271,066	13,954,478
		33,094,153
Biotechnology – 1.6%
Amgen, Inc. (a)	181,590	8,992,337
Biogen Idec, Inc. (a)	50,991	2,672,948
Celgene Corp. (a)	80,500	3,574,200
Genzyme Corp. (a)	47,800	2,838,842
Life Technologies Corp. (a)	29,134	946,273
Millipore Corp. (a)	9,181	527,081
		19,551,681
Building Materials – 0.0%
Masco Corp.	62,092	433,402
Chemicals – 2.0%
Air Products & Chemicals, Inc.	36,505	2,053,406
CF Industries Holdings, Inc.	8,800	625,944
The Dow Chemical Co.	164,520	1,386,904
Du Pont (E.I.) de Nemours & Co.	155,450	3,471,198
Eastman Chemical Co.	13,135	352,018
Ecolab, Inc.	30,958	1,075,171
International Flavors & Fragrances, Inc.	13,582	413,708
Monsanto Co.	95,048	7,898,489
PPG Industries, Inc.	28,308	1,044,565
Praxair, Inc.	54,256	3,650,886
Rohm & Haas Co.	22,384	1,764,755
The Sherwin-Williams Co.	16,989	882,918
Sigma-Aldrich Corp.	21,702	820,119
		25,440,081
Coal – 0.2%
CONSOL Energy, Inc.	31,600	797,584
Massey Energy Co.	14,600	147,752
Peabody Energy Corp.	46,300	1,159,352
		2,104,688
Commercial Services – 1.3%
Apollo Group, Inc. Class A (a)	19,100	1,496,103
Automatic Data Processing, Inc.	87,708	3,083,813
Convergys Corp. (a)	20,971	169,446
Donnelley (R.R.) & Sons Co.	36,615	268,388
Equifax, Inc.	22,649	553,768
H&R Block, Inc.	56,596	1,029,481
Iron Mountain, Inc. (a)	31,200	691,704
Mastercard, Inc. Class A	12,800	2,143,744
McKesson Corp.	47,598	1,667,834
Monster Worldwide, Inc. (a)	21,718	177,002

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Moody's Corp.	33,972	$778,638
Paychex, Inc.	55,306	1,419,705
Robert Half International, Inc.	27,500	490,325
Total System Services, Inc.	33,383	461,019
Western Union Co.	125,651	1,579,433
		16,010,403
Computers – 5.2%
Affiliated Computer Services, Inc. Class A (a)	16,700	799,763
Apple, Inc. (a)	154,850	16,277,832
Cognizant Technology Solutions Corp. Class A (a)	50,900	1,058,211
Computer Sciences Corp. (a)	26,096	961,377
Dell, Inc. (a)	300,348	2,847,299
EMC Corp. (a)	354,733	4,043,956
Hewlett-Packard Co.	417,752	13,393,129
International Business Machines Corp.	233,402	22,614,320
Lexmark International, Inc. Class A (a)	15,528	261,957
NetApp, Inc. (a)	57,438	852,380
SanDisk Corp. (a)	39,500	499,675
Sun Microsystems, Inc. (a)	132,176	967,528
Teradata Corp. (a)	30,736	498,538
		65,075,965
Cosmetics & Personal Care – 2.5%
Avon Products, Inc.	73,338	1,410,290
Colgate-Palmolive Co.	87,119	5,138,279
The Estee Lauder Cos., Inc. Class A	19,800	488,070
The Procter & Gamble Co.	510,893	24,057,951
		31,094,590
Distribution & Wholesale – 0.2%
Fastenal Co.	22,600	726,703
Genuine Parts Co.	28,212	842,410
W.W. Grainger, Inc.	11,366	797,666
		2,366,779
Diversified Financial – 4.0%
American Express Co.	205,460	2,800,420
Ameriprise Financial, Inc.	37,392	766,162
The Charles Schwab Corp.	160,695	2,490,773
CIT Group, Inc.	60,200	171,570
Citigroup, Inc.	960,841	2,430,928
CME Group, Inc.	11,600	2,858,124
Discover Financial Services	82,599	521,200
E*Trade Financial Corp. (a)	84,600	108,288
Federated Investors, Inc. Class B	15,100	336,126
Franklin Resources, Inc.	26,230	1,413,010
The Goldman Sachs Group, Inc.	80,800	8,566,416
IntercontinentalExchange, Inc. (a)	13,000	968,110
Invesco Ltd.	66,600	923,076
Janus Capital Group, Inc.	26,194	174,190
JP Morgan Chase & Co.	653,749	17,376,648
Legg Mason, Inc.	24,500	389,550
Morgan Stanley	188,299	4,287,568
The NASDAQ OMX Group, Inc. (a)	23,400	458,172
NYSE Euronext	45,900	821,610
SLM Corp. (a)	80,531	398,629
T. Rowe Price Group, Inc.	44,526	1,285,020
		49,545,590
Electric – 3.8%
The AES Corp. (a)	115,953	673,687
Allegheny Energy, Inc.	29,400	681,198
Ameren Corp.	36,242	840,452
American Electric Power Co., Inc.	69,308	1,750,720
CenterPoint Energy, Inc.	57,422	598,911
CMS Energy Corp.	35,854	424,511
Consolidated Edison, Inc.	47,074	1,864,601
Constellation Energy Group, Inc.	32,764	676,904
Dominion Resources, Inc.	102,544	3,177,839
DTE Energy Co.	28,452	788,120
Duke Energy Corp.	227,368	3,255,910
Dynegy, Inc. Class A (a)	86,307	121,693
Edison International	58,887	1,696,534
Entergy Corp.	33,906	2,308,660
Exelon Corp.	116,048	5,267,419
FirstEnergy Corp.	52,487	2,025,998
FPL Group, Inc.	72,430	3,674,374
Integrys Energy Group, Inc.	13,200	343,728
Northeast Utilities	27,100	585,089
Pepco Holdings, Inc.	34,800	434,304
PG&E Corp.	65,281	2,495,040
Pinnacle West Capital Corp.	15,950	423,632
PPL Corp.	64,510	1,852,082
Progress Energy, Inc.	48,221	1,748,493
Public Service Enterprise Group, Inc.	87,564	2,580,511
SCANA Corp.	20,400	630,156
The Southern Co.	137,446	4,208,597
TECO Energy, Inc.	34,600	385,790
Wisconsin Energy Corp.	20,200	831,634
Xcel Energy, Inc.	75,287	1,402,597
		47,749,184
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	133,708	3,821,374
Molex, Inc.	24,947	342,772
		4,164,146
Electronics – 0.4%
Agilent Technologies, Inc. (a)	61,605	946,869
Amphenol Corp. Class A	30,500	868,945
FLIR Systems, Inc. (a)	24,800	507,904
Jabil Circuit, Inc.	36,100	200,716
PerkinElmer, Inc.	20,474	261,453
Tyco Electronics Ltd.	81,338	897,971
Waters Corp. (a)	17,000	628,150
		4,312,008
Engineering & Construction – 0.2%
Fluor Corp.	30,870	1,066,559
Jacobs Engineering Group, Inc. (a)	21,100	815,726
		1,882,285
Entertainment – 0.0%
International Game Technology	54,056	498,396
Environmental Controls – 0.3%
Republic Services, Inc.	55,300	948,395
Stericycle, Inc. (a)	14,700	701,631
Waste Management, Inc.	84,497	2,163,123
		3,813,149
Foods – 2.1%
Campbell Soup Co.	36,446	997,163
ConAgra Foods, Inc.	78,069	1,317,024
Dean Foods Co. (a)	25,500	461,040
General Mills, Inc.	57,951	2,890,596

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
H.J. Heinz Co.	53,822	$1,779,355
The Hershey Co.	28,584	993,294
Hormel Foods Corp.	12,200	386,862
The J.M. Smucker Co.	21,695	808,573
Kellogg Co.	43,116	1,579,339
Kraft Foods, Inc. Class A	258,352	5,758,666
The Kroger Co.	112,875	2,395,208
McCormick & Co., Inc.	21,700	641,669
Safeway, Inc.	74,977	1,513,786
Sara Lee Corp.	121,736	983,627
SuperValu, Inc.	36,641	523,233
Sysco Corp.	103,678	2,363,858
Tyson Foods, Inc. Class A	50,400	473,256
Whole Foods Market, Inc.	25,000	420,000
		26,286,549
Forest Products & Paper – 0.2%
International Paper Co.	73,688	518,764
MeadWestvaco Corp.	29,950	359,101
Plum Creek Timber Co., Inc.	30,500	886,635
Weyerhaeuser Co.	36,464	1,005,312
		2,769,812
Gas – 0.2%
Nicor, Inc.	7,982	265,242
NiSource, Inc.	47,285	463,393
Sempra Energy	42,461	1,963,397
		2,692,032
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	10,550	332,958
Snap-on, Inc.	9,103	228,485
The Stanley Works	13,555	394,722
		956,165
Health Care — Products – 4.2%
Baxter International, Inc.	108,126	5,538,214
Becton, Dickinson & Co.	41,946	2,820,449
Boston Scientific Corp. (a)	258,540	2,055,393
C.R. Bard, Inc.	17,178	1,369,430
Covidien Ltd.	86,438	2,873,199
Intuitive Surgical, Inc. (a)	7,000	667,520
Johnson & Johnson	481,500	25,326,900
Medtronic, Inc.	196,014	5,776,533
St. Jude Medical, Inc. (a)	59,292	2,154,078
Stryker Corp.	43,202	1,470,596
Varian Medical Systems, Inc. (a)	21,500	654,460
Zimmer Holdings, Inc. (a)	38,778	1,415,397
		52,122,169
Health Care — Services – 1.4%
Aetna, Inc.	80,596	1,960,901
CIGNA Corp.	47,364	833,133
Coventry Health Care, Inc. (a)	25,990	336,311
DaVita, Inc. (a)	18,000	791,100
Humana, Inc. (a)	29,096	758,824
Laboratory Corp. of America Holdings (a)	19,200	1,123,008
Quest Diagnostics, Inc.	27,570	1,309,023
Tenet Healthcare Corp. (a)	73,128	84,828
Thermo Fisher Scientific, Inc. (a)	72,175	2,574,482
UnitedHealth Group, Inc.	210,596	4,407,774
WellPoint, Inc. (a)	88,140	3,346,676
		17,526,060
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	30,700	457,123
Home Builders – 0.1%
Centex Corp.	21,810	163,575
D.R. Horton, Inc.	48,500	470,450
KB Home	13,170	173,581
Lennar Corp. Class A	24,000	180,240
Pulte Homes, Inc.	37,692	411,973
		1,399,819
Home Furnishing – 0.0%
Harman International Industries, Inc.	10,100	136,653
Whirlpool Corp.	12,795	378,604
		515,257
Household Products – 0.5%
Avery Dennison Corp.	17,698	395,373
The Clorox Co.	23,815	1,225,996
Fortune Brands, Inc.	25,780	632,899
Kimberly-Clark Corp.	71,581	3,300,600
		5,554,868
Housewares – 0.0%
Newell Rubbermaid, Inc.	48,171	307,331
Insurance – 2.1%
AFLAC, Inc.	82,038	1,588,256
Allstate Corp.	93,315	1,786,982
American International Group, Inc.	474,008	474,008
Aon Corp.	47,852	1,953,319
Assurant, Inc.	19,900	433,422
Chubb Corp.	62,818	2,658,458
Cincinnati Financial Corp.	27,985	640,017
Genworth Financial, Inc. Class A	76,300	144,970
The Hartford Financial Services Group, Inc.	53,834	422,597
Lincoln National Corp.	44,203	295,718
Loews Corp.	62,344	1,377,802
Marsh & McLennan Cos., Inc.	88,352	1,789,128
MBIA, Inc. (a)	33,711	154,396
Metlife, Inc.	141,500	3,221,955
Principal Financial Group, Inc.	44,700	365,646
The Progressive Corp. (a)	116,448	1,565,061
Prudential Financial, Inc.	74,800	1,422,696
Torchmark Corp.	15,226	399,378
The Travelers Cos., Inc.	102,359	4,159,870
Unum Group	59,525	744,062
XL Capital Ltd. Class A	54,500	297,570
		25,895,311
Internet – 2.3%
Akamai Technologies, Inc. (a)	29,800	578,120
Amazon.com, Inc. (a)	56,394	4,141,575
eBay, Inc. (a)	188,200	2,363,792
Expedia, Inc. (a)	36,048	327,316
Google, Inc. Class A (a)	41,664	14,501,572
McAfee, Inc. (a)	26,500	887,750
Symantec Corp. (a)	144,582	2,160,055
VeriSign, Inc. (a)	33,900	639,693
Yahoo!, Inc. (a)	243,420	3,118,210
		28,718,083
Iron & Steel – 0.2%
AK Steel Holding Corp.	20,200	143,824
Allegheny Technologies, Inc.	16,747	367,262
Nucor Corp.	54,500	2,080,265
United States Steel Corp.	21,356	451,252
		3,042,603

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time – 0.2%
Carnival Corp.	75,268	$1,625,789
Harley-Davidson, Inc.	40,536	542,777
		2,168,566
Lodging – 0.1%
Marriott International, Inc. Class A	50,946	833,476
Starwood Hotels & Resorts Worldwide, Inc.	32,127	408,013
Wyndham Worldwide Corp.	31,988	134,350
Wynn Resorts Ltd. (a)	10,321	206,110
		1,581,949
Machinery — Construction & Mining – 0.2%
Caterpillar, Inc.	105,932	2,961,859
Machinery — Diversified – 0.5%
Cummins, Inc.	34,892	888,001
Deere & Co.	73,526	2,416,800
Eaton Corp.	28,656	1,056,260
Flowserve Corp.	10,000	561,200
The Manitowoc Co., Inc.	23,200	75,864
Rockwell Automation, Inc.	25,532	557,619
		5,555,744
Manufacturing – 3.1%
3M Co.	121,598	6,045,853
Cooper Industries Ltd. Class A	29,930	773,990
Danaher Corp.	44,000	2,385,680
Dover Corp.	32,359	853,630
Eastman Kodak Co.	50,247	190,939
General Electric Co.	1,836,975	18,571,817
Honeywell International, Inc.	128,310	3,574,717
Illinois Tool Works, Inc.	68,966	2,127,601
Ingersoll-Rand Co. Ltd. Class A	54,910	757,758
ITT Corp.	31,310	1,204,496
Leggett & Platt, Inc.	28,347	368,227
Pall Corp.	20,718	423,269
Parker Hannifin Corp.	28,947	983,619
Textron, Inc.	42,810	245,729
		38,507,325
Media – 2.2%
CBS Corp. Class B	122,409	470,051
Comcast Corp. Class A	504,494	6,881,298
The DIRECTV Group, Inc. (a)	94,500	2,153,655
Gannett Co., Inc.	40,171	88,376
The McGraw-Hill Cos., Inc.	54,788	1,253,002
Meredith Corp.	5,689	94,665
New York Times Co. Class A	20,500	92,660
News Corp. Class A	395,600	2,618,872
Scripps Networks Interactive Class A	14,400	324,144
Time Warner Cable, Inc.	61,382	1,522,269
Time Warner, Inc.	207,565	4,005,998
Viacom, Inc. Class B (a)	107,009	1,859,816
The Walt Disney Co.	323,284	5,870,837
Washington Post Co. Class B	1,000	357,100
		27,592,743
Metal Fabricate & Hardware – 0.1%
Precision Castparts Corp.	24,000	1,437,600
Mining – 0.7%
Alcoa, Inc.	160,666	1,179,288
Freeport-McMoRan Copper & Gold, Inc.	72,420	2,759,926
Newmont Mining Corp.	84,197	3,768,658
Titanium Metals Corp.	16,200	88,614
Vulcan Materials Co.	19,078	844,965
		8,641,451
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	36,255	846,554
Xerox Corp.	150,277	683,761
		1,530,315
Oil & Gas – 11.0%
Anadarko Petroleum Corp.	81,208	3,158,179
Apache Corp.	57,656	3,695,173
Cabot Oil & Gas Corp.	17,600	414,832
Chesapeake Energy Corp.	99,800	1,702,588
Chevron Corp.	350,216	23,548,524
ConocoPhillips	259,418	10,158,809
Devon Energy Corp.	76,500	3,418,785
Diamond Offshore Drilling, Inc.	12,500	785,750
ENSCO International, Inc.	24,700	652,080
EOG Resources, Inc.	42,900	2,349,204
EQT Corp.	22,600	708,058
Exxon Mobil Corp.	861,398	58,661,204
Hess Corp.	48,780	2,643,876
Marathon Oil Corp.	121,514	3,194,603
Murphy Oil Corp.	32,800	1,468,456
Nabors Industries Ltd. (a)	48,238	481,897
Noble Energy, Inc.	29,800	1,605,624
Occidental Petroleum Corp.	140,802	7,835,631
Pioneer Natural Resources Co.	20,600	339,282
Questar Corp.	30,100	885,843
Range Resources Corp.	26,988	1,110,826
Rowan Cos., Inc.	19,866	237,796
Southwestern Energy Co. (a)	59,200	1,757,648
Sunoco, Inc.	20,512	543,158
Tesoro Corp.	24,600	331,362
Valero Energy Corp.	90,100	1,612,790
XTO Energy, Inc.	100,832	3,087,476
		136,389,454
Oil & Gas Services – 1.3%
Baker Hughes, Inc.	53,083	1,515,520
BJ Services Co.	51,400	511,430
Cameron International Corp. (a)	38,000	833,340
Halliburton Co.	154,368	2,388,073
National Oilwell Varco, Inc. (a)	71,900	2,064,249
Schlumberger Ltd.	207,710	8,437,180
Smith International, Inc.	37,200	799,056
		16,548,848
Packaging & Containers – 0.2%
Ball Corp.	16,508	716,447
Bemis Co., Inc.	15,988	335,268
Owens-IIlinois, Inc. (a)	29,000	418,760
Pactiv Corp. (a)	22,898	334,082
Sealed Air Corp.	27,896	384,965
		2,189,522
Pharmaceuticals – 7.4%
Abbott Laboratories	268,537	12,809,215
Allergan, Inc.	52,958	2,529,274
AmerisourceBergen Corp.	27,332	892,663
Bristol-Myers Squibb Co.	346,784	7,601,505
Cardinal Health, Inc.	61,879	1,947,951
Cephalon, Inc. (a)	12,100	824,010
DENTSPLY International, Inc.	25,600	687,360
Eli Lilly & Co.	174,995	5,846,583

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Express Scripts, Inc. (a)	42,500	$1,962,225
Forest Laboratories, Inc. (a)	52,500	1,152,900
Gilead Sciences, Inc. (a)	159,876	7,405,456
Hospira, Inc. (a)	26,993	833,004
King Pharmaceuticals, Inc. (a)	43,448	307,178
Medco Health Solutions, Inc. (a)	86,882	3,591,702
Merck & Co., Inc.	369,162	9,875,084
Mylan, Inc. (a)	50,700	679,887
Patterson Cos., Inc. (a)	16,000	301,760
Pfizer, Inc.	1,172,721	15,972,460
Schering-Plough Corp.	282,186	6,645,480
Watson Pharmaceuticals, Inc. (a)	17,971	559,078
Wyeth	231,004	9,942,412
		92,367,187
Pipelines – 0.3%
El Paso Corp.	122,235	763,969
Spectra Energy Corp.	109,334	1,545,983
The Williams Cos., Inc.	99,291	1,129,931
		3,439,883
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	34,300	138,229
Real Estate Investment Trusts (REITS) – 0.7%
Apartment Investment & Management Co. Class A	20,012	109,666
AvalonBay Communities, Inc.	14,648	689,335
Boston Properties, Inc.	20,700	725,121
Equity Residential	48,700	893,645
HCP, Inc.	43,247	771,959
Health Care, Inc.	18,000	550,620
Host Hotels & Resorts, Inc.	90,600	355,152
Kimco Realty Corp.	39,100	297,942
ProLogis	45,200	293,800
Public Storage	22,504	1,243,346
Simon Property Group, Inc.	43,748	1,515,431
Ventas, Inc.	24,900	562,989
Vornado Realty Trust	25,410	844,628
		8,853,634
Retail – 6.9%
Abercrombie & Fitch Co. Class A	15,000	357,000
AutoNation, Inc. (a)	18,968	263,276
AutoZone, Inc. (a)	6,936	1,127,932
Bed Bath & Beyond, Inc. (a)	44,896	1,111,176
Best Buy Co., Inc.	58,211	2,209,690
Big Lots, Inc. (a)	14,596	303,305
Coach, Inc. (a)	58,000	968,600
Costco Wholesale Corp.	76,689	3,552,235
CVS Caremark Corp.	252,132	6,931,109
Darden Restaurants, Inc.	24,228	830,051
Family Dollar Stores, Inc.	24,324	811,692
GameStop Corp. Class A (a)	28,100	787,362
The Gap, Inc.	80,903	1,050,930
The Home Depot, Inc.	293,506	6,915,001
J.C. Penney Co., Inc.	38,261	767,898
Kohl's Corp. (a)	52,476	2,220,784
Limited Brands, Inc.	49,859	433,773
Lowe's Cos., Inc.	252,600	4,609,950
Macy's, Inc.	72,462	644,912
McDonald's Corp.	193,860	10,578,940
Nordstrom, Inc.	27,476	460,223
O'Reilly Automotive, Inc. (a)	23,500	822,735
Office Depot, Inc. (a)	49,859	65,315
Polo Ralph Lauren Corp.	10,000	422,500
RadioShack Corp.	23,530	201,652
Sears Holdings Corp. (a)	9,798	447,867
Staples, Inc.	124,984	2,263,460
Starbucks Corp. (a)	125,896	1,398,705
Target Corp.	130,010	4,471,044
Tiffany & Co.	21,856	471,215
The TJX Cos., Inc.	72,260	1,852,747
Wal-Mart Stores, Inc.	388,673	20,249,863
Walgreen Co.	170,580	4,428,257
Yum! Brands, Inc.	80,740	2,218,735
		86,249,934
Savings & Loans – 0.2%
Hudson City Bancorp, Inc.	89,600	1,047,424
People's United Financial, Inc.	59,800	1,074,606
		2,122,030
Semiconductors – 2.5%
Advanced Micro Devices, Inc. (a)	104,642	319,158
Altera Corp.	51,804	909,160
Analog Devices, Inc.	50,025	963,982
Applied Materials, Inc.	231,152	2,484,884
Broadcom Corp. Class A (a)	76,100	1,520,478
Intel Corp.	969,732	14,594,467
KLA-Tencor Corp.	29,828	596,560
Linear Technology Corp.	39,049	897,346
LSI Corp. (a)	112,242	341,216
MEMC Electronic Materials, Inc. (a)	38,900	641,461
Microchip Technology, Inc.	31,700	671,723
Micron Technology, Inc. (a)	135,880	551,673
National Semiconductor Corp.	34,324	352,507
Novellus Systems, Inc. (a)	17,831	296,530
Nvidia Corp. (a)	95,900	945,574
QLogic Corp. (a)	23,100	256,872
Teradyne, Inc. (a)	31,006	135,806
Texas Instruments, Inc.	225,869	3,729,097
Xilinx, Inc.	47,668	913,319
		31,121,813
Software – 3.9%
Adobe Systems, Inc. (a)	91,444	1,955,987
Autodesk, Inc. (a)	38,812	652,430
BMC Software, Inc. (a)	32,731	1,080,123
CA, Inc.	67,887	1,195,490
Citrix Systems, Inc. (a)	32,027	725,091
Compuware Corp. (a)	44,937	296,135
Dun & Bradstreet Corp.	9,300	716,100
Electronic Arts, Inc. (a)	54,900	998,631
Fidelity National Information Services, Inc.	31,700	576,940
Fiserv, Inc. (a)	28,201	1,028,208
IMS Health, Inc.	31,325	390,623
Intuit, Inc. (a)	55,300	1,493,100
Microsoft Corp.	1,332,740	24,482,434
Novell, Inc. (a)	59,482	253,393
Oracle Corp. (a)	670,528	12,116,441
Salesforce.com, Inc. (a)	18,200	595,686
		48,556,812
Telecommunications – 6.8%
American Tower Corp. Class A (a)	67,900	2,066,197

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AT&T, Inc.	1,025,175	$25,834,410
CenturyTel, Inc.	17,948	504,698
Ciena Corp. (a)	16,728	130,144
Cisco Systems, Inc. (a)	1,017,887	17,069,965
Corning, Inc.	271,861	3,607,596
Embarq Corp.	24,505	927,514
Frontier Communications Corp.	55,100	395,618
Harris Corp.	23,000	665,620
JDS Uniphase Corp. (a)	38,147	123,978
Juniper Networks, Inc. (a)	93,700	1,411,122
Motorola, Inc.	390,302	1,650,977
Qualcomm, Inc.	287,518	11,187,325
Qwest Communications International, Inc.	258,821	885,168
Sprint Nextel Corp. (a)	503,113	1,796,113
Tellabs, Inc. (a)	70,023	320,705
Verizon Communications, Inc.	493,363	14,899,563
Windstream Corp.	75,763	610,650
		84,087,363
Textiles – 0.1%
Cintas Corp.	23,000	568,560
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	21,604	541,612
Mattel, Inc.	62,152	716,613
		1,258,225
Transportation – 1.9%
Burlington Northern Santa Fe Corp.	49,356	2,968,763
C.H. Robinson Worldwide, Inc.	29,600	1,350,056
CSX Corp.	70,272	1,816,531
Expeditors International of Washington, Inc.	37,500	1,060,875
FedEx Corp.	53,612	2,385,198
Norfolk Southern Corp.	64,677	2,182,849
Ryder System, Inc.	9,905	280,411
Union Pacific Corp.	87,676	3,604,360
United Parcel Service, Inc. Class B	173,700	8,549,514
		24,198,557
TOTAL COMMON STOCK (Cost $1,736,119,939)		1,207,468,336
TOTAL EQUITIES (Cost $1,736,119,939)		1,207,468,336
TOTAL LONG-TERM INVESTMENTS (Cost $1,736,119,939)		1,207,468,336
	Principal Amount
SHORT-TERM INVESTMENTS – 2.9%
Repurchase Agreement – 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$30,385,408	30,385,408
U.S. Treasury Bills – 0.4%
U.S. Treasury Bill, 0.001%, due 5/14/09 (c)	160,000	160,000
U.S. Treasury Bill, 0.044%, due 5/14/09 (c)	205,000	204,989
U.S. Treasury Bill, 0.100%, due 5/14/09 (c)	3,600,000	3,599,570
U.S. Treasury Bill, 0.215%, due 5/14/09 (c)	210,000	209,946
U.S. Treasury Bill, 0.420%, due 5/14/09 (c)	50,000	49,975
U.S. Treasury Bill, 0.446%, due 5/14/09 (c)	150,000	149,920
U.S. Treasury Bill, 0.593%, due 5/14/09 (c)	880,000	879,377
		5,253,777
TOTAL SHORT-TERM INVESTMENTS (Cost $35,639,185)		35,639,185
TOTAL INVESTMENTS – 99.9% (Cost $1,771,759,124) (d)		1,243,107,521
Other Assets/ (Liabilities) – 0.1%		1,604,259
NET ASSETS – 100.0%		$1,244,711,780

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $30,385,450. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $30,997,596.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 92.2%
COMMON STOCK – 92.2%
Aerospace & Defense – 1.9%
Boeing Co.	14,986	$533,202
Banks – 2.6%
Northern Trust Corp.	2,400	143,568
PNC Financial Services Group, Inc.	10,300	301,687
U.S. Bancorp	20,200	295,122
		740,377
Beverages – 2.6%
PepsiCo, Inc.	14,213	731,685
Biotechnology – 1.4%
Amgen, Inc. (a)	8,000	396,160
Chemicals – 1.2%
The Sherwin-Williams Co.	6,500	337,805
Computers – 2.4%
EMC Corp. (a)	57,900	660,060
Cosmetics & Personal Care – 2.3%
The Estee Lauder Cos., Inc. Class A	5,765	142,107
The Procter & Gamble Co.	10,682	503,016
		645,123
Diversified Financial – 5.5%
The Charles Schwab Corp.	56,691	878,710
The Goldman Sachs Group, Inc.	2,000	212,040
Invesco Ltd.	32,989	457,228
		1,547,978
Electric – 1.5%
Exelon Corp.	8,872	402,700
Public Service Enterprise Group, Inc.	982	28,940
		431,640
Foods – 0.6%
H.J. Heinz Co.	4,800	158,688
Health Care — Products – 5.3%
Alcon, Inc.	7,600	690,916
Johnson & Johnson	15,100	794,260
		1,485,176
Home Builders – 1.2%
Toll Brothers, Inc. (a)	18,428	334,653
Insurance – 0.5%
Prudential Financial, Inc.	7,098	135,004
Internet – 0.6%
Yahoo!, Inc. (a)	13,224	169,399
Iron & Steel – 2.0%
Nucor Corp.	14,700	561,099
Manufacturing – 4.2%
General Electric Co.	54,491	550,904
Illinois Tool Works, Inc.	6,300	194,355
Tyco International Ltd.	21,540	421,322
		1,166,581
Media – 0.9%
News Corp. Class A	38,800	256,856
Mining – 4.2%
Barrick Gold Corp.	20,705	671,256
Newmont Mining Corp.	11,600	519,216
		1,190,472
Oil & Gas – 2.5%
Anadarko Petroleum Corp.	12,730	495,070
Hess Corp.	3,600	195,120
		690,190
Oil & Gas Services – 6.1%
Halliburton Co.	43,500	672,945
Schlumberger Ltd.	25,769	1,046,737
		1,719,682
Pharmaceuticals – 4.5%
Merck & Co., Inc.	25,300	676,775
Pfizer, Inc.	26,300	358,206
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	4,700	211,735
		1,246,716
Retail – 19.3%
Bed Bath & Beyond, Inc. (a)	9,243	228,764
CVS Caremark Corp.	34,362	944,612
Lowe's Cos., Inc.	72,200	1,317,650
McDonald's Corp.	13,267	723,980
Target Corp.	29,100	1,000,749
Wal-Mart Stores, Inc.	22,600	1,177,460
		5,393,215
Semiconductors – 6.1%
Intel Corp.	52,436	789,162
Lam Research Corp. (a)	9,300	211,761
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	79,251	709,296
		1,710,219
Software – 8.3%
Adobe Systems, Inc. (a)	18,700	399,993
Microsoft Corp.	53,600	984,632
Oracle Corp. (a)	51,600	932,412
		2,317,037
Telecommunications – 1.5%
AT&T, Inc.	16,300	410,760
Transportation – 3.0%
United Parcel Service, Inc. Class B	16,900	831,818
TOTAL COMMON STOCK (Cost $31,022,674)		25,801,595
TOTAL EQUITIES (Cost $31,022,674)		25,801,595
TOTAL LONG-TERM INVESTMENTS (Cost $31,022,674)		25,801,595
	Principal Amount
SHORT-TERM INVESTMENTS – 4.6%
Repurchase Agreement – 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$1,284,593	1,284,593
TOTAL SHORT-TERM INVESTMENTS (Cost $1,284,594)		1,284,593

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 96.8% (Cost $32,307,268) (c)	$27,086,188
Other Assets/ (Liabilities) – 3.2%	890,179
NET ASSETS – 100.0%	$27,976,367

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,284,595. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $1,314,474.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.9%
COMMON STOCK – 98.9%
Advertising – 0.0%
Omnicom Group, Inc.	5,700	$133,380
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	43,300	2,988,999
Apparel – 0.7%
Nike, Inc. Class B	60,100	2,818,089
Banks – 4.4%
The Bank of New York Mellon Corp.	115,700	3,268,525
Northern Trust Corp.	107,500	6,430,650
PNC Financial Services Group, Inc.	19,600	574,084
State Street Corp.	162,000	4,986,360
Wells Fargo & Co.	242,900	3,458,896
		18,718,515
Beverages – 1.5%
The Coca-Cola Co.	57,200	2,513,940
PepsiCo, Inc.	76,900	3,958,812
		6,472,752
Biotechnology – 2.7%
Amgen, Inc. (a)	83,900	4,154,728
Celgene Corp. (a)	164,000	7,281,600
Genzyme Corp. (a)	2,600	154,414
		11,590,742
Chemicals – 3.6%
Monsanto Co.	76,900	6,390,390
Potash Corp. of Saskatchewan, Inc.	29,100	2,351,571
Praxair, Inc.	94,300	6,345,447
		15,087,408
Commercial Services – 5.2%
Accenture Ltd. Class A	163,300	4,489,117
Apollo Group, Inc. Class A (a)	55,000	4,308,150
Automatic Data Processing, Inc.	17,900	629,364
Mastercard, Inc. Class A	22,800	3,818,544
McKesson Corp.	105,300	3,689,712
Visa, Inc. Class A	57,900	3,219,240
Western Union Co.	161,700	2,032,569
		22,186,696
Computers – 6.1%
Apple, Inc. (a)	183,400	19,279,008
Dell, Inc. (a)	500	4,740
EMC Corp. (a)	63,600	725,040
Hewlett-Packard Co.	44,100	1,413,846
Research In Motion Ltd. (a)	107,100	4,612,797
		26,035,431
Cosmetics & Personal Care – 0.1%
The Procter & Gamble Co.	5,800	273,122
Distribution & Wholesale – 0.2%
Fastenal Co.	22,800	733,134
Diversified Financial – 7.7%
American Express Co.	40,000	545,200
Ameriprise Financial, Inc.	24,900	510,201
BlackRock, Inc.	12,100	1,573,484
The Charles Schwab Corp.	212,300	3,290,650
CME Group, Inc.	6,700	1,650,813
Credit Suisse Group	300	9,089
Franklin Resources, Inc.	105,800	5,699,446
The Goldman Sachs Group, Inc.	73,000	7,739,460
IntercontinentalExchange, Inc. (a)	52,600	3,917,122
JP Morgan Chase & Co.	170,700	4,537,206
Morgan Stanley	148,700	3,385,899
		32,858,570
Electric – 0.4%
Entergy Corp.	600	40,854
NRG Energy, Inc. (a)	96,700	1,701,920
		1,742,774
Energy — Alternate Sources – 0.6%
First Solar, Inc. (a)	17,700	2,348,790
Engineering & Construction – 0.1%
Fluor Corp.	14,400	497,520
Health Care — Products – 5.5%
Alcon, Inc.	15,700	1,427,287
Baxter International, Inc.	114,400	5,859,568
Becton, Dickinson & Co.	35,300	2,373,572
C.R. Bard, Inc.	19,700	1,570,484
Intuitive Surgical, Inc. (a)	4,100	390,976
Medtronic, Inc.	124,800	3,677,856
St. Jude Medical, Inc. (a)	177,900	6,463,107
Stryker Corp.	47,500	1,616,900
		23,379,750
Health Care — Services – 0.6%
Humana, Inc. (a)	600	15,648
WellPoint, Inc. (a)	70,000	2,657,900
		2,673,548
Insurance – 0.5%
Aon Corp.	48,900	1,996,098
Internet – 11.5%
Amazon.com, Inc. (a)	275,900	20,262,096
eBay, Inc. (a)	600	7,536
Expedia, Inc. (a)	89,900	816,292
Google, Inc. Class A (a)	45,800	15,941,148
McAfee, Inc. (a)	144,700	4,847,450
Priceline.com, Inc. (a)	24,000	1,890,720
Tencent Holdings Ltd.	370,200	2,755,631
VeriSign, Inc. (a)	121,500	2,292,705
		48,813,578
Iron & Steel – 0.1%
Nucor Corp.	14,500	553,465
Lodging – 0.3%
Marriott International, Inc. Class A	66,600	1,089,576
Wynn Resorts Ltd. (a)	1,100	21,967
		1,111,543
Manufacturing – 2.9%
Danaher Corp.	228,700	12,400,114
Media – 1.8%
Discovery Communications, Inc., Series A (a)	116,100	1,859,922
Discovery Communications, Inc., Series C (a)	111,200	1,629,080
The McGraw-Hill Cos., Inc.	173,600	3,970,232
Time Warner Cable, Inc.	1,439	35,690
Time Warner, Inc.	5,733	110,654
		7,605,578
Mining – 0.1%
BHP Billiton Ltd.	600	13,315

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	11,000	$419,210
		432,525
Oil & Gas – 3.0%
Chevron Corp.	11,000	739,640
EOG Resources, Inc.	46,900	2,568,244
Exxon Mobil Corp.	80,500	5,482,050
Petroleo Brasileiro SA Sponsored ADR (Brazil)	104,700	2,565,150
Southwestern Energy Co. (a)	11,600	344,404
Suncor Energy, Inc.	40,700	903,947
		12,603,435
Oil & Gas Services – 3.2%
FMC Technologies, Inc. (a)	52,600	1,650,062
Schlumberger Ltd.	173,300	7,039,446
Smith International, Inc.	236,200	5,073,576
		13,763,084
Pharmaceuticals – 10.6%
Allergan, Inc.	127,300	6,079,848
Cardinal Health, Inc.	8,000	251,840
Express Scripts, Inc. (a)	107,000	4,940,190
Gilead Sciences, Inc. (a)	294,400	13,636,608
Medco Health Solutions, Inc. (a)	208,900	8,635,926
Novo Nordisk A/S Class B	8,000	383,020
Roche Holding AG	5,734	786,348
Schering-Plough Corp.	54,900	1,292,895
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	81,000	3,649,050
Wyeth	121,500	5,229,360
		44,885,085
Retail – 8.2%
Bed Bath & Beyond, Inc. (a)	121,500	3,007,125
Best Buy Co., Inc.	28,900	1,097,044
Costco Wholesale Corp.	28,900	1,338,648
CVS Caremark Corp.	203,268	5,587,837
Kohl's Corp. (a)	125,600	5,315,392
McDonald's Corp.	96,600	5,271,462
Wal-Mart Stores, Inc.	172,400	8,982,040
Yum! Brands, Inc.	148,400	4,078,032
		34,677,580
Semiconductors – 3.3%
Altera Corp.	118,400	2,077,920
Broadcom Corp. Class A (a)	127,300	2,543,454
Marvell Technology Group Ltd. (a)	516,800	4,733,888
Xilinx, Inc.	245,800	4,709,528
		14,064,790
Software – 5.1%
Adobe Systems, Inc. (a)	42,200	902,658
Autodesk, Inc. (a)	65,900	1,107,779
BMC Software, Inc. (a)	26,600	877,800
Electronic Arts, Inc. (a)	131,200	2,386,528
Fiserv, Inc. (a)	101,700	3,707,982
Intuit, Inc. (a)	31,500	850,500
Microsoft Corp.	578,600	10,628,882
Oracle Corp. (a)	75,200	1,358,864
		21,820,993
Telecommunications – 7.0%
America Movil SAB de C.V. Sponsored ADR (Mexico)	8,700	235,596
American Tower Corp. Class A (a)	247,300	7,525,339
Cisco Systems, Inc. (a)	160,300	2,688,231
Corning, Inc.	63,700	845,299
Juniper Networks, Inc. (a)	378,000	5,692,680
MetroPCS Communications, Inc. (a)	148,600	2,538,088
Qualcomm, Inc.	255,800	9,953,178
		29,478,411
Toys, Games & Hobbies – 0.8%
Nintendo Co. Ltd. Sponsored ADR (Japan)	91,425	3,337,012
Transportation – 0.4%
Expeditors International of Washington, Inc.	47,500	1,343,775
Union Pacific Corp.	11,000	452,210
		1,795,985
TOTAL COMMON STOCK (Cost $532,335,690)		419,878,496
TOTAL EQUITIES (Cost $532,335,690)		419,878,496
RIGHTS – 0.0%
Computers – 0.0%
Seagate Technology (b)	66,000	-
TOTAL RIGHTS (Cost $0)		-
MUTUAL FUND – 0.7%
Diversified Financial – 0.7%
T. Rowe Price Reserve Investment Fund	3,048,880	3,048,880
TOTAL MUTUAL FUND (Cost $3,048,880)		3,048,880
TOTAL LONG-TERM INVESTMENTS (Cost $535,384,570)		422,927,376
	Principal Amount
SHORT-TERM INVESTMENTS – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (c)	$3,663,438	3,663,438
TOTAL SHORT-TERM INVESTMENTS (Cost $3,663,438)		3,663,438
TOTAL INVESTMENTS – 100.5% (Cost $539,048,008) (d)		426,590,814
Other Assets/ (Liabilities) – (0.5)%		(2,282,737)
NET ASSETS – 100.0%		$424,308,077

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $3,663,443. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $3,738,504.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.6%
COMMON STOCK – 98.6%
Advertising – 0.0%
Omnicom Group, Inc.	100	$2,340
Aerospace & Defense – 1.4%
Boeing Co.	5,700	202,806
Lockheed Martin Corp.	4,848	334,657
		537,463
Agriculture – 1.6%
Altria Group, Inc.	9,230	147,865
Philip Morris International, Inc.	13,100	466,098
		613,963
Apparel – 0.9%
Nike, Inc. Class B	7,150	335,264
Banks – 2.1%
The Bank of New York Mellon Corp.	4,100	115,825
Northern Trust Corp.	3,870	231,503
PNC Financial Services Group, Inc.	600	17,574
State Street Corp.	5,700	175,446
Wells Fargo & Co.	19,800	281,952
		822,300
Beverages – 2.1%
The Coca-Cola Co.	2,000	87,900
Pepsi Bottling Group, Inc. (The)	5,480	121,327
PepsiCo, Inc.	11,958	615,598
		824,825
Biotechnology – 2.1%
Amgen, Inc. (a)	7,920	392,198
Celgene Corp. (a)	5,900	261,960
Genzyme Corp. (a)	2,720	161,541
		815,699
Chemicals – 3.4%
FMC Corp.	3,450	148,833
Monsanto Co.	8,280	688,068
The Mosaic Co.	4,600	193,108
Potash Corp. of Saskatchewan, Inc.	950	76,769
Praxair, Inc.	3,300	222,057
		1,328,835
Commercial Services – 6.5%
Accenture Ltd. Class A	15,850	435,716
Alliance Data Systems Corp. (a)	2,300	84,985
Apollo Group, Inc. Class A (a)	3,750	293,738
Automatic Data Processing, Inc.	830	29,183
ITT Educational Services, Inc. (a)	1,565	190,022
Manpower, Inc.	3,663	115,494
Mastercard, Inc. Class A	1,345	225,261
McKesson Corp.	9,304	326,012
Paychex, Inc.	8,400	215,628
Quanta Services, Inc. (a)	10,900	233,805
Visa, Inc. Class A	2,000	111,200
Western Union Co.	21,800	274,026
		2,535,070
Computers – 8.1%
Apple, Inc. (a)	13,402	1,408,818
Dell, Inc. (a)	14,833	140,617
EMC Corp. (a)	33,700	384,180
Hewlett-Packard Co.	14,470	463,908
International Business Machines Corp.	6,300	610,407
Research In Motion Ltd. (a)	3,850	165,820
		3,173,750
Cosmetics & Personal Care – 0.0%
The Procter & Gamble Co.	200	9,418
Distribution & Wholesale – 0.1%
Fastenal Co.	800	25,724
Diversified Financial – 4.7%
American Express Co.	15,300	208,539
Ameriprise Financial, Inc.	5,773	118,289
BlackRock, Inc.	400	52,016
The Charles Schwab Corp.	7,300	113,150
CME Group, Inc.	200	49,278
Credit Suisse Group	50	1,515
Franklin Resources, Inc.	3,800	204,706
The Goldman Sachs Group, Inc.	2,600	275,652
IntercontinentalExchange, Inc. (a)	1,920	142,982
Invesco Ltd.	8,220	113,929
JP Morgan Chase & Co.	6,100	162,138
Morgan Stanley	10,200	232,254
NYSE Euronext	8,700	155,730
		1,830,178
Electric – 1.0%
Entergy Corp.	3,723	253,499
Exelon Corp.	1,810	82,156
NRG Energy, Inc. (a)	3,300	58,080
		393,735
Energy — Alternate Sources – 0.4%
First Solar, Inc. (a)	1,340	177,818
Engineering & Construction – 1.1%
Fluor Corp.	500	17,275
Foster Wheeler AG (a)	8,400	146,748
The Shaw Group, Inc. (a)	9,750	267,248
		431,271
Entertainment – 0.3%
International Game Technology	14,300	131,846
Foods – 0.3%
SuperValu, Inc.	7,259	103,659
Gas – 0.5%
UGI Corp.	8,940	211,073
Health Care — Products – 4.1%
Alcon, Inc.	550	50,001
Baxter International, Inc.	4,050	207,441
Becton, Dickinson & Co.	1,200	80,688
C.R. Bard, Inc.	700	55,804
Intuitive Surgical, Inc. (a)	120	11,443
Medtronic, Inc.	19,810	583,801
St. Jude Medical, Inc. (a)	10,050	365,116
Stryker Corp.	1,550	52,762
Zimmer Holdings, Inc. (a)	6,000	219,000
		1,626,056
Health Care — Services – 1.6%
Aetna, Inc.	11,700	284,661
Humana, Inc. (a)	3,630	94,671
UnitedHealth Group, Inc.	7,770	162,626

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WellPoint, Inc. (a)	2,500	$94,925
		636,883
Household Products – 0.3%
Kimberly-Clark Corp.	2,700	124,497
Insurance – 0.8%
ACE Ltd.	2,400	96,960
AFLAC, Inc.	2,900	56,144
Aon Corp.	1,720	70,210
Axis Capital Holdings Ltd.	4,300	96,922
		320,236
Internet – 8.2%
Amazon.com, Inc. (a)	16,061	1,179,520
eBay, Inc. (a)	20	251
Expedia, Inc. (a)	3,700	33,596
Google, Inc. Class A (a)	3,574	1,243,966
McAfee, Inc. (a)	5,100	170,850
Priceline.com, Inc. (a)	900	70,902
Tencent Holdings Ltd.	12,600	93,790
VeriSign, Inc. (a)	4,500	84,915
Yahoo!, Inc. (a)	24,500	313,845
		3,191,635
Iron & Steel – 0.4%
Cliffs Natural Resources, Inc.	2,900	52,664
Nucor Corp.	2,550	97,334
		149,998
Lodging – 0.1%
Marriott International, Inc. Class A	2,200	35,992
Wynn Resorts Ltd. (a)	500	9,985
		45,977
Machinery — Construction & Mining – 0.6%
Caterpillar, Inc.	8,700	243,252
Machinery — Diversified – 0.5%
AGCO Corp. (a)	4,300	84,280
Cummins, Inc.	4,050	103,073
		187,353
Manufacturing – 2.3%
Danaher Corp.	8,200	444,604
Dover Corp.	9,275	244,674
Honeywell International, Inc.	5,050	140,693
Parker Hannifin Corp.	2,650	90,047
		920,018
Media – 1.6%
The DIRECTV Group, Inc. (a)	10,100	230,179
Discovery Communications, Inc., Series A (a)	4,250	68,085
Discovery Communications, Inc., Series C (a)	3,750	54,938
DISH Network Corp. Class A (a)	10,400	115,544
The McGraw-Hill Cos., Inc.	6,150	140,650
Time Warner Cable, Inc.	84	2,075
Time Warner, Inc.	333	6,433
		617,904
Metal Fabricate & Hardware – 0.6%
Precision Castparts Corp.	3,756	224,984
Mining – 0.1%
BHP Billiton Ltd.	261	5,792
Freeport-McMoRan Copper & Gold, Inc.	500	19,055
		24,847
Oil & Gas – 4.0%
Chevron Corp.	400	26,896
EOG Resources, Inc.	1,650	90,354
Exxon Mobil Corp.	2,870	195,447
Hess Corp.	3,904	211,597
Noble Corp.	4,542	109,417
Occidental Petroleum Corp.	6,698	372,744
Petroleo Brasileiro SA Sponsored ADR (Brazil)	3,600	88,200
Range Resources Corp.	2,570	105,781
Southwestern Energy Co. (a)	300	8,907
Suncor Energy, Inc.	1,300	28,873
Ultra Petroleum Corp. (a)	1,680	60,295
XTO Energy, Inc.	8,300	254,146
		1,552,657
Oil & Gas Services – 3.2%
FMC Technologies, Inc. (a)	2,000	62,740
Halliburton Co.	20,135	311,488
National Oilwell Varco, Inc. (a)	2,970	85,269
Schlumberger Ltd.	6,150	249,813
Smith International, Inc.	8,500	182,580
Transocean Ltd. (a)	6,475	380,989
		1,272,879
Packaging & Containers – 0.2%
Owens-IIlinois, Inc. (a)	4,500	64,980
Pharmaceuticals – 8.4%
Abbott Laboratories	4,670	222,759
Allergan, Inc.	11,700	558,792
Bristol-Myers Squibb Co.	16,950	371,544
Cardinal Health, Inc.	400	12,592
Eli Lilly & Co.	8,030	268,282
Express Scripts, Inc. (a)	3,850	177,755
Forest Laboratories, Inc. (a)	5,200	114,192
Gilead Sciences, Inc. (a)	13,850	641,532
Medco Health Solutions, Inc. (a)	7,350	303,849
Novo Nordisk A/S Class B	300	14,363
Roche Holding AG	204	27,976
Schering-Plough Corp.	11,850	279,067
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2,850	128,393
Wyeth	4,300	185,072
		3,306,168
Retail – 8.5%
Abercrombie & Fitch Co. Class A	2,900	69,020
Bed Bath & Beyond, Inc. (a)	4,200	103,950
Best Buy Co., Inc.	1,000	37,960
Big Lots, Inc. (a)	4,800	99,744
BJ's Wholesale Club, Inc. (a)	4,850	155,152
Costco Wholesale Corp.	5,200	240,864
CVS Caremark Corp.	19,800	544,302
The Gap, Inc.	18,450	239,665
Kohl's Corp. (a)	4,500	190,440
McDonald's Corp.	3,400	185,538
Ross Stores, Inc.	3,300	118,404
The TJX Cos., Inc.	4,830	123,841
Wal-Mart Stores, Inc.	17,062	888,930
Yum! Brands, Inc.	12,200	335,256
		3,333,066
Semiconductors – 2.0%
Altera Corp.	4,300	75,465

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom Corp. Class A (a)	11,510	$229,970
Lam Research Corp. (a)	6,210	141,401
Marvell Technology Group Ltd. (a)	17,900	163,964
Xilinx, Inc.	8,600	164,776
		775,576
Software – 6.4%
Adobe Systems, Inc. (a)	1,400	29,946
Autodesk, Inc. (a)	1,900	31,939
BMC Software, Inc. (a)	7,450	245,850
Electronic Arts, Inc. (a)	4,600	83,674
Fiserv, Inc. (a)	3,500	127,610
Intuit, Inc. (a)	1,050	28,350
Microsoft Corp.	80,750	1,483,377
Oracle Corp. (a)	25,750	465,303
		2,496,049
Telecommunications – 6.3%
America Movil SAB de C.V. Sponsored ADR (Mexico)	200	5,416
American Tower Corp. Class A (a)	8,900	270,827
Cisco Systems, Inc. (a)	45,340	760,352
Corning, Inc.	2,500	33,175
Juniper Networks, Inc. (a)	13,700	206,322
MetroPCS Communications, Inc. (a)	5,300	90,524
Nokia Oyj Sponsored ADR (Finland)	22,200	259,074
Qualcomm, Inc.	21,589	840,028
		2,465,718
Toys, Games & Hobbies – 0.3%
Nintendo Co. Ltd.	400	117,133
Transportation – 1.5%
Expeditors International of Washington, Inc.	1,700	48,093
J.B. Hunt Transport Services, Inc.	10,850	261,594
Union Pacific Corp.	500	20,555
United Parcel Service, Inc. Class B	5,200	255,944
		586,186
TOTAL COMMON STOCK (Cost $52,929,509)		38,588,283
TOTAL EQUITIES (Cost $52,929,509)		38,588,283
MUTUAL FUND – 0.3%
Diversified Financial – 0.3%
iShares Russell 1000 Growth Index Fund	3,300	115,731
		115,731
TOTAL MUTUAL FUND (Cost $99,953)		115,731
TOTAL LONG-TERM INVESTMENTS (Cost $53,029,462)		38,704,014
	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$460,772	460,772
TOTAL SHORT-TERM INVESTMENTS (Cost $460,772)		460,772
TOTAL INVESTMENTS – 100.1% (Cost $53,490,234) (c)		39,164,786
Other Assets/ (Liabilities) – (0.1)%		(46,135)
NET ASSETS – 100.0%		$39,118,651

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $460,773. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $474,810.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.5%
COMMON STOCK – 95.5%
Aerospace & Defense – 1.7%
Lockheed Martin Corp.	4,385	$302,697
Agriculture – 0.7%
Philip Morris International, Inc.	3,470	123,463
Apparel – 1.0%
Nike, Inc. Class B	3,870	181,464
Auto Manufacturers – 0.7%
Paccar, Inc.	4,565	117,594
Beverages – 5.9%
The Coca-Cola Co.	7,950	349,403
Molson Coors Brewing Co. Class B	5,255	180,141
PepsiCo, Inc.	10,090	519,433
		1,048,977
Biotechnology – 2.5%
Celgene Corp. (a)	10,045	445,998
Chemicals – 3.2%
Air Products & Chemicals, Inc.	2,735	153,844
Monsanto Co.	5,005	415,915
		569,759
Computers – 9.4%
Apple, Inc. (a)	6,000	630,720
Hewlett-Packard Co.	31,200	1,000,272
NetApp, Inc. (a)	3,815	56,615
		1,687,607
Cosmetics & Personal Care – 4.1%
Colgate-Palmolive Co.	5,495	324,095
The Procter & Gamble Co.	8,790	413,921
		738,016
Diversified Financial – 8.1%
The Blackstone Group LP	23,750	172,187
The Charles Schwab Corp.	12,280	190,340
CME Group, Inc.	1,509	371,803
Franklin Resources, Inc.	2,450	131,982
The Goldman Sachs Group, Inc.	2,360	250,207
JP Morgan Chase & Co.	12,585	334,509
		1,451,028
Electrical Components & Equipment – 1.4%
Emerson Electric Co.	9,100	260,078
Engineering & Construction – 0.7%
Jacobs Engineering Group, Inc. (a)	3,310	127,965
Foods – 2.7%
General Mills, Inc.	4,895	244,162
The Kroger Co.	11,480	243,606
		487,768
Health Care — Products – 3.7%
Alcon, Inc.	1,220	110,910
Baxter International, Inc.	6,865	351,625
Becton, Dickinson & Co.	2,845	191,298
		653,833
Internet – 5.9%
Google, Inc. Class A (a)	3,020	1,051,141
Manufacturing – 1.1%
Danaher Corp.	2,300	124,706
Honeywell International, Inc.	2,700	75,222
		199,928
Media – 1.7%
Liberty Media Corp. Entertainment Class A (a)	5,795	115,610
The Walt Disney Co.	10,010	181,782
		297,392
Oil & Gas – 4.0%
Apache Corp.	3,700	237,133
EOG Resources, Inc.	5,430	297,347
XTO Energy, Inc.	5,800	177,596
		712,076
Oil & Gas Services – 4.2%
Cameron International Corp. (a)	7,700	168,861
National Oilwell Varco, Inc. (a)	1,165	33,447
Schlumberger Ltd.	13,430	545,527
		747,835
Pharmaceuticals – 12.3%
Abbott Laboratories	7,825	373,253
Gilead Sciences, Inc. (a)	20,470	948,170
Medco Health Solutions, Inc. (a)	6,970	288,140
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	12,920	582,046
		2,191,609
Retail – 8.4%
Costco Wholesale Corp.	6,465	299,459
Kohl's Corp. (a)	8,885	376,013
McDonald's Corp.	7,350	401,090
Wal-Mart Stores, Inc.	8,025	418,102
		1,494,664
Semiconductors – 2.4%
Broadcom Corp. Class A (a)	7,315	146,154
Intel Corp.	19,340	291,067
		437,221
Software – 2.4%
Activision Blizzard, Inc. (a)	11,810	123,532
Microsoft Corp.	16,605	305,034
		428,566
Telecommunications – 7.3%
Cisco Systems, Inc. (a)	37,965	636,673
Qualcomm, Inc.	17,200	669,252
		1,305,925
TOTAL COMMON STOCK (Cost $21,766,746)		17,062,604
TOTAL EQUITIES (Cost $21,766,746)		17,062,604
TOTAL LONG-TERM INVESTMENTS (Cost $21,766,746)		17,062,604

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 7.7%
Repurchase Agreement – 7.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$1,367,989	$1,367,989
TOTAL SHORT-TERM INVESTMENTS (Cost $1,367,989)		1,367,989
TOTAL INVESTMENTS – 103.2% (Cost $23,134,735) (c)		18,430,593
Other Assets/ (Liabilities) – (3.2)%		(569,399)
NET ASSETS – 100.0%		$17,861,194

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,367,991. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $1,399,440.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.5%
COMMON STOCK – 95.5%
Apparel – 0.4%
Nike, Inc. Class B	19,700	$923,733
Banks – 1.8%
The Bank of New York Mellon Corp.	150,000	4,237,500
Biotechnology – 3.3%
Abraxis BioScience, Inc. (a)	18,824	897,528
Genzyme Corp. (a)	113,350	6,731,857
		7,629,385
Chemicals – 4.2%
Monsanto Co.	44,400	3,689,640
Praxair, Inc.	50,000	3,364,500
Syngenta AG Sponsored ADR (Switzerland)	65,000	2,607,150
		9,661,290
Commercial Services – 9.4%
Iron Mountain, Inc. (a)	83,800	1,857,846
Mastercard, Inc. Class A	23,000	3,852,040
Moody's Corp.	93,700	2,147,604
Visa, Inc. Class A	223,160	12,407,696
Weight Watchers International, Inc.	90,000	1,669,500
		21,934,686
Computers – 8.4%
Apple, Inc. (a)	125,300	13,171,536
EMC Corp. (a)	321,250	3,662,250
Teradata Corp. (a)	160,000	2,595,200
		19,428,986
Cosmetics & Personal Care – 1.7%
The Procter & Gamble Co.	85,000	4,002,650
Diversified Financial – 8.4%
CME Group, Inc.	32,350	7,970,717
IntercontinentalExchange, Inc. (a)	154,960	11,539,871
		19,510,588
Health Care — Products – 5.6%
Intuitive Surgical, Inc. (a)	57,600	5,492,736
Mindray Medical International Ltd. ADR (Cayman Islands)	102,100	1,889,871
Stryker Corp.	72,000	2,450,880
Varian Medical Systems, Inc. (a)	106,500	3,241,860
		13,075,347
Health Care — Services – 1.6%
UnitedHealth Group, Inc.	180,000	3,767,400
Internet – 11.0%
Amazon.com, Inc. (a)	110,200	8,093,088
Google, Inc. Class A (a)	39,750	13,835,385
VeriSign, Inc. (a)	200,000	3,774,000
		25,702,473
Lodging – 0.8%
Las Vegas Sands Corp. (a)	578,961	1,742,673
Oil & Gas – 1.3%
EOG Resources, Inc.	55,000	3,011,800
Oil & Gas Services – 7.3%
FMC Technologies, Inc. (a)	120,050	3,765,969
National Oilwell Varco, Inc. (a)	271,478	7,794,133
Schlumberger Ltd.	135,100	5,487,762
		17,047,864
Pharmaceuticals – 9.2%
Allergan, Inc.	248,500	11,868,360
Gilead Sciences, Inc. (a)	62,000	2,871,840
Medco Health Solutions, Inc. (a)	100,000	4,134,000
Novo Nordisk A/S Sponsored ADR (Denmark)	50,500	2,422,990
		21,297,190
Retail – 5.4%
Staples, Inc.	220,000	3,984,200
Starbucks Corp. (a)	428,950	4,765,634
Walgreen Co.	150,000	3,894,000
		12,643,834
Semiconductors – 1.7%
Broadcom Corp. Class A (a)	201,800	4,031,964
Software – 3.5%
Intuit, Inc. (a)	170,000	4,590,000
Salesforce.com, Inc. (a)	108,450	3,549,568
		8,139,568
Telecommunications – 7.2%
America Movil SAB de C.V. Sponsored ADR (Mexico)	115,250	3,120,970
Crown Castle International Corp. (a)	180,000	3,673,800
Qualcomm, Inc.	256,800	9,992,088
		16,786,858
Transportation – 3.3%
Expeditors International of Washington, Inc.	120,000	3,394,800
United Parcel Service, Inc. Class B	85,000	4,183,700
		7,578,500
TOTAL COMMON STOCK (Cost $298,412,413)		222,154,289
TOTAL EQUITIES (Cost $298,412,413)		222,154,289
WARRANTS – 0.0%
Food – 0.0%
Krispy Kreme Doughnuts, Inc., Expires 3/02/12, Strike 12.21 (a)	5,665	57
TOTAL WARRANTS (Cost $0)		57
TOTAL LONG-TERM INVESTMENTS (Cost $298,412,413)		222,154,346
	Principal Amount
SHORT-TERM INVESTMENTS – 5.1%
Repurchase Agreement – 5.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$11,940,310	11,940,310
TOTAL SHORT-TERM INVESTMENTS (Cost $11,940,310)		11,940,310

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 100.6% (Cost $310,352,723) (c)	$234,094,656
Other Assets/ (Liabilities) – (0.6)%	(1,332,158)
NET ASSETS – 100.0%	$232,762,498

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $11,940,326. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $12,180,126.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.5%
COMMON STOCK – 95.5%
Airlines – 0.2%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	2,937	$67,874
Auto Manufacturers – 0.9%
Paccar, Inc.	10,309	265,560
Beverages – 0.3%
Hansen Natural Corp. (a)	2,271	81,756
Biotechnology – 8.3%
Amgen, Inc. (a)	12,204	604,342
Biogen Idec, Inc. (a)	8,189	429,267
Celgene Corp. (a)	11,541	512,421
Genzyme Corp. (a)	8,621	512,001
Illumina, Inc. (a)	3,016	112,316
Life Technologies Corp. (a)	4,432	143,951
Vertex Pharmaceuticals, Inc. (a)	4,564	131,124
		2,445,422
Chemicals – 0.4%
Sigma-Aldrich Corp.	2,983	112,728
Commercial Services – 3.2%
Apollo Group, Inc. Class A (a)	4,089	320,291
Automatic Data Processing, Inc.	9,065	318,725
Paychex, Inc.	8,644	221,892
Pharmaceutical Product Development, Inc.	2,896	68,693
		929,601
Computers – 15.5%
Apple, Inc. (a)	31,458	3,306,865
Cognizant Technology Solutions Corp. Class A (a)	7,168	149,023
Dell, Inc. (a)	18,065	171,256
Logitech International SA (a)	4,438	45,623
NetApp, Inc. (a)	8,719	129,390
Research In Motion Ltd. (a)	14,344	617,796
Seagate Technology	12,297	73,905
Sun Microsystems, Inc. (a)	8,114	59,394
		4,553,252
Distribution & Wholesale – 0.4%
Fastenal Co.	3,586	115,308
Electronics – 0.8%
Flextronics International Ltd. (a)	22,178	64,094
FLIR Systems, Inc. (a)	3,769	77,189
Garmin Ltd.	4,745	100,642
		241,925
Energy — Alternate Sources – 0.8%
First Solar, Inc. (a)	1,811	240,320
Engineering & Construction – 0.2%
Foster Wheeler AG (a)	3,329	58,158
Environmental Controls – 0.4%
Stericycle, Inc. (a)	2,271	108,395
Health Care — Products – 0.9%
Henry Schein, Inc. (a)	2,250	90,023
Hologic, Inc. (a)	6,805	89,077
Intuitive Surgical, Inc. (a)	987	94,120
		273,220
Internet – 11.0%
Akamai Technologies, Inc. (a)	4,093	79,404
Amazon.com, Inc. (a)	7,208	529,356
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	667	117,792
Check Point Software Technologies Ltd. (a)	5,269	117,025
eBay, Inc. (a)	24,246	304,530
Expedia, Inc. (a)	7,127	64,713
Google, Inc. Class A (a)	3,702	1,288,518
IAC/InterActiveCorp (a)	3,679	56,031
Liberty Media Holding Corp. Interactive Class A (a)	13,856	40,182
Symantec Corp. (a)	21,764	325,154
VeriSign, Inc. (a)	4,621	87,198
Yahoo!, Inc. (a)	16,987	217,604
		3,227,507
Iron & Steel – 0.1%
Steel Dynamics, Inc.	4,732	41,689
Lodging – 0.2%
Wynn Resorts Ltd. (a)	3,397	67,838
Machinery — Construction & Mining – 0.2%
Joy Global, Inc.	2,533	53,953
Media – 4.3%
Comcast Corp. Class A	36,572	498,842
The DIRECTV Group, Inc. (a)	18,776	427,905
DISH Network Corp. Class A (a)	5,439	60,427
Liberty Global, Inc. Class A (a)	3,644	53,057
News Corp. Class A	35,833	237,214
		1,277,445
Pharmaceuticals – 8.4%
Cephalon, Inc. (a)	1,701	115,838
DENTSPLY International, Inc.	3,612	96,982
Express Scripts, Inc. (a)	5,602	258,644
Gilead Sciences, Inc. (a)	22,711	1,051,974
Patterson Cos., Inc. (a)	2,969	55,995
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	18,135	816,982
Warner Chilcott Ltd. Class A (a)	6,311	66,392
		2,462,807
Retail – 4.9%
Bed Bath & Beyond, Inc. (a)	8,820	218,295
Costco Wholesale Corp.	5,787	268,054
O'Reilly Automotive, Inc. (a)	3,387	118,579
Ross Stores, Inc.	3,325	119,301
Sears Holdings Corp. (a)	3,238	148,009
Staples, Inc.	12,102	219,167
Starbucks Corp. (a)	25,889	287,627
Urban Outfitters, Inc. (a)	4,191	68,606
		1,447,638
Semiconductors – 7.8%
Altera Corp.	10,470	183,749
Applied Materials, Inc.	17,522	188,362

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom Corp. Class A (a)	9,860	$197,003
Intel Corp.	49,350	742,717
KLA-Tencor Corp.	5,226	104,520
Lam Research Corp. (a)	3,259	74,207
Linear Technology Corp.	7,485	172,005
Marvell Technology Group Ltd. (a)	14,845	135,980
Maxim Integrated Products, Inc.	7,612	100,555
Microchip Technology, Inc.	3,819	80,925
Nvidia Corp. (a)	13,318	131,315
Xilinx, Inc.	9,176	175,812
		2,287,150
Software – 13.9%
Activision Blizzard, Inc. (a)	29,595	309,564
Adobe Systems, Inc. (a)	13,024	278,583
Autodesk, Inc. (a)	5,955	100,104
CA, Inc.	12,640	222,590
Citrix Systems, Inc. (a)	5,451	123,411
Electronic Arts, Inc. (a)	8,228	149,667
Fiserv, Inc. (a)	4,953	180,586
Infosys Technologies Ltd. Sponsored ADR (India)	2,841	75,656
Intuit, Inc. (a)	10,259	276,993
Microsoft Corp.	77,483	1,423,363
Oracle Corp. (a)	53,285	962,860
		4,103,377
Telecommunications – 10.6%
Cisco Systems, Inc. (a)	52,827	885,909
Juniper Networks, Inc. (a)	8,763	131,970
Millicom International Cellular SA	2,646	98,008
NII Holdings, Inc. (a)	4,069	61,035
Qualcomm, Inc.	50,380	1,960,286
		3,137,208
Textiles – 0.4%
Cintas Corp.	4,629	114,429
Transportation – 1.4%
C.H. Robinson Worldwide, Inc.	4,267	194,618
Expeditors International of Washington, Inc.	5,259	148,777
J.B. Hunt Transport Services, Inc.	3,181	76,694
		420,089
TOTAL COMMON STOCK (Cost $36,031,500)		28,134,649
TOTAL EQUITIES (Cost $36,031,500)		28,134,649
TOTAL LONG-TERM INVESTMENTS (Cost $36,031,500)		28,134,649
	Principal Amount
SHORT-TERM INVESTMENTS – 4.6%
Repurchase Agreement – 4.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$1,188,190	1,188,190
U.S. Treasury Bills – 0.6%
U.S. Treasury Bill, 0.100%, due 5/14/09 (c)	170,000	169,980
U.S. Treasury Bill, 0.315%, due 5/14/09 (c)	15,000	14,994
		184,974
TOTAL SHORT-TERM INVESTMENTS (Cost $1,373,164)		1,373,164
TOTAL INVESTMENTS – 100.1% (Cost $37,404,664) (d)		29,507,813
Other Assets/ (Liabilities) – (0.1)%		(30,675)
NET ASSETS – 100.0%		$29,477,138

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,188,192. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $1,214,514.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.6%
COMMON STOCK – 94.6%
Banks – 7.8%
Bank of America Corp.	1,089,250	$7,428,685
The Bank of New York Mellon Corp.	705,500	19,930,375
		27,359,060
Beverages – 5.3%
Dr. Pepper Snapple Group, Inc. (a)	1,100,000	18,601,000
Commercial Services – 6.1%
Robert Half International, Inc.	1,200,000	21,396,000
Computers – 5.5%
Hewlett-Packard Co.	600,000	19,236,000
Diversified Financial – 14.2%
Discover Financial Services	2,480,000	15,648,800
Franklin Resources, Inc.	300,000	16,161,000
Morgan Stanley	800,000	18,216,000
		50,025,800
Electronics – 3.1%
Waters Corp. (a)	291,800	10,782,010
Leisure Time – 6.1%
Carnival Corp.	1,000,000	21,600,000
Lodging – 5.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,400,000	17,780,000
Media – 3.5%
Discovery Communications, Inc., Series C (a)	851,300	12,471,545
Oil & Gas – 2.1%
Apache Corp.	117,200	7,511,348
Oil & Gas Services – 4.0%
National Oilwell Varco, Inc. (a)	484,770	13,917,747
Retail – 16.4%
Best Buy Co., Inc.	470,000	17,841,200
Carmax, Inc. (a)	1,298,300	16,150,852
Tiffany & Co.	843,964	18,195,864
Yum! Brands, Inc.	200,000	5,496,000
		57,683,916
Semiconductors – 13.7%
Intel Corp.	2,100,000	31,605,000
National Semiconductor Corp.	1,600,000	16,432,000
		48,037,000
Transportation – 1.7%
Union Pacific Corp.	150,000	6,166,500
TOTAL COMMON STOCK (Cost $497,278,714)		332,567,926
TOTAL EQUITIES (Cost $497,278,714)		332,567,926
TOTAL LONG-TERM INVESTMENTS (Cost $497,278,714)		332,567,926
	Principal Amount
SHORT-TERM INVESTMENTS – 4.8%
Repurchase Agreement – 4.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$16,887,357	16,887,357
TOTAL SHORT-TERM INVESTMENTS (Cost $16,887,357)		16,887,357
TOTAL INVESTMENTS – 99.4% (Cost $514,166,071) (c)		349,455,283
Other Assets/ (Liabilities) – 0.6%		2,012,455
NET ASSETS – 100.0%		$351,467,738

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $16,887,380. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $17,228,106.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.7%
COMMON STOCK – 94.7%
Advertising – 2.1%
Harte-Hanks, Inc.	336,135	$1,798,322
Automotive & Parts – 2.0%
Autoliv, Inc.	91,640	1,701,755
Banks – 2.4%
City National Corp.	60,906	2,056,796
Chemicals – 7.2%
International Flavors & Fragrances, Inc.	122,243	3,723,522
The Valspar Corp.	126,260	2,521,412
		6,244,934
Commercial Services – 6.0%
Corinthian Colleges, Inc. (a)	195,600	3,804,420
Manpower, Inc.	43,000	1,355,790
		5,160,210
Computers – 2.5%
Diebold, Inc.	103,385	2,207,270
Cosmetics & Personal Care – 2.0%
Avon Products, Inc.	90,900	1,748,007
Electrical Components & Equipment – 4.7%
Hubbell, Inc. Class B	51,858	1,398,092
Molex, Inc.	196,900	2,705,406
		4,103,498
Electronics – 3.7%
Cymer, Inc. (a)	87,150	1,939,959
Flextronics International Ltd. (a)	433,100	1,251,659
		3,191,618
Entertainment – 2.4%
International Speedway Corp. Class A	95,851	2,114,473
Foods – 5.8%
Hain Celestial Group, Inc. (a)	173,100	2,464,944
Sanderson Farms, Inc.	67,500	2,534,625
		4,999,569
Health Care — Products – 2.1%
Boston Scientific Corp. (a)	227,800	1,811,010
Health Care — Services – 5.6%
Mednax, Inc. (a)	42,300	1,246,581
Quest Diagnostics, Inc.	75,078	3,564,703
		4,811,284
Home Builders – 2.4%
NVR, Inc. (a)	4,819	2,061,327
Household Products – 3.2%
The Scotts Miracle-Gro Co. Class A	79,330	2,752,751
Insurance – 15.3%
Arthur J. Gallagher & Co.	147,010	2,499,170
Axis Capital Holdings Ltd.	54,900	1,237,446
Old Republic International Corp.	58,910	637,406
RenaissanceRe Holdings Ltd.	47,340	2,340,490
Stewart Information Services Corp.	94,072	1,834,404
White Mountains Insurance Group Ltd.	11,057	1,900,809
Willis Group Holdings Ltd.	127,582	2,806,804
		13,256,529
Machinery — Diversified – 5.8%
Albany International Corp. Class A	107,067	968,956
Briggs & Stratton Corp.	247,850	4,089,525
		5,058,481
Manufacturing – 3.5%
Carlisle Cos., Inc.	65,600	1,287,728
Dover Corp.	66,144	1,744,879
		3,032,607
Office Furnishings – 1.9%
Steelcase, Inc. Class A	324,402	1,625,254
Packaging & Containers – 2.7%
Bemis Co., Inc.	113,150	2,372,756
Real Estate Investment Trusts (REITS) – 0.6%
CapitalSource, Inc.	451,900	551,318
Retail – 4.1%
Family Dollar Stores, Inc.	106,800	3,563,916
Semiconductors – 1.6%
Novellus Systems, Inc. (a)	85,400	1,420,202
Software – 3.0%
IMS Health, Inc.	207,528	2,587,874
Textiles – 2.1%
G&K Services, Inc. Class A	94,495	1,786,900
TOTAL COMMON STOCK (Cost $126,516,258)		82,018,661
TOTAL EQUITIES (Cost $126,516,258)		82,018,661
TOTAL LONG-TERM INVESTMENTS (Cost $126,516,258)		82,018,661
	Principal Amount
SHORT-TERM INVESTMENTS – 4.6%
Repurchase Agreement – 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$3,996,539	3,996,539
TOTAL SHORT-TERM INVESTMENTS (Cost $3,996,539)		3,996,539
TOTAL INVESTMENTS – 99.3% (Cost $130,512,797) (c)		86,015,200
Other Assets/ (Liabilities) – 0.7%		600,452
NET ASSETS – 100.0%		$86,615,652

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $3,996,544. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 8/06/09, and an aggregate market value, including accrued interest, of $4,081,324.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.1%
COMMON STOCK – 96.1%
Advertising – 0.1%
Harte-Hanks, Inc.	11,400	$60,990
Aerospace & Defense – 0.1%
Argon ST, Inc. (a)	400	7,588
Ducommun, Inc.	5,300	77,062
		84,650
Agriculture – 0.1%
Universal Corp.	3,200	95,744
Airlines – 1.2%
Alaska Air Group, Inc. (a)	11,700	205,569
Hawaiian Holdings, Inc. (a)	20,400	76,092
JetBlue Airways Corp. (a)	17,700	64,605
Republic Airways Holdings, Inc. (a)	10,500	68,040
SkyWest, Inc.	29,400	365,736
UAL Corp. (a)	13,100	58,688
		838,730
Apparel – 0.9%
Carter's, Inc. (a)	15,700	295,317
Iconix Brand Group, Inc. (a)	3,900	34,515
K-Swiss, Inc. Class A	4,300	36,722
Maidenform Brands, Inc. (a)	5,500	50,380
Steven Madden Ltd. (a)	200	3,756
Timberland Co. Class A (a)	21,400	255,516
		676,206
Auto Manufacturers – 0.1%
Force Protection, Inc. (a)	8,400	40,320
Wabash National Corp.	13,600	16,728
		57,048
Automotive & Parts – 0.3%
ArvinMeritor, Inc.	15,600	12,324
ATC Technology Corp. (a)	17,400	194,880
Commercial Vehicle Group, Inc. (a)	7,300	4,015
Dana Holding Corp. (a)	52,900	24,334
Fuel Systems Solutions, Inc. (a)	100	1,348
Hayes Lemmerz International, Inc. (a)	15,400	2,849
Lear Corp. (a)	7,800	5,850
Tenneco, Inc. (a)	1,500	2,445
		248,045
Banks – 11.3%
1st Source Corp.	100	1,805
Ames National Corp.	800	13,672
Arrow Financial Corp.	8,300	196,627
BancFirst Corp.	200	7,280
Banco Latinoamericano de Exportaciones SA Class E	16,500	154,605
Bank of the Ozarks, Inc.	3,000	69,240
Boston Private Financial Holdings, Inc.	19,900	69,849
Bryn Mawr Bank Corp.	4,100	69,085
Camden National Corp.	4,800	109,680
Cathay General Bancorp	5,800	60,494
Centennial Bank Holdings, Inc. (a)	7,500	13,125
Central Pacific Financial Corp.	2,600	14,560
Chemical Financial Corp.	7,900	164,399
Citizens & Northern Corp.	9,500	175,655
City Holding Co.	8,100	221,049
Community Bank System, Inc.	600	10,050
CVB Financial Corp.	23,270	154,280
East West Bancorp, Inc.	17,200	78,604
F.N.B. Corp.	9,300	71,331
Farmers Capital Bank Corp.	7,000	109,690
First Bancorp	33,100	141,006
First Bancorp	300	3,591
First Bancorp, Inc.	4,900	77,714
First Busey Corp. Class A	6,200	48,112
First Commonwealth Financial Corp.	11,700	103,779
First Community Bancshares, Inc.	200	2,334
First Financial Bancorp	22,000	209,660
First Financial Bankshares, Inc.	800	38,536
First Merchants Corp.	6,300	67,977
FirstMerit Corp.	9,600	174,720
Glacier Bancorp, Inc.	6,300	98,973
Hancock Holding Co.	6,000	187,680
Hanmi Financial Corp.	42,400	55,120
Harleysville National Corp.	1,800	10,908
IBERIABANK Corp.	700	32,158
International Bancshares Corp.	14,600	113,880
Lakeland Bancorp, Inc.	22,575	181,277
Lakeland Financial Corp.	5,100	97,869
MainSource Financial Group, Inc.	9,030	72,601
MB Financial, Inc.	3,900	53,040
Nara Bancorp, Inc.	6,000	17,640
National Penn Bancshares, Inc.	8,868	73,605
NBT Bancorp, Inc.	13,200	285,648
Old National Bancorp	16,000	178,720
Pacific Capital Bancorp	19,900	134,723
PacWest Bancorp	12,800	183,424
Park National Corp.	1,200	66,900
Peapack Gladstone Financial Corp.	4,400	79,332
Peoples Bancorp, Inc.	7,300	94,754
Prosperity Bancshares, Inc.	3,900	106,665
Provident Bankshares Corp.	13,500	95,175
Renasant Corp.	12,900	162,024
Republic Bancorp, Inc. Class A	9,100	169,897
S&T Bancorp, Inc.	9,900	209,979
Santander BanCorp	15,500	122,140
SCBT Financial Corp.	3,615	75,554
Simmons First National Corp. Class A	6,400	161,216
Smithtown Bancorp, Inc.	400	4,512
The South Financial Group, Inc.	38,900	42,790
Southside Bancshares, Inc.	10,100	190,890
State Bancorp, Inc.	4,100	31,570
Sterling Bancorp	9,600	95,040
Sterling Bancshares, Inc.	28,000	183,120
Sterling Financial Corp.	8,600	17,802
Suffolk Bancorp	5,900	153,341
Sun Bancorp, Inc. (a)	10,922	56,685

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Susquehanna Bancshares, Inc.	23,100	$215,523
SY Bancorp, Inc.	4,700	114,210
TowneBank	10,100	164,933
Trico Bancshares	200	3,348
Trustco Bank Corp. NY	18,900	113,778
Trustmark Corp.	3,700	68,006
UCBH Holdings, Inc.	14,500	21,895
UMB Financial Corp.	10,700	454,643
Umpqua Holdings Corp.	4,200	38,052
Union Bankshares Corp/VA	1,600	22,160
United Bankshares, Inc.	9,300	160,332
Univest Corp. of Pennsylvania	6,300	110,250
Washington Trust Bancorp, Inc.	4,600	74,750
West Bancorporation, Inc.	3,200	23,840
Wilshire Bancorp, Inc.	12,600	65,016
		8,179,897
Biotechnology – 0.2%
Affymetrix, Inc. (a)	19,300	63,111
Maxygen, Inc. (a)	14,400	97,920
		161,031
Building Materials – 0.8%
Apogee Enterprises, Inc.	6,600	72,468
Comfort Systems USA, Inc.	34,600	358,802
Gibraltar Industries, Inc.	11,300	53,336
NCI Building Systems, Inc. (a)	8,700	19,314
Quanex Building Products Corp.	6,300	47,880
Simpson Manufacturing Co., Inc.	3,200	57,664
		609,464
Chemicals – 2.7%
A. Schulman, Inc.	14,400	195,120
Arch Chemicals, Inc.	200	3,792
Ferro Corp.	5,900	8,437
H.B. Fuller Co.	2,700	35,100
Innophos Holdings, Inc.	5,300	59,784
Minerals Technologies, Inc.	10,400	333,320
Olin Corp.	32,100	458,067
OM Group, Inc. (a)	7,700	148,764
Rockwood Holdings, Inc. (a)	17,200	136,568
Sensient Technologies Corp.	20,200	474,700
Solutia, Inc. (a)	7,500	14,025
Spartech Corp.	31,600	77,736
		1,945,413
Commercial Services – 4.7%
Aaron Rents, Inc.	19,400	517,204
Advance America Cash Advance Centers, Inc.	48,300	81,627
Albany Molecular Research, Inc. (a)	5,800	54,694
AMN Healthcare Services, Inc. (a)	8,500	43,350
CDI Corp.	3,400	33,048
Chemed Corp.	1,200	46,680
CRA International, Inc. (a)	2,300	43,424
Deluxe Corp.	4,100	39,483
Euronet Worldwide, Inc. (a)	11,300	147,578
First Advantage Corp. Class A (a)	800	11,024
Global Cash Access Holdings, Inc. (a)	38,700	147,834
H&E Equipment Services, Inc. (a)	18,900	123,795
Healthspring, Inc. (a)	22,800	190,836
Heidrick & Struggles International, Inc.	8,700	154,338
Hudson Highland Group, Inc. (a)	40,400	44,844
ICT Group, Inc. (a)	4,500	25,065
Jackson Hewitt Tax Service, Inc.	13,400	69,948
Kelly Services, Inc. Class A	15,600	125,580
Korn/Ferry International (a)	5,300	48,018
Lincoln Educational Services Corp. (a)	2,000	36,640
Maximus, Inc.	2,300	91,678
McGrath Rentcorp	8,900	140,264
Monro Muffler Brake, Inc.	600	16,398
MPS Group, Inc. (a)	7,900	47,005
On Assignment, Inc. (a)	20,400	55,284
PHH Corp. (a)	12,800	179,840
Rent-A-Center, Inc. (a)	29,700	575,289
Spherion Corp. (a)	4,600	9,568
Steiner Leisure Ltd. (a)	6,400	156,224
Stewart Enterprises, Inc. Class A	15,400	49,896
TrueBlue, Inc. (a)	3,300	27,225
Universal Technical Institute, Inc. (a)	300	3,600
Viad Corp.	4,600	64,952
		3,402,233
Computers – 1.6%
CACI International, Inc. Class A (a)	6,200	226,238
Ciber, Inc. (a)	32,800	89,544
Hutchinson Technology, Inc. (a)	6,900	17,940
Imation Corp.	18,000	137,700
Mentor Graphics Corp. (a)	5,500	24,420
MTS Systems Corp.	700	15,925
Ness Technologies, Inc. (a)	1,100	3,245
Perot Systems Corp. Class A (a)	32,100	413,448
Quantum Corp. (a)	7,700	5,159
Rackable Systems, Inc. (a)	8,200	33,292
Silicon Storage Technology, Inc. (a)	101,600	167,640
		1,134,551
Cosmetics & Personal Care – 0.0%
Inter Parfums, Inc.	3,000	17,490
Distribution & Wholesale – 0.6%
Brightpoint, Inc. (a)	1,700	7,276
Core-Mark Holding Co., Inc. (a)	4,700	85,634
Owens & Minor, Inc.	100	3,313
United Stationers, Inc. (a)	12,400	348,192
		444,415
Diversified Financial – 2.3%
Calamos Asset Management, Inc. Class A	13,100	63,011
Encore Capital Group, Inc. (a)	16,100	72,933
First Financial Northwest	23,100	192,654
Fox Chase Bancorp, Inc. (a)	16,800	158,760
Friedman Billings Ramsey Group, Inc. Class A (a)	89,500	17,900

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Knight Capital Group, Inc. Class A (a)	26,700	$393,558
LaBranche & Co., Inc. (a)	17,200	64,328
National Financial Partners Corp.	14,100	45,120
Nelnet, Inc. Class A (a)	12,700	112,268
NewStar Financial, Inc. (a)	21,800	50,576
Ocwen Financial Corp. (a)	5,200	59,436
Penson Worldwide, Inc. (a)	7,100	45,653
Portfolio Recovery Associates, Inc. (a)	1,900	50,996
Stifel Financial Corp. (a)	5,200	225,212
SWS Group, Inc.	1,300	20,189
Virtus Investment Partners, Inc. (a)	2,485	16,177
Westwood Holdings Group, Inc.	1,900	74,271
		1,663,042
Electric – 4.2%
Allete, Inc.	7,000	186,830
Avista Corp.	28,500	392,730
Central Vermont Public Service Corp.	11,100	192,030
CH Energy Group, Inc.	6,800	318,920
Cleco Corp.	7,300	158,337
El Paso Electric Co. (a)	9,400	132,446
The Empire District Electric Co.	2,200	31,768
IDACORP, Inc.	6,600	154,176
MGE Energy, Inc.	4,700	147,439
NorthWestern Corp.	10,700	229,836
PNM Resources, Inc.	17,600	145,376
Portland General Electric Co.	28,500	501,315
Unisource Energy Corp.	5,500	155,045
Westar Energy, Inc.	16,300	285,739
		3,031,987
Electrical Components & Equipment – 0.5%
Encore Wire Corp.	1,600	34,288
EnerSys (a)	3,900	47,268
Graftech International Ltd. (a)	16,800	103,488
Greatbatch, Inc. (a)	9,000	174,150
Insteel Industries, Inc.	4,600	32,016
		391,210
Electronics – 2.8%
Benchmark Electronics, Inc. (a)	42,200	472,640
Brady Corp. Class A	7,600	133,988
Coherent, Inc. (a)	19,500	336,375
CTS Corp.	7,200	25,992
Cymer, Inc. (a)	9,200	204,792
Methode Electronics, Inc.	23,100	82,698
Rogers Corp. (a)	11,600	219,008
Sanmina-SCI Corp. (a)	253,000	77,165
Stoneridge, Inc. (a)	6,000	12,660
TTM Technologies, Inc. (a)	32,800	190,240
Varian, Inc. (a)	1,900	45,106
Watts Water Technologies, Inc. Class A	10,900	213,204
		2,013,868
Energy — Alternate Sources – 0.1%
Headwaters, Inc. (a)	13,500	42,390
Engineering & Construction – 1.5%
Emcor Group, Inc. (a)	24,500	420,665
Granite Construction, Inc.	16,200	607,176
Layne Christensen Co. (a)	900	14,463
Michael Baker Corp. (a)	700	18,200
Perini Corp. (a)	4,000	49,200
		1,109,704
Entertainment – 0.3%
Churchill Downs, Inc.	2,600	78,156
Isle of Capri Casinos, Inc. (a)	9,700	51,313
Pinnacle Entertainment, Inc. (a)	1,900	13,376
Vail Resorts, Inc. (a)	4,100	83,763
		226,608
Environmental Controls – 0.2%
Waste Services, Inc. (a)	36,232	155,073
Foods – 2.3%
Cal-Maine Foods, Inc.	5,600	125,384
Chiquita Brands International, Inc. (a)	17,600	116,688
Fresh Del Monte Produce, Inc. (a)	1,500	24,630
Hain Celestial Group, Inc. (a)	1,400	19,936
Ingles Markets, Inc. Class A	400	5,972
J&J Snack Foods Corp.	7,200	249,048
Lance, Inc.	4,400	91,608
Nash Finch Co.	5,400	151,686
Ralcorp Holdings, Inc. (a)	9,100	490,308
Spartan Stores, Inc.	6,500	100,165
TreeHouse Foods, Inc. (a)	8,000	230,320
Winn-Dixie Stores, Inc. (a)	7,200	68,832
		1,674,577
Forest Products & Paper – 0.9%
Buckeye Technologies, Inc. (a)	20,700	44,091
Clearwater Paper Corp. (a)	285	2,289
Glatfelter	46,300	288,912
Potlatch Corp.	1,000	23,190
Rock-Tenn Co. Class A	7,700	208,285
Schweitzer-Mauduit International, Inc.	4,500	83,070
		649,837
Gas – 2.5%
Chesapeake Utilities Corp.	3,200	97,536
The Laclede Group, Inc.	200	7,796
New Jersey Resources Corp.	13,000	441,740
Nicor, Inc.	1,122	37,284
Piedmont Natural Gas Co., Inc.	5,700	147,573
South Jersey Industries, Inc.	10,100	353,500
Southwest Gas Corp.	21,800	459,326
WGL Holdings, Inc.	7,100	232,880
		1,777,635
Hand & Machine Tools – 0.6%
Baldor Electric Co.	7,100	102,879
Regal-Beloit Corp.	9,900	303,336
		406,215
Health Care — Products – 0.6%
CONMED Corp. (a)	5,100	73,491
ev3, Inc. (a)	300	2,130
Invacare Corp.	20,300	325,409
		401,030

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — Services – 2.8%
Alliance HealthCare Services, Inc. (a)	800	$5,440
AMERIGROUP Corp. (a)	12,300	338,742
AmSurg Corp. (a)	9,800	155,330
Centene Corp. (a)	20,100	362,202
Gentiva Health Services, Inc. (a)	2,300	34,960
Healthsouth Corp. (a)	5,000	44,400
Kindred Healthcare, Inc. (a)	18,400	275,080
Magellan Health Services, Inc. (a)	4,600	167,624
Medcath Corp. (a)	1,800	13,086
Molina Healthcare, Inc. (a)	10,900	207,318
Nighthawk Radiology Holdings, Inc. (a)	15,800	42,660
RehabCare Group, Inc. (a)	14,600	254,624
Skilled Healthcare Group, Inc. Class A (a)	12,100	99,341
		2,000,807
Holding Company — Diversified – 0.2%
Compass Diversified Holdings	18,697	166,777
Home Builders – 0.5%
Meritage Home Corp. (a)	18,100	206,702
Palm Harbor Homes, Inc. (a)	5,500	12,265
The Ryland Group, Inc.	9,100	151,606
		370,573
Home Furnishing – 0.3%
American Woodmark Corp.	2,800	49,168
Hooker Furniture Corp.	7,000	59,080
Tempur-Pedic International, Inc.	19,400	141,620
		249,868
Household Products – 0.6%
Blyth, Inc.	950	24,823
Central Garden & Pet Co. Class A (a)	17,900	134,608
Prestige Brands Holdings, Inc. (a)	31,500	163,170
The Standard Register Co.	19,000	87,020
		409,621
Housewares – 0.4%
Libbey, Inc.	33,800	31,096
National Presto Industries, Inc.	4,100	250,141
		281,237
Insurance – 8.1%
American Equity Investment Life Holding Co.	30,200	125,632
American Physicians Capital, Inc.	3,200	130,944
Amerisafe, Inc. (a)	4,700	72,004
Amtrust Financial Services, Inc.	18,500	176,675
Argo Group International Holdings Ltd. (a)	8,594	258,937
Aspen Insurance Holdings Ltd.	26,000	583,960
CNA Surety Corp. (a)	12,800	236,032
Delphi Financial Group, Inc. Class A	8,300	111,718
Employers Holdings, Inc.	20,000	190,800
FBL Financial Group, Inc. Class A	5,800	24,070
Flagstone Reinsurance Holdings Ltd.	18,300	142,557
FPIC Insurance Group, Inc. (a)	1,100	40,733
Hallmark Financial Services, Inc. (a)	8,200	56,826
Harleysville Group, Inc.	200	6,362
Horace Mann Educators Corp.	9,400	78,678
Infinity Property & Casualty Corp.	5,400	183,222
IPC Holdings Ltd.	16,900	456,976
Maiden Holdings Ltd.	19,800	88,506
Max Capital Group Ltd.	17,400	299,976
Montpelier Re Holdings Ltd.	30,800	399,168
Navigators Group, Inc. (a)	700	33,026
Odyssey Re Holdings Corp.	2,100	79,653
The Phoenix Companies, Inc.	39,500	46,215
Platinum Underwriters Holdings Ltd.	16,400	465,104
The PMI Group, Inc.	3,900	2,418
ProAssurance Corp. (a)	10,400	484,848
Radian Group, Inc.	38,500	70,070
RLI Corp.	1,500	75,300
Safety Insurance Group, Inc.	8,300	257,964
SeaBright Insurance Holdings, Inc. (a)	13,200	138,072
Selective Insurance Group	4,100	49,856
Universal American Corp. (a)	16,500	139,755
Validus Holdings Ltd.	12,100	286,528
Zenith National Insurance Corp.	3,300	79,563
		5,872,148
Internet – 1.5%
Avocent Corp. (a)	18,300	222,162
InfoSpace, Inc. (a)	14,500	75,400
Internap Network Services Corp. (a)	12,200	32,818
PC-Tel, Inc.	17,900	76,970
S1 Corp. (a)	17,800	91,670
TIBCO Software, Inc. (a)	78,200	459,034
United Online, Inc.	35,700	159,222
		1,117,276
Investment Companies – 0.6%
Apollo Investment Corp.	40,327	140,338
BlackRock Kelso Capital Corp.	6,170	25,853
Fifth Street Finance Corp.	10,000	77,400
Hercules Technology Growth Capital, Inc.	26,083	130,415
Kohlberg Capital Corp.	7,505	22,965
MCG Capital Corp.	14,500	18,560
PennantPark Investment Corp.	11,732	43,995
		459,526
Iron & Steel – 0.1%
Universal Stainless & Alloy (a)	5,100	49,317
Leisure Time – 0.1%
Brunswick Corp.	7,200	24,840
Callaway Golf Co.	11,000	78,980
		103,820
Lodging – 0.4%
Ameristar Casinos, Inc.	5,700	71,706
Gaylord Entertainment Co. (a)	15,900	132,447

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marcus Corp.	11,700	$99,450
		303,603
Machinery — Diversified – 0.6%
Applied Industrial Technologies, Inc.	2,600	43,862
Cascade Corp.	6,100	107,543
Columbus McKinnon Corp. (a)	300	2,616
Kadant, Inc. (a)	8,300	95,616
NACCO Industries, Inc. Class A	1,700	46,206
Robbins & Myers, Inc.	1,700	25,789
Sauer-Danfoss, Inc.	19,700	48,068
Tecumseh Products Co. Class A (a)	6,200	28,024
Twin Disc, Inc.	3,800	26,296
Wabtec Corp.	1,700	44,846
		468,866
Manufacturing – 2.2%
A.O. Smith Corp.	9,700	244,246
Actuant Corp. Class A	800	8,264
Ameron International Corp.	700	36,862
Ceradyne, Inc. (a)	10,800	195,804
EnPro Industries, Inc. (a)	14,200	242,820
Federal Signal Corp.	21,500	113,305
Griffon Corp. (a)	16,800	126,000
LSB Industries, Inc. (a)	4,100	40,549
Lydall, Inc. (a)	28,500	84,645
Standex International Corp.	9,800	90,160
Tredegar Corp.	23,400	382,122
Trimas Corp. (a)	6,400	11,200
		1,575,977
Media – 0.6%
Belo Corp. Class A	12,800	7,808
Courier Corp.	6,700	101,639
Crown Media Holdings, Inc. Class A (a)	8,500	17,340
DG FastChannel, Inc. (a)	4,500	84,465
Entercom Communications Corp.	9,100	10,010
Journal Communications, Inc. Class A	13,800	10,350
Lin TV Corp. Class A (a)	5,700	6,384
Mediacom Communications Corp. (a)	44,000	177,320
Rhi Entertainment, Inc. (a)	4,400	6,688
		422,004
Metal Fabricate & Hardware – 0.7%
Circor International, Inc.	2,600	58,552
Mueller Industries, Inc.	8,800	190,872
NN, Inc.	35,100	44,226
Worthington Industries, Inc.	24,800	216,008
		509,658
Mining – 0.6%
Allied Nevada Gold Corp. (a)	1,200	7,020
Compass Minerals International, Inc.	400	22,548
Hecla Mining Co. (a)	44,200	88,400
Horsehead Holding Corp. (a)	16,300	89,650
Royal Gold, Inc.	3,300	154,308
RTI International Metals, Inc. (a)	2,400	28,080
Stillwater Mining Co. (a)	18,000	66,600
		456,606
Office Furnishings – 0.5%
Herman Miller, Inc.	19,900	212,134
HNI Corp.	3,800	39,520
Knoll, Inc.	14,900	91,337
		342,991
Oil & Gas – 0.8%
Bill Barrett Corp. (a)	13,700	304,688
Brigham Exploration Co. (a)	13,700	26,030
Callon Petroleum Co. (a)	23,300	25,397
Meridian Resource Corp. (a)	79,500	16,695
Pioneer Drilling Co. (a)	43,000	141,040
TXCO Resources, Inc. (a)	15,700	6,468
VAALCO Energy, Inc. (a)	17,500	92,575
		612,893
Oil & Gas Services – 0.3%
Cal Dive International, Inc. (a)	10,200	69,054
Hornbeck Offshore Services, Inc. (a)	1,000	15,240
Lufkin Industries, Inc.	1,100	41,668
Newpark Resources, Inc. (a)	20,300	51,359
Superior Well Services, Inc. (a)	4,100	21,033
Union Drilling, Inc. (a)	7,500	28,500
		226,854
Packaging & Containers – 0.2%
Bway Holding Co. (a)	14,300	112,827
Pharmaceuticals – 0.4%
Emergent Biosolutions, Inc. (a)	4,100	55,391
Omega Protein Corp. (a)	6,000	15,840
PharMerica Corp. (a)	300	4,992
Valeant Pharmaceuticals International (a)	4,500	80,055
Viropharma, Inc. (a)	20,900	109,725
		266,003
Real Estate Investment Trusts (REITS) – 8.7%
Alexander's, Inc.	100	17,038
American Campus Communities, Inc.	2,000	34,720
Anthracite Capital, Inc.	35,600	12,104
Anworth Mortgage Asset Corp.	47,000	288,110
Ashford Hospitality Trust	43,500	66,990
Associated Estates Realty Corp.	19,000	107,920
BioMed Realty Trust, Inc.	5,900	39,943
CapLease, Inc.	40,200	79,194
Capstead Mortgage Corp.	13,300	142,842
Cedar Shopping Centers, Inc.	30,700	53,418
Cogdell Spencer, Inc.	10,400	53,040
Colonial Properties Trust	2,600	9,906
Corporate Office Properties Trust	4,400	109,252
Cousins Properties, Inc.	4,600	29,624
DiamondRock Hospitality Co.	7,700	30,877
DuPont Fabros Technology, Inc.	11,900	81,872
Education Realty Trust, Inc.	31,600	110,284

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment Properties Trust	11,700	$184,392
Extra Space Storage, Inc.	13,500	74,385
FelCor Lodging Trust, Inc.	24,700	33,592
First Potomac Realty Trust	23,900	175,665
Franklin Street Properties Corp.	3,100	38,130
Getty Realty Corp.	11,500	211,025
Glimcher Realty Trust	12,600	17,640
Gramercy Capital Corp.	17,500	16,975
Hatteras Financial Corp.	3,300	82,467
Healthcare Realty Trust, Inc.	22,500	337,275
Hersha Hospitality Trust	17,300	32,870
Highwoods Properties, Inc.	20,100	430,542
Home Properties, Inc.	6,200	190,030
Inland Real Estate Corp.	18,300	129,747
Lexington Realty Trust	46,100	109,718
Maguire Properties, Inc. (a)	12,100	8,712
Medical Properties Trust, Inc.	28,900	105,485
MFA Financial, Inc.	63,100	371,028
Mid-America Apartment Communities, Inc.	6,900	212,727
National Health Investors, Inc.	11,200	300,944
National Retail Properties, Inc.	15,400	243,936
Omega Healthcare Investors, Inc.	6,500	91,520
One Liberty Properties, Inc.	1,400	4,928
Parkway Properties, Inc.	12,900	132,870
PS Business Parks, Inc.	5,700	210,045
RAIT Financial Trust	20,000	24,400
Realty Income Corp.	28,800	542,016
Redwood Trust, Inc.	5,400	82,890
Resource Capital Corp.	8,000	24,320
Senior Housing Properties Trust	26,200	367,324
Strategic Hotels & Resorts, Inc.	40,700	28,083
Sunstone Hotel Investors, Inc.	42,790	112,538
U-Store-It Trust	44,900	90,698
		6,286,051
Retail – 7.1%
Blockbuster, Inc. Class A (a)	50,300	36,216
Bob Evans Farms, Inc.	12,200	273,524
Borders Group, Inc. (a)	8,700	5,481
Brown Shoe Co., Inc.	8,025	30,094
Build-A-Bear Workshop, Inc. (a)	3,900	23,673
California Pizza Kitchen, Inc. (a)	30,200	395,016
Casey's General Stores, Inc.	27,400	730,484
Cash America International, Inc.	9,000	140,940
Cato Corp. Class A	5,900	107,852
CEC Entertainment, Inc. (a)	7,100	183,748
Charming Shoppes, Inc. (a)	12,700	17,780
Chico's FAS, Inc. (a)	20,300	109,011
Children's Place (a)	10,800	236,412
Collective Brands, Inc. (a)	22,600	220,124
Dress Barn, Inc. (a)	8,500	104,465
The Finish Line, Inc. Class A	5,100	33,762
First Cash Financial Services, Inc. (a)	1,200	17,904
Genesco, Inc. (a)	12,100	227,843
The Gymboree Corp. (a)	2,400	51,240
Hot Topic, Inc. (a)	29,300	327,867
Insight Enterprises, Inc. (a)	12,300	37,638
Jo-Ann Stores, Inc. (a)	11,900	194,446
Jos. A. Bank Clothiers, Inc. (a)	100	2,781
Men's Wearhouse, Inc.	12,300	186,222
New York & Co., Inc. (a)	41,900	148,745
O' Charley's, Inc.	13,600	40,936
P.F. Chang's China Bistro, Inc. (a)	5,800	132,704
The Pantry, Inc. (a)	13,300	234,213
Red Robin Gourmet Burgers, Inc. (a)	8,600	151,618
Regis Corp.	7,500	108,375
Retail Ventures, Inc. (a)	35,300	53,656
Shoe Carnival, Inc. (a)	8,500	87,975
Tractor Supply Co. (a)	3,800	137,028
World Fuel Services Corp.	10,600	335,278
		5,125,051
Savings & Loans – 2.4%
BankFinancial Corp.	12,900	128,613
Beneficial Mutual Bancorp, Inc. (a)	3,800	37,430
Berkshire Hills Bancorp, Inc.	6,000	137,520
Brooklyn Federal Bancorp, Inc.	1,100	12,133
Clifton Savings Bancorp, Inc.	8,100	81,000
Dime Community Bancshares	16,900	158,522
First Financial Holdings, Inc.	5,100	39,015
First Niagara Financial Group, Inc.	16,000	174,400
First Place Financial Corp.	5,200	17,472
Flushing Financial Corp.	6,600	39,732
Kearny Financial Corp.	16,900	177,112
NASB Financial, Inc.	1,300	32,383
NewAlliance Bancshares, Inc.	12,600	147,924
Northfield Bancorp, Inc.	8,200	89,626
OceanFirst Financial Corp.	13,400	136,948
Provident Financial Services, Inc.	26,900	290,789
Rockville Financial, Inc.	1,200	10,920
United Community Financial Corp.	12,130	14,677
Westfield Financial, Inc.	1,100	9,680
		1,735,896
Semiconductors – 1.6%
Actel Corp. (a)	11,500	116,380
Applied Micro Circuits Corp. (a)	74,500	362,070
Brooks Automation, Inc. (a)	1,900	8,759
Cirrus Logic, Inc. (a)	3,200	12,032
DSP Group, Inc. (a)	8,600	37,152
Entegris, Inc. (a)	39,800	34,228
IXYS Corp.	4,300	34,658
MKS Instruments, Inc. (a)	13,600	199,512
PMC-Sierra, Inc. (a)	8,000	51,040
Skyworks Solutions, Inc. (a)	29,300	236,158
TriQuint Semiconductor, Inc. (a)	37,700	93,119
		1,185,108

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software – 2.3%
Acxiom Corp.	49,600	$367,040
Avid Technology, Inc. (a)	200	1,828
CSG Systems International, Inc. (a)	18,100	258,468
Digi International, Inc. (a)	4,300	32,981
Fair Isaac Corp.	17,300	243,411
JDA Software Group, Inc. (a)	10,300	118,965
Progress Software Corp. (a)	100	1,736
Quest Software, Inc. (a)	1,700	21,556
Seachange International, Inc. (a)	2,900	16,588
Sybase, Inc. (a)	14,900	451,321
SYNNEX Corp. (a)	6,900	135,723
		1,649,617
Telecommunications – 4.5%
3Com Corp. (a)	201,600	622,944
Adaptec, Inc. (a)	33,500	80,400
ADTRAN, Inc.	13,100	212,351
Anixter International, Inc. (a)	1,100	34,848
Applied Signal Technology, Inc.	4,900	99,127
Arris Group, Inc. (a)	25,500	187,935
Atlantic Tele-Network, Inc.	3,800	72,884
Black Box Corp.	7,100	167,631
Cincinnati Bell, Inc. (a)	100,300	230,690
Global Crossing Ltd. (a)	11,600	81,200
Harmonic, Inc. (a)	12,400	80,600
Harris Stratex Networks, Inc. Class A (a)	30,100	115,885
Netgear, Inc. (a)	1,800	21,690
Novatel Wireless, Inc. (a)	1,500	8,430
Polycom, Inc. (a)	7,600	116,964
Powerwave Technologies, Inc. (a)	5,800	3,445
RCN Corp. (a)	18,700	69,190
RF Micro Devices, Inc. (a)	19,500	25,935
Shenandoah Telecom Co.	5,000	114,000
Sycamore Networks, Inc. (a)	3,500	9,345
Symmetricom, Inc. (a)	16,500	57,750
Syniverse Holdings, Inc. (a)	11,300	178,088
Tekelec (a)	23,800	314,874
TW Telecom, Inc. (a)	15,400	134,750
USA Mobility, Inc.	23,500	216,435
Viasat, Inc. (a)	200	4,164
		3,261,555
Textiles – 0.4%
G&K Services, Inc. Class A	7,300	138,043
UniFirst Corp.	5,700	158,688
		296,731
Toys, Games & Hobbies – 0.3%
JAKKS Pacific, Inc. (a)	17,000	209,950
RC2 Corp. (a)	4,900	25,823
		235,773
Transportation – 1.5%
Arkansas Best Corp.	4,400	83,688
Bristow Group, Inc. (a)	1,400	30,002
Celadon Group, Inc. (a)	15,500	86,025
DHT Maritime, Inc.	1,100	4,224
Heartland Express, Inc.	3,000	44,430
Marten Transport Ltd. (a)	5,500	102,740
Pacer International, Inc.	29,300	102,550
Saia, Inc. (a)	18,900	225,855
Werner Enterprises, Inc.	19,300	291,816
YRC Worldwide, Inc. (a)	23,700	106,413
		1,077,743
Trucking & Leasing – 0.2%
AMERCO (a)	3,100	103,943
TAL International Group, Inc.	3,100	22,692
		126,635
Water – 1.1%
California Water Service Group	12,600	527,436
Pico Holdings, Inc. (a)	9,600	288,672
		816,108
TOTAL COMMON STOCK (Cost $112,552,667)		69,674,603
TOTAL EQUITIES (Cost $112,552,667)		69,674,603
TOTAL LONG-TERM INVESTMENTS (Cost $112,552,667)		69,674,603
TOTAL INVESTMENTS – 96.1% (Cost $112,552,667) (b)		69,674,603
Other Assets/ (Liabilities) – 3.9%		2,852,841
NET ASSETS – 100.0%		$72,527,444

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.6%
COMMON STOCK – 96.5%
Aerospace & Defense – 0.8%
AAR Corp. (a)	41,900	$525,426
Kaman Corp.	48,700	610,698
Kratos Defense & Security Solutions, Inc. (a)	259,300	202,254
Moog, Inc. Class A (a)	31,548	721,503
Teledyne Technologies, Inc. (a)	22,300	594,964
		2,654,845
Agriculture – 0.5%
Alliance One International, Inc. (a)	215,000	825,600
Universal Corp.	24,865	743,961
		1,569,561
Airlines – 0.8%
Alaska Air Group, Inc. (a)	68,100	1,196,517
JetBlue Airways Corp. (a)	269,195	982,562
UAL Corp. (a)	68,660	307,597
		2,486,676
Apparel – 0.2%
Skechers U.S.A., Inc. Class A (a)	106,575	710,855
Automotive & Parts – 0.0%
Accuride Corp. (a)	95,500	19,100
Tenneco, Inc. (a)	66,425	108,273
		127,373
Banks – 5.5%
City Holding Co.	41,535	1,133,490
Columbia Banking System, Inc.	87,750	561,600
East West Bancorp, Inc.	174,075	795,523
First Merchants Corp.	26,555	286,528
FirstMerit Corp.	70,300	1,279,460
Glacier Bancorp, Inc.	98,500	1,547,435
Home Bancshares, Inc.	66,700	1,331,999
IBERIABANK Corp.	38,440	1,765,934
Independent Bank Corp.	47,985	707,779
Nara Bancorp, Inc.	70,120	206,153
Pacific Capital Bancorp	39,800	269,446
Prosperity Bancshares, Inc.	28,860	789,321
Signature Bank (a)	37,200	1,050,156
The South Financial Group, Inc.	115,570	127,127
Sterling Bancshares, Inc.	155,270	1,015,466
SVB Financial Group (a)	72,500	1,450,725
Trustmark Corp.	98,238	1,805,614
UCBH Holdings, Inc.	107,110	161,736
United Bankshares, Inc.	32,200	555,128
Wintrust Financial Corp.	55,400	681,420
		17,522,040
Biotechnology – 0.6%
Celera Corp. (a)	54,320	414,462
Exelixis, Inc. (a)	114,200	525,320
Myriad Genetics, Inc. (a)	23,900	1,086,733
		2,026,515
Building Materials – 1.3%
Comfort Systems USA, Inc.	72,800	754,936
Drew Industries, Inc. (a)	89,000	772,520
Gibraltar Industries, Inc.	93,000	438,960
Interline Brands, Inc. (a)	102,480	863,906
Universal Forest Products, Inc.	47,800	1,271,958
		4,102,280
Chemicals – 2.8%
Airgas, Inc.	63,600	2,150,316
American Vanguard Corp.	91,000	1,173,900
Arch Chemicals, Inc.	66,700	1,264,632
Innospec, Inc.	143,165	539,732
Intrepid Potash, Inc. (a)	33,115	610,972
NewMarket Corp.	21,975	973,492
OM Group, Inc. (a)	30,055	580,663
Rockwood Holdings, Inc. (a)	70,300	558,182
Spartech Corp.	88,770	218,374
Symyx Technologies (a)	85,900	382,255
The Valspar Corp.	32,500	649,025
		9,101,543
Coal – 0.2%
Foundation Coal Holdings, Inc.	50,190	720,226
Commercial Services – 7.1%
Aaron Rents, Inc.	200,400	5,342,664
Chemed Corp.	13,805	537,014
Consolidated Graphics, Inc. (a)	15,810	201,103
Corinthian Colleges, Inc. (a)	86,500	1,682,425
Dollar Thrifty Automotive Group, Inc. (a)	84,000	97,440
Electro Rent Corp.	117,100	1,128,844
FTI Consulting, Inc. (a)	61,700	3,052,916
Global Payments, Inc.	40,200	1,343,082
Jackson Hewitt Tax Service, Inc.	137,700	718,794
Landauer, Inc.	24,700	1,251,796
McGrath Rentcorp	108,000	1,702,080
MPS Group, Inc. (a)	218,200	1,298,290
Navigant Consulting, Inc. (a)	124,400	1,625,908
Pharmaceutical Product Development, Inc.	57,900	1,373,388
Rent-A-Center, Inc. (a)	37,090	718,433
Service Corp. International	107,950	376,746
Startek, Inc. (a)	95,300	295,430
TNS, Inc. (a)	700	5,726
		22,752,079
Computers – 1.2%
Brocade Communications Systems, Inc. (a)	144,630	498,973
Palm, Inc. (a)	180,400	1,555,048
Perot Systems Corp. Class A (a)	77,510	998,329
SRA International, Inc. Class A (a)	47,200	693,840
Xyratex Ltd. (a)	72,300	159,060
		3,905,250
Cosmetics & Personal Care – 0.1%
Elizabeth Arden, Inc. (a)	63,450	369,914
Distribution & Wholesale – 2.4%
Beacon Roofing Supply, Inc. (a)	204,800	2,742,272

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Owens & Minor, Inc.	98,400	$3,259,992
Pool Corp.	76,200	1,021,080
Watsco, Inc.	17,303	588,821
		7,612,165
Diversified Financial – 2.4%
Eaton Vance Corp.	48,227	1,101,987
Investment Technology Group, Inc. (a)	44,790	1,143,041
Jefferies Group, Inc.	58,100	801,780
JMP Group, Inc.	69,000	331,890
Piper Jaffray Cos. (a)	26,500	683,435
Raymond James Financial, Inc.	61,603	1,213,579
Stifel Financial Corp. (a)	44,650	1,933,791
Student Loan Corp.	12,800	556,032
		7,765,535
Electric – 3.5%
Avista Corp.	79,305	1,092,823
Black Hills Corp.	62,700	1,121,703
Cleco Corp.	144,015	3,123,685
El Paso Electric Co. (a)	83,200	1,172,288
The Empire District Electric Co.	47,100	680,124
MGE Energy, Inc.	29,325	919,925
NorthWestern Corp.	30,800	661,584
Pike Electric Corp. (a)	69,975	647,269
Unisource Energy Corp.	31,565	889,817
Westar Energy, Inc.	57,745	1,012,270
		11,321,488
Electrical Components & Equipment – 1.3%
Advanced Energy Industries, Inc. (a)	105,600	795,168
Belden, Inc.	70,900	886,959
C&D Technologies, Inc. (a)	81,000	149,850
Graftech International Ltd. (a)	109,135	672,272
Hubbell, Inc. Class B	41,140	1,109,134
Littelfuse, Inc. (a)	50,200	551,698
		4,165,081
Electronics – 2.1%
Analogic Corp.	23,700	758,874
Checkpoint Systems, Inc. (a)	45,098	404,529
CTS Corp.	63,765	230,192
FLIR Systems, Inc. (a)	77,500	1,587,200
Itron, Inc. (a)	21,800	1,032,230
Methode Electronics, Inc.	41,300	147,854
Newport Corp. (a)	69,000	304,980
Technitrol, Inc.	223,920	382,903
Varian, Inc. (a)	21,055	499,846
Woodward Governor Co.	113,300	1,266,694
		6,615,302
Energy — Alternate Sources – 0.0%
Headwaters, Inc. (a)	42,135	132,304
Engineering & Construction – 2.0%
Granite Construction, Inc.	22,300	835,804
Insituform Technologies, Inc. Class A (a)	107,700	1,684,428
Sterling Construction Co., Inc. (a)	41,000	731,440
URS Corp. (a)	77,650	3,137,836
		6,389,508
Entertainment – 0.2%
Ascent Media Corp. Series A (a)	30,600	765,000
Environmental Controls – 0.8%
Republic Services, Inc.	43,720	749,798
Waste Connections, Inc. (a)	72,750	1,869,675
		2,619,473
Foods – 1.6%
Nash Finch Co.	42,200	1,185,398
Sanderson Farms, Inc.	24,345	914,155
Spartan Stores, Inc.	40,240	620,098
TreeHouse Foods, Inc. (a)	79,605	2,291,828
		5,011,479
Forest Products & Paper – 1.5%
Buckeye Technologies, Inc. (a)	81,015	172,562
Clearwater Paper Corp. (a)	31,300	251,339
Deltic Timber Corp.	40,300	1,588,223
Potlatch Corp.	95,055	2,204,325
Wausau Paper Corp.	129,000	678,540
		4,894,989
Gas – 1.8%
AGL Resources, Inc.	35,245	935,050
Atmos Energy Corp.	49,330	1,140,510
Southwest Gas Corp.	89,790	1,891,875
Vectren Corp.	39,700	837,273
WGL Holdings, Inc.	30,900	1,013,520
		5,818,228
Hand & Machine Tools – 0.3%
Franklin Electric Co., Inc.	17,800	393,914
Snap-on, Inc.	25,300	635,030
		1,028,944
Health Care — Products – 1.8%
AngioDynamics, Inc. (a)	51,300	576,612
Haemonetics Corp. (a)	13,580	747,986
ICU Medical, Inc. (a)	30,770	988,333
Invacare Corp.	53,755	861,693
PSS World Medical, Inc. (a)	40,475	580,816
West Pharmaceutical Services, Inc.	59,300	1,945,633
		5,701,073
Health Care — Services – 2.4%
Amedisys, Inc. (a)	20,700	569,043
AMERIGROUP Corp. (a)	85,880	2,365,135
Covance, Inc. (a)	23,700	844,431
Healthways, Inc. (a)	47,730	418,592
Magellan Health Services, Inc. (a)	18,010	656,284
Mednax, Inc. (a)	26,199	772,085
National Healthcare Corp.	42,700	1,714,405
Triple-S Management Corp. Class B (a)	32,000	394,240
		7,734,215
Holding Company — Diversified – 0.2%
Compass Diversified Holdings	78,300	698,436
Home Builders – 0.7%
M/I Homes, Inc.	50,200	350,898
Meritage Home Corp. (a)	110,400	1,260,768
Winnebago Industries, Inc.	116,600	619,146
		2,230,812
Home Furnishing – 0.3%
Ethan Allen Interiors, Inc.	33,005	371,636
Stanley Furniture Co., Inc.	65,400	491,808
		863,444

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products – 0.6%
CSS Industries, Inc.	49,000	$833,000
The Scotts Miracle-Gro Co. Class A	30,400	1,054,880
		1,887,880
Housewares – 0.2%
The Toro Co.	29,700	718,146
Insurance – 7.0%
Argo Group International Holdings Ltd. (a)	53,428	1,609,786
Aspen Insurance Holdings Ltd.	81,700	1,834,982
Delphi Financial Group, Inc. Class A	41,577	559,626
Employers Holdings, Inc.	42,500	405,450
The Hanover Insurance Group, Inc.	45,595	1,314,048
IPC Holdings Ltd.	51,700	1,397,968
Markel Corp. (a)	4,400	1,249,072
Max Capital Group Ltd.	91,600	1,579,184
Montpelier Re Holdings Ltd.	62,780	813,629
National Interstate Corp.	66,600	1,126,206
Navigators Group, Inc. (a)	19,415	916,000
Platinum Underwriters Holdings Ltd.	67,015	1,900,545
ProAssurance Corp. (a)	93,150	4,342,653
Protective Life Corp.	24,600	129,150
Reinsurance Group of America, Inc. Class A	33,300	1,078,587
State Auto Financial Corp.	33,400	587,840
Stewart Information Services Corp.	25,900	505,050
United Fire & Casualty Co.	31,300	687,348
Universal American Corp. (a)	46,900	397,243
		22,434,367
Internet – 2.2%
Avocent Corp. (a)	45,005	546,361
Digital River, Inc. (a)	55,500	1,655,010
EarthLink, Inc. (a)	147,590	969,666
j2 Global Communications, Inc. (a)	48,505	1,061,775
SonicWALL, Inc. (a)	136,035	606,716
United Online, Inc.	162,200	723,412
Vignette Corp. (a)	70,480	470,806
Websense, Inc. (a)	80,400	964,800
		6,998,546
Investment Companies – 0.7%
Ares Capital Corp.	171,000	827,640
Hercules Technology Growth Capital, Inc.	121,546	607,730
Kohlberg Capital Corp.	121,833	372,809
Prospect Capital Corp.	34,200	291,384
		2,099,563
Iron & Steel – 0.7%
Carpenter Technology Corp.	57,500	811,900
Cliffs Natural Resources, Inc.	69,950	1,270,292
		2,082,192
Leisure Time – 0.2%
Life Time Fitness, Inc. (a)	40,900	513,704
Lodging – 0.2%
Orient-Express Hotels Ltd.	123,300	505,530
Machinery — Construction & Mining – 0.5%
Astec Industries, Inc. (a)	32,400	849,852
Bucyrus International, Inc. Class A	48,700	739,266
		1,589,118
Machinery — Diversified – 1.3%
Cascade Corp.	33,700	594,131
IDEX Corp.	86,425	1,890,115
Nordson Corp.	62,000	1,762,660
		4,246,906
Manufacturing – 3.7%
A.O. Smith Corp.	33,420	841,516
Ameron International Corp.	29,900	1,574,534
AptarGroup, Inc.	91,300	2,843,082
Ceradyne, Inc. (a)	51,960	942,035
EnPro Industries, Inc. (a)	29,650	507,015
Harsco Corp.	35,300	782,601
Hexcel Corp. (a)	84,300	553,851
Matthews International Corp. Class A	80,800	2,327,848
Myers Industries, Inc.	226,795	1,392,521
		11,765,003
Media – 0.0%
Saga Communications, Inc. Class A (a)	22,500	84,600
Metal Fabricate & Hardware – 1.0%
Ampco-Pittsburgh Corp.	32,610	432,409
Circor International, Inc.	41,300	930,076
Sims Group Ltd. Sponsored ADR (Australia)	112,300	1,338,616
Timken Co.	46,800	653,328
		3,354,429
Mining – 2.0%
Amcol International Corp.	36,500	541,660
Compass Minerals International, Inc.	34,710	1,956,603
Franco-Nevada Corp.	42,900	926,445
Hecla Mining Co. (a)	229,920	459,840
Kaiser Aluminum Corp.	15,385	355,701
Stillwater Mining Co. (a)	144,710	535,427
USEC, Inc. (a)	310,440	1,490,112
		6,265,788
Oil & Gas – 3.0%
Atwood Oceanics, Inc. (a)	33,400	554,106
Bronco Drilling Co., Inc. (a)	27,990	147,227
Cabot Oil & Gas Corp.	111,040	2,617,213
Forest Oil Corp. (a)	85,893	1,129,493
GeoMet, Inc. (a)	59,000	34,220
Hercules Offshore, Inc. (a)	67,192	106,163
Holly Corp.	45,675	968,310
Mariner Energy, Inc. (a)	65,584	508,276
Penn Virginia Corp.	104,300	1,145,214
Pioneer Drilling Co. (a)	49,390	161,999
St. Mary Land & Exploration Co.	39,800	526,554
Swift Energy Co. (a)	41,300	301,490
Whiting Petroleum Corp. (a)	59,275	1,532,259
		9,732,524
Oil & Gas Services – 0.7%
CARBO Ceramics, Inc.	30,200	858,888
Core Laboratories NV	11,300	826,708

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TETRA Technologies, Inc. (a)	147,300	$478,725
Union Drilling, Inc. (a)	29,300	111,340
		2,275,661
Pharmaceuticals – 0.8%
Akorn, Inc. (a)	106,535	91,620
Inspire Pharmaceuticals, Inc. (a)	70,680	286,961
NBTY, Inc. (a)	62,700	882,816
Par Pharmaceutical Cos., Inc. (a)	74,635	706,793
Salix Pharmaceuticals Ltd. (a)	31,725	301,388
Viropharma, Inc. (a)	27,055	142,039
		2,411,617
Pipelines – 0.2%
Oneok, Inc.	28,000	633,640
Real Estate Investment Trusts (REITS) – 5.2%
American Campus Communities, Inc.	73,195	1,270,665
Anworth Mortgage Asset Corp.	282,745	1,733,227
Cedar Shopping Centers, Inc.	112,500	195,750
First Potomac Realty Trust	88,800	652,680
Hatteras Financial Corp.	59,300	1,481,907
Highwoods Properties, Inc.	40,250	862,155
Home Properties, Inc.	32,865	1,007,312
Kilroy Realty Corp.	65,500	1,125,945
LaSalle Hotel Properties	69,000	402,960
LTC Properties, Inc.	64,995	1,140,013
MFA Financial, Inc.	224,400	1,319,472
National Retail Properties, Inc.	88,980	1,409,443
Parkway Properties, Inc.	39,100	402,730
Redwood Trust, Inc.	71,200	1,092,920
Senior Housing Properties Trust	48,410	678,708
Strategic Hotels & Resorts, Inc.	98,100	67,689
Sun Communities, Inc.	86,370	1,021,757
Washington Real Estate Investment Trust	53,400	923,820
		16,789,153
Retail – 6.4%
99 Cents Only Stores (a)	111,075	1,026,333
Asbury Automotive Group, Inc.	96,690	416,734
Brinker International, Inc.	37,401	564,755
Brown Shoe Co., Inc.	135,005	506,269
Build-A-Bear Workshop, Inc. (a)	162,285	985,070
Carmax, Inc. (a)	104,800	1,303,712
Casey's General Stores, Inc.	53,200	1,418,312
Cash America International, Inc.	49,486	774,951
CEC Entertainment, Inc. (a)	29,625	766,695
Fred's, Inc. Class A	89,500	1,009,560
Haverty Furniture Cos., Inc.	114,000	1,200,420
Hot Topic, Inc. (a)	174,290	1,950,305
Insight Enterprises, Inc. (a)	77,785	238,022
MarineMax, Inc. (a)	72,000	141,120
Men's Wearhouse, Inc.	75,700	1,146,098
The Pantry, Inc. (a)	56,765	999,632
Phillips-Van Heusen Corp.	34,200	775,656
Regis Corp.	59,135	854,501
School Specialty, Inc. (a)	59,585	1,048,100
Sonic Corp. (a)	47,450	475,449
The Steak'n Shake Co. (a)	72,300	547,311
Stein Mart, Inc. (a)	157,300	454,597
The Wet Seal, Inc. Class A (a)	278,385	935,373
Zumiez, Inc. (a)	96,120	932,364
		20,471,339
Savings & Loans – 1.6%
Astoria Financial Corp.	87,050	799,990
Dime Community Bancshares	80,485	754,949
First Niagara Financial Group, Inc.	125,585	1,368,877
Flushing Financial Corp.	92,960	559,619
NewAlliance Bancshares, Inc.	115,920	1,360,901
Washington Federal, Inc.	31,270	415,578
		5,259,914
Semiconductors – 2.2%
ATMI, Inc. (a)	49,400	762,242
Brooks Automation, Inc. (a)	124,305	573,046
Cabot Microelectronics Corp. (a)	23,500	564,705
Exar Corp. (a)	102,700	640,848
Fairchild Semiconductor International, Inc. (a)	106,325	396,592
Formfactor, Inc. (a)	65,400	1,178,508
GSI Group, Inc. (a)	168,600	160,170
Microsemi Corp. (a)	83,100	963,960
TriQuint Semiconductor, Inc. (a)	337,450	833,502
Zoran Corp. (a)	114,600	1,008,480
		7,082,053
Software – 2.9%
CSG Systems International, Inc. (a)	41,845	597,547
Progress Software Corp. (a)	88,200	1,531,152
Seachange International, Inc. (a)	252,650	1,445,158
SPSS, Inc. (a)	96,500	2,743,495
SYNNEX Corp. (a)	62,900	1,237,243
VeriFone Holdings, Inc. (a)	54,060	367,608
Wind River Systems, Inc. (a)	211,100	1,351,040
		9,273,243
Telecommunications – 2.5%
Arris Group, Inc. (a)	228,900	1,686,993
Black Box Corp.	47,705	1,126,315
CommScope, Inc. (a)	25,630	291,157
Finisar Corp. (a)	567,644	249,763
Ixia (a)	131,900	681,923
NICE Systems Ltd. ADR (Israel) (a)	42,330	1,052,324
Premiere Global Services, Inc. (a)	159,300	1,405,026
SBA Communications Corp. Class A (a)	31,300	729,290
Sonus Networks, Inc. (a)	351,400	551,698
Symmetricom, Inc. (a)	96,505	337,768
		8,112,257
Textiles – 0.4%
Culp, Inc. (a)	53,600	165,088
G&K Services, Inc. Class A	58,600	1,108,126
		1,273,214

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies – 0.2%
JAKKS Pacific, Inc. (a)	60,290	$744,581
Transportation – 3.7%
American Commercial Lines, Inc. (a)	109,025	345,609
Arkansas Best Corp.	24,225	460,759
Genesee & Wyoming, Inc. Class A (a)	90,300	1,918,875
Gulfmark Offshore, Inc. (a)	16,945	404,308
Hub Group, Inc. Class A (a)	38,890	661,130
Kirby Corp. (a)	89,400	2,381,616
Landstar System, Inc.	119,900	4,013,053
Nordic American Tanker Shipping	12,120	355,116
Pacer International, Inc.	42,530	148,855
UTI Worldwide, Inc.	112,900	1,349,155
		12,038,476
TOTAL COMMON STOCK (Cost $479,047,898)		310,060,077
PREFERRED STOCK – 0.1%
Banks – 0.1%
East West Bancorp, Inc., Series A	1,183	390,390
TOTAL PREFERRED STOCK (Cost $1,170,531)		390,390
TOTAL EQUITIES (Cost $480,218,429)		310,450,467
MUTUAL FUND – 0.6%
Diversified Financial – 0.6%
First Opportunity Fund, Inc.	123,031	531,494
iShares Russell 2000 Value Index Fund	28,500	1,124,610
T. Rowe Price Reserve Investment Fund	307,393	307,393
TOTAL MUTUAL FUND (Cost $3,955,393)		1,963,497
TOTAL LONG-TERM INVESTMENTS (Cost $484,173,822)		312,413,964
	Principal Amount
SHORT-TERM INVESTMENTS – 3.2%
Repurchase Agreement – 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$10,188,069	10,188,069
TOTAL SHORT-TERM INVESTMENTS (Cost $10,188,069)		10,188,069
TOTAL INVESTMENTS – 100.4% (Cost $494,361,891) (c)		322,602,033
Other Assets/ (Liabilities) – (0.4)%		(1,351,050)
NET ASSETS – 100.0%		$321,250,983

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $10,188,083. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $10,400,838.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.7%
COMMON STOCK – 97.7%
Airlines – 0.8%
Continental Airlines, Inc. Class B (a)	20,700	$182,367
JetBlue Airways Corp. (a)	45,300	165,345
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	5,600	129,416
		477,128
Apparel – 0.6%
Deckers Outdoor Corp. (a)	6,550	347,412
Banks – 0.8%
Northern Trust Corp.	8,550	511,461
Beverages – 2.2%
Brown-Forman Corp. Class B	3,510	136,293
Coca-Cola Enterprises, Inc.	11,300	149,047
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	8,100	204,201
Hansen Natural Corp. (a)	7,940	285,840
Heckmann Corp. (a)	79,300	382,226
Pepsi Bottling Group, Inc. (The)	9,300	205,902
		1,363,509
Biotechnology – 3.2%
Alexion Pharmaceuticals, Inc. (a)	8,600	323,876
Charles River Laboratories International, Inc. (a)	7,800	212,238
Cougar Biotechnology, Inc. (a)	6,000	193,200
Illumina, Inc. (a)	10,610	395,117
Myriad Genetics, Inc. (a)	14,260	648,402
Regeneron Pharmaceuticals, Inc. (a)	8,800	121,968
Sequenom, Inc. (a)	6,000	85,320
		1,980,121
Building Materials – 0.4%
Martin Marietta Materials, Inc.	3,240	256,932
Chemicals – 2.5%
Airgas, Inc.	5,370	181,560
CF Industries Holdings, Inc.	3,010	214,101
Ecolab, Inc.	5,980	207,685
FMC Corp.	6,400	276,096
Huabao International Holdings Ltd.	445,000	368,119
The Mosaic Co.	7,200	302,256
		1,549,817
Coal – 0.6%
CONSOL Energy, Inc.	14,720	371,533
Commercial Services – 8.2%
Career Education Corp. (a)	16,500	395,340
Coinstar, Inc. (a)	7,100	232,596
Corinthian Colleges, Inc. (a)	32,600	634,070
Equifax, Inc.	9,290	227,141
FTI Consulting, Inc. (a)	4,200	207,816
Global Payments, Inc.	5,200	173,732
Interactive Data Corp.	18,480	459,413
ITT Educational Services, Inc. (a)	6,100	740,662
McKesson Corp.	8,400	294,336
Net 1 UEPS Technologies, Inc. (a)	12,800	194,688
Paychex, Inc.	12,790	328,319
Quanta Services, Inc. (a)	16,440	352,638
Robert Half International, Inc.	15,110	269,411
VistaPrint Ltd. (a)	8,050	221,295
Western Union Co.	27,520	345,926
		5,077,383
Computers – 1.6%
CACI International, Inc. Class A (a)	4,800	175,152
Cognizant Technology Solutions Corp. Class A (a)	8,900	185,031
NetApp, Inc. (a)	43,840	650,586
		1,010,769
Cosmetics & Personal Care – 0.5%
Alberto-Culver Co.	12,670	286,469
Distribution & Wholesale – 0.7%
Fastenal Co.	6,890	221,548
Pool Corp.	14,000	187,600
		409,148
Diversified Financial – 2.0%
BlackRock, Inc.	2,180	283,487
IntercontinentalExchange, Inc. (a)	6,280	467,672
The NASDAQ OMX Group, Inc. (a)	9,000	176,220
T. Rowe Price Group, Inc.	11,840	341,702
		1,269,081
Electric – 0.6%
PPL Corp.	13,890	398,782
Electrical Components & Equipment – 0.8%
AMETEK, Inc.	15,240	476,555
Electronics – 0.6%
FLIR Systems, Inc. (a)	15,100	309,248
Itron, Inc. (a)	1,400	66,290
		375,538
Energy — Alternate Sources – 1.7%
Covanta Holding Corp. (a)	41,150	538,653
First Solar, Inc. (a)	4,060	538,762
		1,077,415
Engineering & Construction – 1.5%
Aecom Technology Corp. (a)	25,300	659,824
Jacobs Engineering Group, Inc. (a)	7,640	295,362
		955,186
Entertainment – 0.8%
DreamWorks Animation SKG, Inc. Class A (a)	23,500	508,540
Environmental Controls – 0.9%
Republic Services, Inc.	12,600	216,090
Stericycle, Inc. (a)	6,820	325,519
		541,609

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods – 1.5%
Ralcorp Holdings, Inc. (a)	3,900	$210,132
SuperValu, Inc.	22,700	324,156
Whole Foods Market, Inc.	23,350	392,280
		926,568
Hand & Machine Tools – 0.6%
Snap-on, Inc.	14,800	371,480
Health Care — Products – 2.8%
Edwards Lifesciences Corp. (a)	5,300	321,339
Intuitive Surgical, Inc. (a)	1,360	129,690
Inverness Medical Innovations, Inc. (a)	10,400	276,952
St. Jude Medical, Inc. (a)	20,470	743,675
Varian Medical Systems, Inc. (a)	9,400	286,136
		1,757,792
Health Care — Services – 1.0%
Aetna, Inc.	6,200	150,846
Community Health Systems, Inc. (a)	17,700	271,518
DaVita, Inc. (a)	5,170	227,221
		649,585
Home Builders – 1.2%
Pulte Homes, Inc.	37,150	406,049
Toll Brothers, Inc. (a)	17,300	314,168
		720,217
Household Products – 1.6%
The Clorox Co.	4,830	248,648
Jarden Corp. (a)	56,700	718,389
		967,037
Insurance – 4.3%
ACE Ltd.	7,900	319,160
Allied World Assurance Holdings Ltd.	5,500	209,165
Aon Corp.	14,580	595,156
Arch Capital Group Ltd. (a)	7,000	377,020
Everest Re Group Ltd.	4,900	346,920
Marsh & McLennan Cos., Inc.	19,500	394,875
PartnerRe Ltd.	3,100	192,417
W.R. Berkley Corp.	11,800	266,090
		2,700,803
Internet – 5.0%
Check Point Software Technologies Ltd. (a)	10,360	230,095
Equinix, Inc. (a)	7,500	421,125
F5 Networks, Inc. (a)	23,420	490,649
McAfee, Inc. (a)	39,260	1,315,210
Priceline.com, Inc. (a)	2,310	181,982
VeriSign, Inc. (a)	25,610	483,261
		3,122,322
Iron & Steel – 0.7%
Nucor Corp.	4,430	169,093
Steel Dynamics, Inc.	33,010	290,818
		459,911
Leisure Time – 0.4%
WMS Industries, Inc. (a)	12,660	264,721
Lodging – 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	22,900	290,830
Wynn Resorts Ltd. (a)	18,810	375,636
		666,466
Machinery — Diversified – 0.4%
Cummins, Inc.	10,970	279,187
Manufacturing – 2.2%
ESCO Technologies, Inc. (a)	6,460	250,002
Illinois Tool Works, Inc.	13,900	428,815
Pall Corp.	12,800	261,504
Parker Hannifin Corp.	8,650	293,927
Pentair, Inc.	7,600	164,692
		1,398,940
Media – 0.9%
Cablevision Systems Corp. Class A	26,820	347,051
Discovery Communications, Inc., Series A (a)	11,900	190,638
		537,689
Metal Fabricate & Hardware – 0.5%
Precision Castparts Corp.	5,010	300,099
Mining – 0.2%
Alcoa, Inc.	18,920	138,873
Oil & Gas – 4.0%
EOG Resources, Inc.	5,200	284,752
Forest Oil Corp. (a)	15,000	197,250
Newfield Exploration Co. (a)	10,100	229,270
Petrohawk Energy Corp. (a)	14,460	278,066
Pioneer Natural Resources Co.	9,100	149,877
Pride International, Inc. (a)	8,400	151,032
Questar Corp.	7,220	212,485
Range Resources Corp.	8,560	352,329
Southwestern Energy Co. (a)	12,460	369,937
Ultra Petroleum Corp. (a)	7,400	265,586
		2,490,584
Oil & Gas Services – 2.3%
Cameron International Corp. (a)	16,230	355,924
Dresser-Rand Group, Inc. (a)	12,790	282,659
Smith International, Inc.	14,700	315,756
Weatherford International Ltd. (a)	43,890	485,862
		1,440,201
Pharmaceuticals – 5.9%
Alkermes, Inc. (a)	18,900	229,257
Allergan, Inc.	9,710	463,750
AmerisourceBergen Corp.	6,510	212,617
Amylin Pharmaceuticals, Inc. (a)	18,100	212,675
Auxilium Pharmaceuticals, Inc. (a)	10,100	279,972
Cardinal Health, Inc.	10,500	330,540
Cephalon, Inc. (a)	6,000	408,600
Daiichi Sankyo Co. Ltd.	15,600	263,204
Elan Corp. PLC Sponsored ADR (Ireland) (a)	12,200	81,008
Express Scripts, Inc. (a)	7,890	364,281
The Medicines Co. (a)	11,100	120,324
Omnicare, Inc.	6,780	166,042
Onyx Pharmaceuticals, Inc. (a)	3,400	97,070
Shionogi & Co. Ltd.	16,100	276,324
United Therapeutics Corp. (a)	2,790	184,391
		3,690,055

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) – 0.3%
Digital Realty Trust, Inc.	6,410	$212,684
Retail – 12.5%
Advance Auto Parts, Inc.	14,300	587,444
Aeropostale, Inc. (a)	13,100	347,936
Bed Bath & Beyond, Inc. (a)	7,700	190,575
Best Buy Co., Inc.	16,680	633,173
BJ's Wholesale Club, Inc. (a)	10,100	323,099
Burger King Holdings, Inc.	16,600	380,970
Coach, Inc. (a)	10,480	175,016
Darden Restaurants, Inc.	14,540	498,140
Dick's Sporting Goods, Inc. (a)	19,800	282,546
GameStop Corp. Class A (a)	27,260	763,825
The Gap, Inc.	35,800	465,042
Guess?, Inc.	21,170	446,264
Kohl's Corp. (a)	21,680	917,497
Nordstrom, Inc.	14,520	243,210
Staples, Inc.	26,900	487,159
Urban Outfitters, Inc. (a)	40,040	655,455
Yum! Brands, Inc.	14,350	394,338
		7,791,689
Semiconductors – 4.2%
Altera Corp.	26,100	458,055
ASML Holding NV	8,510	149,010
Broadcom Corp. Class A (a)	18,190	363,436
KLA-Tencor Corp.	16,850	337,000
Lam Research Corp. (a)	16,350	372,290
ON Semiconductor Corp. (a)	62,400	243,360
PMC-Sierra, Inc. (a)	44,740	285,441
Varian Semiconductor Equipment Associates, Inc. (a)	19,200	415,872
		2,624,464
Software – 6.2%
Activision Blizzard, Inc. (a)	30,860	322,796
Adobe Systems, Inc. (a)	25,620	548,012
Autonomy Corp. PLC (a)	23,700	442,466
BMC Software, Inc. (a)	23,250	767,250
Informatica Corp. (a)	15,800	209,508
Omniture, Inc. (a)	18,050	238,079
Red Hat, Inc. (a)	27,200	485,248
Salesforce.com, Inc. (a)	6,900	225,837
Solera Holdings, Inc. (a)	24,400	604,632
		3,843,828
Telecommunications – 5.5%
American Tower Corp. Class A (a)	10,940	332,904
Atheros Communications, Inc. (a)	28,240	413,998
Corning, Inc.	23,600	313,172
Juniper Networks, Inc. (a)	22,060	332,224
MetroPCS Communications, Inc. (a)	69,830	1,192,697
NICE Systems Ltd. ADR (Israel) (a)	20,000	497,200
Polycom, Inc. (a)	21,000	323,190
		3,405,385
Toys, Games & Hobbies – 0.8%
Marvel Entertainment, Inc. (a)	19,300	512,415
Transportation – 0.6%
C.H. Robinson Worldwide, Inc.	7,620	347,548
TOTAL COMMON STOCK (Cost $73,027,620)		60,864,931
TOTAL EQUITIES (Cost $73,027,620)		60,864,931
TOTAL LONG-TERM INVESTMENTS (Cost $73,027,620)		60,864,931
	Principal Amount
SHORT-TERM INVESTMENTS – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$1,642,688	1,642,688
TOTAL SHORT-TERM INVESTMENTS (Cost $1,642,688)		1,642,688
TOTAL INVESTMENTS – 100.4% (Cost $74,670,308) (c)		62,507,619
Other Assets/ (Liabilities) – (0.4)%		(225,340)
NET ASSETS – 100.0%		$62,282,279

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,642,690. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $1,679,328.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.3%
COMMON STOCK – 94.3%
Advertising – 0.7%
Clear Channel Outdoor Holdings, Inc. Class A (a)	331,000	$1,214,770
Lamar Advertising Co. Class A (a)	392,701	3,828,835
		5,043,605
Aerospace & Defense – 3.2%
Alliant Techsystems, Inc. (a)	127,000	8,506,460
Goodrich Corp.	95,000	3,599,550
Rockwell Collins, Inc.	376,000	12,272,640
		24,378,650
Airlines – 0.7%
Southwest Airlines Co.	824,000	5,215,920
Automotive & Parts – 0.3%
WABCO Holdings, Inc.	196,600	2,420,146
Biotechnology – 4.1%
Alexion Pharmaceuticals, Inc. (a)	103,000	3,878,980
Human Genome Sciences, Inc. (a)	376,000	312,080
Illumina, Inc. (a)	212,000	7,894,880
Millipore Corp. (a)	138,000	7,922,580
Myriad Genetics, Inc. (a)	98,000	4,456,060
Vertex Pharmaceuticals, Inc. (a)	237,000	6,809,010
		31,273,590
Coal – 1.2%
CONSOL Energy, Inc.	244,000	6,158,560
Peabody Energy Corp.	119,000	2,979,760
		9,138,320
Commercial Services – 8.6%
Global Payments, Inc.	328,000	10,958,480
Iron Mountain, Inc. (a)	290,000	6,429,300
Manpower, Inc.	166,000	5,233,980
Quanta Services, Inc. (a)	506,000	10,853,700
Robert Half International, Inc.	455,000	8,112,650
SAIC, Inc. (a)	712,000	13,293,040
Western Union Co.	870,000	10,935,900
		65,817,050
Computers – 2.6%
DST Systems, Inc. (a)	214,000	7,408,680
IHS, Inc. Class A (a)	119,000	4,900,420
MICROS Systems, Inc. (a)	249,000	4,668,750
Seagate Technology	430,000	2,584,300
		19,562,150
Distribution & Wholesale – 1.1%
Fastenal Co.	194,000	6,238,070
LKQ Corp. (a)	158,000	2,254,660
		8,492,730
Diversified Financial – 3.6%
Ameriprise Financial, Inc.	127,000	2,602,230
Eaton Vance Corp.	316,000	7,220,600
Interactive Brokers Group, Inc. (a)	206,000	3,322,780
IntercontinentalExchange, Inc. (a)	79,000	5,883,130
Raymond James Financial, Inc.	210,000	4,137,000
TD Ameritrade Holding Corp. (a)	316,000	4,363,960
		27,529,700
Electrical Components & Equipment – 2.2%
AMETEK, Inc.	451,000	14,102,770
SunPower Corp. Class B (a)	150,000	2,970,000
		17,072,770
Electronics – 4.1%
Dolby Laboratories, Inc. Class A (a)	241,000	8,220,510
FLIR Systems, Inc. (a)	554,000	11,345,920
Itron, Inc. (a)	99,000	4,687,650
Waters Corp. (a)	178,000	6,577,100
		30,831,180
Energy — Alternate Sources – 0.3%
First Solar, Inc. (a)	17,000	2,255,900
Engineering & Construction – 1.0%
Foster Wheeler AG (a)	119,000	2,078,930
McDermott International, Inc. (a)	396,000	5,302,440
		7,381,370
Entertainment – 0.1%
Ascent Media Corp. Series A (a)	16,000	400,000
Environmental Controls – 0.2%
EnergySolutions, Inc.	218,000	1,885,700
Foods – 0.9%
Whole Foods Market, Inc.	408,000	6,854,400
Health Care — Products – 5.0%
C.R. Bard, Inc.	105,000	8,370,600
Edwards Lifesciences Corp. (a)	158,000	9,579,540
Gen-Probe, Inc. (a)	59,000	2,689,220
Henry Schein, Inc. (a)	237,000	9,482,370
IDEXX Laboratories, Inc. (a)	24,000	829,920
Intuitive Surgical, Inc. (a)	24,000	2,288,640
QIAGEN N.V. (a)	316,000	5,043,360
		38,283,650
Health Care — Services – 0.8%
Health Net, Inc. (a)	158,000	2,287,840
Humana, Inc. (a)	138,000	3,599,040
		5,886,880
Insurance – 1.0%
Assurant, Inc.	166,000	3,615,480
Axis Capital Holdings Ltd.	126,000	2,840,040
Principal Financial Group, Inc.	99,000	809,820
		7,265,340
Internet – 4.5%
Amazon.com, Inc. (a)	138,000	10,134,720
Expedia, Inc. (a)	651,000	5,911,080
McAfee, Inc. (a)	285,000	9,547,500
Priceline.com, Inc. (a)	19,000	1,496,820
VeriSign, Inc. (a)	396,000	7,472,520
		34,562,640
Lodging – 1.5%
Gaylord Entertainment Co. (a)	221,000	1,840,930
Marriott International, Inc. Class A	490,000	8,016,400
Wynn Resorts Ltd. (a)	90,299	1,803,271
		11,660,601

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 2.7%
IDEX Corp.	259,325	$5,671,438
Roper Industries, Inc.	346,000	14,687,700
		20,359,138
Manufacturing – 1.3%
Danaher Corp.	119,000	6,452,180
Harsco Corp.	134,000	2,970,780
ITT Corp.	20,000	769,400
		10,192,360
Media – 2.7%
Cablevision Systems Corp. Class A	320,300	4,144,682
Discovery Communications, Inc., Series A (a)	237,000	3,796,740
Discovery Communications, Inc., Series C (a)	269,000	3,940,850
FactSet Research Systems, Inc.	158,000	7,898,420
Rogers Communications, Inc. Class B	40,000	913,200
		20,693,892
Mining – 2.0%
Agnico-Eagle Mines Ltd. (b)	15,000	811,110
Agnico-Eagle Mines Ltd.	258,000	14,685,360
		15,496,470
Oil & Gas – 3.7%
CNX Gas Corp. (a)	314,000	7,444,940
EOG Resources, Inc.	119,000	6,516,440
Murphy Oil Corp.	138,000	6,178,260
Ultra Petroleum Corp. (a)	141,000	5,060,490
XTO Energy, Inc.	99,000	3,031,380
		28,231,510
Oil & Gas Services – 3.3%
BJ Services Co.	554,000	5,512,300
Cameron International Corp. (a)	99,000	2,171,070
FMC Technologies, Inc. (a)	237,000	7,434,690
Smith International, Inc.	396,000	8,506,080
Trican Well Service Ltd.	233,000	1,190,463
		24,814,603
Pharmaceuticals – 6.0%
Allergan, Inc.	99,000	4,728,240
Amylin Pharmaceuticals, Inc. (a)	139,500	1,639,125
BioMarin Pharmaceuticals, Inc. (a)	178,000	2,198,300
Cephalon, Inc. (a)	218,000	14,845,800
DENTSPLY International, Inc.	252,000	6,766,200
Elan Corp. PLC Sponsored ADR (Ireland) (a)	554,000	3,678,560
Medarex, Inc. (a)	131,000	672,030
OSI Pharmaceuticals, Inc. (a)	59,000	2,257,340
Theravance, Inc. (a)	166,000	2,822,000
Valeant Pharmaceuticals International (a)	216,000	3,842,640
Warner Chilcott Ltd. Class A (a)	237,000	2,493,240
		45,943,475
Real Estate – 0.3%
The St. Joe Co. (a)	130,000	2,176,200
Retail – 7.6%
Bed Bath & Beyond, Inc. (a)	356,000	8,811,000
Best Buy Co., Inc.	59,000	2,239,640
Carmax, Inc. (a)	316,000	3,931,040
Chipotle Mexican Grill, Inc. Class B (a)	150,000	8,596,500
J. Crew Group, Inc. (a)	198,000	2,609,640
MSC Industrial Direct Co., Inc. Class A	138,000	4,287,660
O'Reilly Automotive, Inc. (a)	218,000	7,632,180
Panera Bread Co. Class A (a)	40,000	2,236,000
PetSmart, Inc.	435,000	9,117,600
Shoppers Drug Mart Corp.	38,000	1,306,613
Shoppers Drug Mart Corp.	69,000	2,372,533
Tim Hortons, Inc.	174,000	4,414,380
		57,554,786
Semiconductors – 7.3%
Altera Corp.	534,000	9,371,700
Cree, Inc. (a)	158,000	3,717,740
Intersil Corp. Class A	396,000	4,554,000
Marvell Technology Group Ltd. (a)	831,000	7,611,960
MEMC Electronic Materials, Inc. (a)	237,000	3,908,130
Microchip Technology, Inc.	297,000	6,293,430
Nvidia Corp. (a)	158,000	1,557,880
ON Semiconductor Corp. (a)	447,000	1,743,300
PMC-Sierra, Inc. (a)	612,000	3,904,560
Varian Semiconductor Equipment Associates, Inc. (a)	218,000	4,721,880
Xilinx, Inc.	415,000	7,951,400
		55,335,980
Software – 3.9%
Autodesk, Inc. (a)	261,000	4,387,410
Fiserv, Inc. (a)	237,000	8,641,020
MSCI, Inc. Class A (a)	170,000	2,874,700
Red Hat, Inc. (a)	490,000	8,741,600
Salesforce.com, Inc. (a)	158,000	5,171,340
		29,816,070
Telecommunications – 5.5%
Amdocs Ltd. (a)	396,000	7,333,920
American Tower Corp. Class A (a)	324,000	9,859,320
Crown Castle International Corp. (a)	251,000	5,122,910
JDS Uniphase Corp. (a)	1,233,200	4,007,900
Juniper Networks, Inc. (a)	559,500	8,426,070
Leap Wireless International, Inc. (a)	158,000	5,509,460
MetroPCS Communications, Inc. (a)	79,000	1,349,320
		41,608,900
Transportation – 0.3%
UTI Worldwide, Inc.	198,000	2,366,100
TOTAL COMMON STOCK (Cost $886,053,499)		717,801,776
TOTAL EQUITIES (Cost $886,053,499)		717,801,776

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS – 0.0%
Mining – 0.0%
Agnico-Eagle Mines Ltd., Warrants, Expires 12/03/13, Strike 47.25 (b)	7,500	$68,899
TOTAL WARRANTS (Cost $37,500)		68,899
MUTUAL FUND – 1.2%
Diversified Financial – 1.2%
T. Rowe Price Government Reserve Investment Fund	9,566,177	9,566,177
TOTAL MUTUAL FUND (Cost $9,566,177)		9,566,177
TOTAL LONG-TERM INVESTMENTS (Cost $895,657,176)		727,436,852
	Principal Amount
SHORT-TERM INVESTMENTS – 5.1%
Repurchase Agreement – 5.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (c)	$38,644,142	38,644,142
TOTAL SHORT-TERM INVESTMENTS (Cost $38,644,142)		38,644,142
TOTAL INVESTMENTS – 100.6% (Cost $934,301,318) (d)		766,080,994
Other Assets/ (Liabilities) – (0.6)%		(4,605,594)
NET ASSETS – 100.0%		$761,475,400

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $38,644,196. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $39,419,226.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.5%
COMMON STOCK – 96.5%
Aerospace & Defense – 1.9%
Aerovironment, Inc. (a)	152,800	$3,193,520
Cubic Corp.	29,340	743,182
Teledyne Technologies, Inc. (a)	84,740	2,260,863
		6,197,565
Airlines – 0.5%
Allegiant Travel Co. (a)	26,300	1,195,598
JetBlue Airways Corp. (a)	144,200	526,330
		1,721,928
Apparel – 0.4%
Deckers Outdoor Corp. (a)	11,300	599,352
Gildan Activewear, Inc. (a)	92,930	752,733
		1,352,085
Automotive & Parts – 0.2%
Tenneco, Inc. (a)	95,500	155,665
TRW Automotive Holdings Corp. (a)	117,600	378,672
		534,337
Banks – 0.9%
Signature Bank (a)	45,930	1,296,604
UMB Financial Corp.	22,100	939,029
Westamerica Bancorp	12,100	551,276
		2,786,909
Beverages – 0.3%
Pepsi Bottling Group, Inc. (The)	43,340	959,548
Biotechnology – 1.8%
Celera Corp. (a)	160,190	1,222,250
Cougar Biotechnology, Inc. (a)	34,000	1,094,800
Life Technologies Corp. (a)	33,430	1,085,806
Ligand Pharmaceuticals, Inc. Class B (a)	110,450	329,141
Myriad Genetics, Inc. (a)	13,000	591,110
Regeneron Pharmaceuticals, Inc. (a)	89,240	1,236,867
Sequenom, Inc. (a)	25,020	355,784
		5,915,758
Building Materials – 0.7%
Eagle Materials, Inc.	25,100	608,675
Lennox International, Inc.	63,170	1,671,478
		2,280,153
Chemicals – 0.5%
Ashland, Inc.	35,300	364,649
FMC Corp.	22,395	966,120
Terra Industries, Inc.	11,100	311,799
		1,642,568
Commercial Services – 10.1%
AerCap Holdings NV (a)	65,000	211,250
American Public Education, Inc. (a)	107,700	4,529,862
Bankrate, Inc. (a)	174,600	4,356,270
Bowne & Co., Inc.	93,913	301,461
Capella Education Co. (a)	68,800	3,646,400
Career Education Corp. (a)	38,630	925,575
Coinstar, Inc. (a)	17,100	560,196
Corinthian Colleges, Inc. (a)	84,700	1,647,415
CoStar Group, Inc. (a)	118,200	3,575,550
Heidrick & Struggles International, Inc.	5,700	101,118
Interactive Data Corp.	39,760	988,434
ITT Educational Services, Inc. (a)	7,410	899,722
Net 1 UEPS Technologies, Inc. (a)	31,140	473,639
PAREXEL International Corp. (a)	68,000	661,640
Riskmetrics Group, Inc. (a)	198,500	2,836,565
Robert Half International, Inc.	68,570	1,222,603
Service Corp. International	101,800	355,282
VistaPrint Ltd. (a)	173,550	4,770,890
Wright Express Corp. (a)	30,970	564,273
		32,628,145
Computers – 4.9%
Diebold, Inc.	28,700	612,745
Logitech International SA (a)	8,076	83,021
MICROS Systems, Inc. (a)	379,200	7,110,000
Riverbed Technology, Inc. (a)	383,600	5,017,488
Seagate Technology	197,000	1,183,970
SYKES Enterprises, Inc. (a)	49,760	827,509
Western Digital Corp. (a)	51,750	1,000,845
		15,835,578
Cosmetics & Personal Care – 2.1%
Alberto-Culver Co.	295,100	6,672,211
Distribution & Wholesale – 3.1%
Beacon Roofing Supply, Inc. (a)	30,600	409,734
Ingram Micro, Inc. Class A (a)	121,129	1,531,071
LKQ Corp. (a)	465,656	6,644,911
Owens & Minor, Inc.	18,200	602,966
Pool Corp.	30,842	413,283
WESCO International, Inc. (a)	22,900	414,948
		10,016,913
Diversified Financial – 2.3%
CIT Group, Inc.	303,800	865,830
Financial Federal Corp.	197,624	4,185,676
JMP Group, Inc.	139,500	670,995
The NASDAQ OMX Group, Inc. (a)	50,800	994,664
Waddell & Reed Financial, Inc. Class A	31,000	560,170
		7,277,335
Electric – 0.4%
ITC Holdings Corp.	17,900	780,798
Unisource Energy Corp.	16,500	465,135
		1,245,933
Electrical Components & Equipment – 0.7%
AMETEK, Inc.	29,130	910,895
SunPower Corp. Class B (a)	60,354	1,195,009
		2,105,904
Electronics – 0.5%
Itron, Inc. (a)	12,393	586,809
Jabil Circuit, Inc.	90,400	502,624

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Plexus Corp. (a)	47,500	$656,450
		1,745,883
Energy — Alternate Sources – 0.4%
Covanta Holding Corp. (a)	82,100	1,074,689
Energy Conversion Devices, Inc. (a)	18,400	244,168
		1,318,857
Engineering & Construction – 1.1%
Aecom Technology Corp. (a)	40,490	1,055,979
Chicago Bridge & Iron Co. NV	270,368	1,695,208
Sterling Construction Co., Inc. (a)	34,950	623,508
		3,374,695
Entertainment – 2.9%
Churchill Downs, Inc.	27,100	814,626
DreamWorks Animation SKG, Inc. Class A (a)	82,700	1,789,628
Scientific Games Corp. Class A (a)	337,350	4,085,309
Vail Resorts, Inc. (a)	127,200	2,598,696
		9,288,259
Environmental Controls – 0.7%
American Ecology Corp.	11,160	155,570
Waste Connections, Inc. (a)	87,220	2,241,554
		2,397,124
Foods – 0.4%
Ralcorp Holdings, Inc. (a)	10,900	587,292
Smithfield Foods, Inc. (a)	63,000	595,980
		1,183,272
Gas – 0.4%
UGI Corp.	55,200	1,303,272
Hand & Machine Tools – 0.3%
Snap-on, Inc.	40,250	1,010,275
Health Care — Products – 4.4%
ABIOMED, Inc. (a)	239,900	1,175,510
AngioDynamics, Inc. (a)	35,060	394,075
Beckman Coulter, Inc.	15,120	771,271
Intuitive Surgical, Inc. (a)	4,500	429,120
Inverness Medical Innovations, Inc. (a)	46,130	1,228,442
Nuvasive, Inc. (a)	116,200	3,646,356
Orthovita, Inc. (a)	188,300	504,644
SSL International PLC	118,709	759,742
Varian Medical Systems, Inc. (a)	18,590	565,880
Vnus Medical Technologies, Inc. (a)	36,200	769,974
Volcano Corp. (a)	228,276	3,321,416
Zoll Medical Corp. (a)	38,020	545,967
		14,112,397
Health Care — Services – 2.5%
Community Health Systems, Inc. (a)	114,880	1,762,259
Coventry Health Care, Inc. (a)	24,440	316,254
Health Management Associates, Inc. Class A (a)	319,640	824,671
Health Net, Inc. (a)	112,630	1,630,882
Healthsouth Corp. (a)	92,920	825,130
Healthways, Inc. (a)	216,450	1,898,266
ICON PLC Sponsored ADR (Ireland) (a)	46,030	743,385
		8,000,847
Holding Company — Diversified – 0.2%
Liberty Acquisition Holdings Corp. (a)	71,030	639,270
Home Furnishing – 1.6%
DTS, Inc. (a)	136,650	3,287,799
TiVo, Inc. (a)	241,500	1,700,160
		4,987,959
Household Products – 0.4%
Jarden Corp. (a)	99,178	1,256,585
Insurance – 1.9%
Allied World Assurance Holdings Ltd.	44,620	1,696,899
Arch Capital Group Ltd. (a)	15,600	840,216
First American Corp.	19,800	524,898
Lancashire Holdings Ltd. (a)	73,928	507,221
Navigators Group, Inc. (a)	20,541	969,124
Platinum Underwriters Holdings Ltd.	32,700	927,372
ProAssurance Corp. (a)	12,900	601,398
		6,067,128
Internet – 4.3%
Constant Contact, Inc. (a)	408,600	5,716,314
DealerTrack Holdings, Inc. (a)	95,770	1,254,587
Equinix, Inc. (a)	22,470	1,261,690
LoopNet, Inc. (a)	5,800	35,264
McAfee, Inc. (a)	27,030	905,505
S1 Corp. (a)	166,100	855,415
Sapient Corp. (a)	189,500	847,065
VeriSign, Inc. (a)	31,480	594,028
Vocus, Inc. (a)	176,828	2,350,044
		13,819,912
Leisure Time – 0.3%
Royal Caribbean Cruises Ltd.	78,700	630,387
WMS Industries, Inc. (a)	22,780	476,330
		1,106,717
Lodging – 0.9%
Gaylord Entertainment Co. (a)	321,100	2,674,763
Wynn Resorts Ltd. (a)	16,451	328,526
		3,003,289
Machinery — Construction & Mining – 0.5%
Bucyrus International, Inc. Class A	100,900	1,531,662
Machinery — Diversified – 0.5%
Wabtec Corp.	59,300	1,564,334
Manufacturing – 1.0%
Hansen Transmissions International NV (a)	205,886	290,884
Hexcel Corp. (a)	93,900	616,923
Pall Corp.	46,740	954,898
Pentair, Inc.	30,000	650,100
Teleflex, Inc.	15,800	617,622
		3,130,427
Media – 2.7%
FactSet Research Systems, Inc.	171,254	8,560,987
Gannett Co., Inc.	73,300	161,260
		8,722,247
Oil & Gas – 3.6%
Arena Resources, Inc. (a)	33,620	856,638
Atwood Oceanics, Inc. (a)	85,050	1,410,980

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bill Barrett Corp. (a)	205,750	$4,575,880
Cabot Oil & Gas Corp.	34,140	804,680
Comstock Resources, Inc. (a)	20,800	619,840
Helmerich & Payne, Inc.	29,690	676,041
Lundin Petroleum AB (a)	170,100	912,615
St. Mary Land & Exploration Co.	50,610	669,570
Whiting Petroleum Corp. (a)	41,160	1,063,986
		11,590,230
Oil & Gas Services – 0.3%
Complete Production Services, Inc. (a)	78,300	241,164
TETRA Technologies, Inc. (a)	84,200	273,650
Wellstream Holdings PLC	63,578	391,540
		906,354
Pharmaceuticals – 2.0%
Alkermes, Inc. (a)	114,560	1,389,613
Amylin Pharmaceuticals, Inc. (a)	89,120	1,047,160
Auxilium Pharmaceuticals, Inc. (a)	35,300	978,516
Cubist Pharmaceuticals, Inc. (a)	31,060	508,142
The Medicines Co. (a)	54,120	586,661
Omnicare, Inc.	26,400	646,536
Onyx Pharmaceuticals, Inc. (a)	20,150	575,282
OSI Pharmaceuticals, Inc. (a)	18,160	694,801
		6,426,711
Real Estate Investment Trusts (REITS) – 1.3%
AMB Property Corp.	64,730	932,112
American Campus Communities, Inc.	24,700	428,792
Camden Property Trust	7,800	168,324
MFA Financial, Inc.	122,300	719,124
Redwood Trust, Inc.	51,800	795,130
Regency Centers Corp.	42,000	1,115,940
		4,159,422
Retail – 6.0%
Abercrombie & Fitch Co. Class A	39,960	951,048
Advance Auto Parts, Inc.	30,720	1,261,978
Aeropostale, Inc. (a)	38,040	1,010,342
BJ's Wholesale Club, Inc. (a)	43,530	1,392,525
Burger King Holdings, Inc.	46,690	1,071,535
Denny's Corp. (a)	503,900	841,513
Dick's Sporting Goods, Inc. (a)	38,900	555,103
DSW, Inc. Class A (a)	32,800	304,712
FGX International Holdings Ltd. (a)	19,550	227,171
Foot Locker, Inc.	47,300	495,704
Nu Skin Enterprises, Inc. Class A	94,500	991,305
O'Reilly Automotive, Inc. (a)	221,070	7,739,661
OfficeMax, Inc.	81,800	255,216
Papa John's International, Inc. (a)	39,800	910,226
Penske Auto Group, Inc.	79,500	741,735
Urban Outfitters, Inc. (a)	33,310	545,285
		19,295,059
Semiconductors – 1.3%
Brooks Automation, Inc. (a)	68,300	314,863
ON Semiconductor Corp. (a)	728,560	2,841,384
Semtech Corp. (a)	56,100	748,935
Verigy Ltd. (a)	48,500	400,125
		4,305,307
Software – 15.8%
Allscripts Heathcare Solutions, Inc.	425,350	4,376,852
Athenahealth, Inc. (a)	244,900	5,904,539
Autonomy Corp. PLC (a)	38,350	715,974
Blackbaud, Inc.	435,450	5,055,574
Blackboard, Inc. (a)	263,850	8,374,599
Cerner Corp. (a)	11,070	486,748
Commvault Systems, Inc. (a)	398,900	4,375,933
Concur Technologies, Inc. (a)	150,000	2,878,500
Eclipsys Corp. (a)	66,030	669,544
EPIQ Systems, Inc. (a)	211,918	3,820,882
Informatica Corp. (a)	48,400	641,784
Omnicell, Inc. (a)	270,300	2,113,746
Omniture, Inc. (a)	447,180	5,898,304
Red Hat, Inc. (a)	186,500	3,327,160
RightNow Technologies, Inc. (a)	95,557	723,366
Solera Holdings, Inc. (a)	61,070	1,513,315
		50,876,820
Telecommunications – 1.9%
Atheros Communications, Inc. (a)	138,150	2,025,279
MetroPCS Communications, Inc. (a)	86,580	1,478,786
NICE Systems Ltd. ADR (Israel) (a)	48,020	1,193,777
Polycom, Inc. (a)	92,630	1,425,576
		6,123,418
Toys, Games & Hobbies – 0.3%
Marvel Entertainment, Inc. (a)	37,540	996,687
Transportation – 5.0%
Con-way, Inc.	50,000	896,500
Heartland Express, Inc.	35,250	522,053
Hub Group, Inc. Class A (a)	48,360	822,120
J.B. Hunt Transport Services, Inc.	343,030	8,270,453
Kansas City Southern (a)	253,300	3,219,443
Knight Transportation, Inc.	154,500	2,342,220
		16,072,789
Water – 0.3%
Companhia de Saneamento de Minas Gerais	103,000	868,942
TOTAL COMMON STOCK (Cost $399,999,952)		310,359,020
TOTAL EQUITIES (Cost $399,999,952)		310,359,020
WARRANTS – 0.0%
Food – 0.0%
Krispy Kreme Doughnuts, Inc., Expires 3/02/12, Strike 12.21 (a)	6,018	60
TOTAL WARRANTS (Cost $0)		60

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUND – 0.3%
Diversified Financial – 0.3%
iShares Russell 2000 Index Fund	23,000	$964,620
TOTAL MUTUAL FUND (Cost $891,620)		964,620
TOTAL LONG-TERM INVESTMENTS (Cost $400,891,572)		311,323,700
	Principal Amount
SHORT-TERM INVESTMENTS – 3.1%
Repurchase Agreement – 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$10,008,766	10,008,766
TOTAL SHORT-TERM INVESTMENTS (Cost $10,008,766)		10,008,766
TOTAL INVESTMENTS – 99.9% (Cost $410,900,338) (c)		321,332,466
Other Assets/ (Liabilities) – 0.1%		415,216
NET ASSETS – 100.0%		$321,747,682

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $10,008,780. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 8/06/09 - 9/15/24, and an aggregate market value, including accrued interest, of $10,210,985.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.0%
COMMON STOCK – 98.0%
Aerospace & Defense – 0.2%
Argon ST, Inc. (a)	2,400	$45,528
Orbital Sciences Corp. (a)	3,430	40,783
		86,311
Apparel – 0.5%
Carter's, Inc. (a)	7,800	146,718
Deckers Outdoor Corp. (a)	1,290	68,422
		215,140
Banks – 1.1%
First Commonwealth Financial Corp.	32,320	286,678
S&T Bancorp, Inc.	9,890	209,767
		496,445
Beverages – 0.1%
Peet's Coffee & Tea, Inc. (a)	2,210	47,780
Biotechnology – 3.3%
Acorda Therapeutics, Inc. (a)	5,720	113,313
Alexion Pharmaceuticals, Inc. (a)	5,810	218,805
Bio-Rad Laboratories, Inc. Class A (a)	3,010	198,359
Celera Corp. (a)	7,580	57,835
Enzon Pharmaceuticals, Inc. (a)	14,240	86,437
Integra LifeSciences Holdings Corp. (a)	1,950	48,224
Martek Biosciences Corp.	2,930	53,472
Myriad Genetics, Inc. (a)	15,460	702,966
Regeneron Pharmaceuticals, Inc. (a)	4,530	62,786
		1,542,197
Chemicals – 3.5%
CF Industries Holdings, Inc.	5,750	408,997
Huntsman Corp.	138,610	433,849
Quaker Chemical Corp.	14,030	111,398
Terra Industries, Inc.	24,240	680,902
		1,635,146
Coal – 0.9%
Alpha Natural Resources, Inc. (a)	23,925	424,669
Commercial Services – 9.3%
Administaff, Inc.	5,120	108,186
American Public Education, Inc. (a)	4,435	186,536
Chemed Corp.	1,960	76,244
Corinthian Colleges, Inc. (a)	7,070	137,512
Cornell Cos., Inc. (a)	7,430	121,629
Emergency Medical Services Corp. Class A (a)	2,304	72,323
Exponent, Inc. (a)	2,630	66,618
FTI Consulting, Inc. (a)	21,000	1,039,080
The Geo Group, Inc. (a)	43,884	581,463
Huron Consulting Group, Inc. (a)	6,480	274,946
ICF International, Inc. (a)	3,010	69,140
Interactive Data Corp.	4,510	112,119
K12, Inc. (a)	4,776	66,386
Kendle International, Inc. (a)	4,690	98,302
Landauer, Inc.	800	40,544
Lender Processing Services, Inc.	11,410	349,260
Lincoln Educational Services Corp. (a)	2,300	42,136
Monster Worldwide, Inc. (a)	30,330	247,189
Quanta Services, Inc. (a)	7,830	167,953
Riskmetrics Group, Inc. (a)	2,330	33,296
Ritchie Bros. Auctioneers, Inc.	22,390	416,230
Team, Inc. (a)	5,380	63,054
		4,370,146
Computers – 2.8%
CACI International, Inc. Class A (a)	1,860	67,871
Compellent Technologies, Inc. (a)	68,210	740,761
Netezza Corp. (a)	63,860	434,248
Riverbed Technology, Inc. (a)	7,537	98,584
		1,341,464
Cosmetics & Personal Care – 0.3%
Alberto-Culver Co.	6,470	146,287
Distribution & Wholesale – 0.8%
Fossil, Inc. (a)	4,700	73,790
MWI Veterinary Supply, Inc. (a)	6,015	171,307
Owens & Minor, Inc.	3,480	115,293
Pool Corp.	2,950	39,530
		399,920
Diversified Financial – 0.9%
Investment Technology Group, Inc. (a)	16,955	432,692
Electric – 0.4%
Allete, Inc.	2,600	69,394
Unisource Energy Corp.	4,730	133,339
		202,733
Electrical Components & Equipment – 0.6%
Advanced Energy Industries, Inc. (a)	36,095	271,795
Electronics – 3.1%
Cogent, Inc. (a)	8,610	102,459
Coherent, Inc. (a)	30,985	534,491
Dolby Laboratories, Inc. Class A (a)	10,850	370,094
FEI Co. (a)	3,230	49,839
II-VI, Inc. (a)	4,180	71,812
Oyo Geospace Corp. (a)	22,059	288,091
Varian, Inc. (a)	1,580	37,509
Vishay Intertechnology, Inc. (a)	6,790	23,629
		1,477,924
Entertainment – 5.1%
Bally Technologies, Inc. (a)	48,240	888,581
Lions Gate Entertainment Corp. (a)	18,430	93,072
Macrovision Solutions Corp. (a)	47,080	837,553
Penn National Gaming, Inc. (a)	11,495	277,604
Shuffle Master, Inc. (a)	101,070	290,071
		2,386,881

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls – 1.7%
Clean Harbors, Inc. (a)	2,080	$99,840
EnergySolutions, Inc.	4,190	36,244
Waste Connections, Inc. (a)	25,525	655,992
		792,076
Foods – 0.5%
Hain Celestial Group, Inc. (a)	7,280	103,667
Spartan Stores, Inc.	8,940	137,766
		241,433
Health Care — Products – 8.9%
American Medical Systems Holdings, Inc. (a)	81,785	911,903
Bruker Corp. (a)	10,233	63,035
CardioNet, Inc. (a)	2,770	77,726
Cutera, Inc. (a)	45,650	291,703
ev3, Inc. (a)	6,200	44,020
Genomic Health, Inc. (a)	1,510	36,814
Haemonetics Corp. (a)	3,150	173,502
Hansen Medical, Inc. (a)	15,280	61,426
Immucor, Inc. (a)	6,300	158,445
Masimo Corp. (a)	3,470	100,561
Nuvasive, Inc. (a)	3,590	112,654
PSS World Medical, Inc. (a)	11,780	169,043
ResMed, Inc. (a)	3,620	127,931
Thoratec Corp. (a)	54,745	1,406,399
Vital Images, Inc. (a)	19,975	225,118
Volcano Corp. (a)	4,694	68,298
West Pharmaceutical Services, Inc.	3,240	106,304
Wright Medical Group, Inc. (a)	3,410	44,432
		4,179,314
Health Care — Services – 5.7%
Amedisys, Inc. (a)	9,445	259,643
Centene Corp. (a)	37,290	671,966
Genoptix, Inc. (a)	13,235	361,051
ICON PLC Sponsored ADR (Ireland) (a)	40,135	648,180
Lincare Holdings, Inc. (a)	26,105	569,089
Mednax, Inc. (a)	2,120	62,476
Thermo Fisher Scientific, Inc. (a)	3,600	128,412
		2,700,817
Home Furnishing – 2.3%
DTS, Inc. (a)	10,750	258,645
Universal Electronics, Inc. (a)	46,318	838,356
		1,097,001
Household Products – 0.1%
Central Garden and Pet Co. (a)	5,070	38,583
Insurance – 2.1%
Arch Capital Group Ltd. (a)	2,620	141,113
ProAssurance Corp. (a)	5,920	275,990
RLI Corp.	6,150	308,730
Tower Group, Inc.	2,840	69,949
Validus Holdings Ltd.	7,170	169,786
		965,568
Internet – 4.3%
CyberSources Corp. (a)	7,270	107,669
Internet Capital Group, Inc. (a)	28,845	116,245
j2 Global Communications, Inc. (a)	8,460	185,189
Netflix, Inc. (a)	17,655	757,753
TIBCO Software, Inc. (a)	138,215	811,322
Valueclick, Inc. (a)	4,740	40,337
		2,018,515
Leisure Time – 1.1%
WMS Industries, Inc. (a)	24,745	517,418
Manufacturing – 0.5%
Hexcel Corp. (a)	36,785	241,677
Media – 0.8%
FactSet Research Systems, Inc.	7,345	367,176
Metal Fabricate & Hardware – 1.1%
Northwest Pipe Co. (a)	18,310	521,286
Mining – 0.2%
Aurizon Mines Ltd.	16,280	73,260
Oil & Gas – 1.5%
Arena Resources, Inc. (a)	8,310	211,739
Concho Resources, Inc. (a)	10,680	273,301
Encore Aquisition Co. (a)	3,550	82,608
Plains Exploration & Production Co. (a)	7,160	123,367
		691,015
Oil & Gas Services – 4.4%
Core Laboratories NV	5,875	429,815
Dril-Quip, Inc. (a)	7,170	220,119
Lufkin Industries, Inc.	21,645	819,913
NATCO Group, Inc. Class A (a)	6,390	120,963
Oceaneering International, Inc. (a)	13,235	487,974
		2,078,784
Pharmaceuticals – 5.2%
Align Technology, Inc. (a)	8,940	70,894
Alkermes, Inc. (a)	5,000	60,650
Alnylam Pharmaceuticals, Inc. (a)	4,012	76,388
BioMarin Pharmaceuticals, Inc. (a)	41,590	513,637
Cadence Pharmaceuticals, Inc. (a)	6,170	57,875
Cubist Pharmaceuticals, Inc. (a)	19,165	313,539
HealthExtras, Inc. (a)	6,920	137,154
Herbalife Ltd.	17,850	267,393
Medarex, Inc. (a)	12,340	63,304
Onyx Pharmaceuticals, Inc. (a)	10,225	291,924
OSI Pharmaceuticals, Inc. (a)	3,770	144,240
Perrigo Co.	12,630	313,603
PharMerica Corp. (a)	2,500	41,600
United Therapeutics Corp. (a)	1,330	87,900
		2,440,101
Retail – 8.8%
Aeropostale, Inc. (a)	2,710	71,978
BJ's Restaurants, Inc. (a)	47,325	658,291
Casey's General Stores, Inc.	7,360	196,218
Cash America International, Inc.	41,295	646,680
Chipotle Mexican Grill, Inc. Class B (a)	2,122	121,612
Copart, Inc. (a)	10,820	320,921
Ezcorp, Inc. (a)	3,430	39,685

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genesco, Inc. (a)	52,750	$993,282
Hibbett Sports, Inc. (a)	7,699	147,975
Lumber Liquidators, Inc. (a)	1,690	21,547
MSC Industrial Direct Co., Inc. Class A	6,720	208,790
Nu Skin Enterprises, Inc. Class A	13,770	144,447
P.F. Chang's China Bistro, Inc. (a)	2,410	55,141
Papa John's International, Inc. (a)	5,680	129,902
Texas Roadhouse, Inc. Class A (a)	16,270	155,053
Tractor Supply Co. (a)	1,700	61,302
Wendy's/Arby's Group, Inc. Class A	21,970	110,509
Williams-Sonoma, Inc.	6,330	63,806
		4,147,139
Semiconductors – 3.3%
ATMI, Inc. (a)	9,470	146,122
Diodes, Inc. (a)	10,460	110,980
Formfactor, Inc. (a)	2,790	50,276
Lam Research Corp. (a)	5,640	128,423
Mellanox Technologies Ltd. (a)	7,140	59,476
Novellus Systems, Inc. (a)	9,160	152,331
PMC-Sierra, Inc. (a)	22,440	143,167
Teradyne, Inc. (a)	23,310	102,098
Varian Semiconductor Equipment Associates, Inc. (a)	30,535	661,388
		1,554,261
Software – 7.9%
ANSYS, Inc. (a)	24,135	605,788
Eclipsys Corp. (a)	84,899	860,876
Informatica Corp. (a)	28,705	380,628
ManTech International Corp. Class A (a)	5,410	226,679
Metavante Technologies, Inc. (a)	13,991	279,260
Novell, Inc. (a)	63,575	270,830
Phase Forward, Inc. (a)	5,190	66,380
Quality Systems, Inc.	16,755	758,164
SkillSoft PLC Sponsored ADR (Ireland) (a)	23,110	154,606
Sybase, Inc. (a)	3,530	106,924
		3,710,135
Telecommunications – 2.8%
Atheros Communications, Inc. (a)	4,730	69,342
BigBand Networks, Inc. (a)	7,010	45,916
Ciena Corp. (a)	9,240	71,887
EMS Technologies, Inc. (a)	43,540	760,208
Netgear, Inc. (a)	7,620	91,821
Neutral Tandem, Inc. (a)	3,254	80,081
Polycom, Inc. (a)	11,820	181,910
		1,301,165
Transportation – 1.9%
Knight Transportation, Inc.	10,520	159,483
Landstar System, Inc.	13,665	457,368
UTI Worldwide, Inc.	23,940	286,083
		902,934
TOTAL COMMON STOCK (Cost $55,232,156)		46,057,188
TOTAL EQUITIES (Cost $55,232,156)		46,057,188
TOTAL LONG-TERM INVESTMENTS (Cost $55,232,156)		46,057,188
	Principal Amount
SHORT-TERM INVESTMENTS – 2.0%
Repurchase Agreement – 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$951,672	951,672
TOTAL SHORT-TERM INVESTMENTS (Cost $951,672)		951,672
TOTAL INVESTMENTS – 100.0% (Cost $56,183,828) (c)		47,008,860
Other Assets/ (Liabilities) – 0.0%		13,032
NET ASSETS – 100.0%		$47,021,892

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $951,672. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% - 4.006%, maturity dates ranging from 6/24/09 - 10/01/41, and an aggregate market value, including accrued interest, of $971,847.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.7%
COMMON STOCK – 95.7%
Airlines – 1.0%
Allegiant Travel Co. (a)	7,000	$318,220
Beverages – 0.8%
Green Mountain Coffee Roasters, Inc. (a)	5,400	259,200
Biotechnology – 7.5%
Alexion Pharmaceuticals, Inc. (a)	12,300	463,218
Bio-Rad Laboratories, Inc. Class A (a)	3,475	229,002
Illumina, Inc. (a)	22,015	819,839
Myriad Genetics, Inc. (a)	21,400	973,058
		2,485,117
Commercial Services – 15.1%
Alliance Data Systems Corp. (a)	9,345	345,298
American Public Education, Inc. (a)	10,659	448,317
Career Education Corp. (a)	19,200	460,032
Corinthian Colleges, Inc. (a)	59,921	1,165,463
HMS Holdings Corp. (a)	7,800	256,620
ITT Educational Services, Inc. (a)	8,700	1,056,354
K12, Inc. (a)	12,602	175,168
Kendle International, Inc. (a)	12,220	256,131
Kenexa Corp. (a)	14,225	76,673
Lincoln Educational Services Corp. (a)	7,500	137,400
PAREXEL International Corp. (a)	34,235	333,107
VistaPrint Ltd. (a)	10,800	296,892
		5,007,455
Computers – 2.5%
iGate Corp.	29,834	96,662
IHS, Inc. Class A (a)	10,530	433,625
MICROS Systems, Inc. (a)	15,437	289,444
		819,731
Distribution & Wholesale – 0.4%
WESCO International, Inc. (a)	7,303	132,330
Diversified Financial – 1.5%
Ocwen Financial Corp. (a)	18,300	209,169
Portfolio Recovery Associates, Inc. (a)	10,998	295,186
		504,355
Electrical Components & Equipment – 2.9%
A-Power Energy Generation Systems Ltd. (a)	22,903	99,399
American Superconductor Corp. (a)	16,869	292,002
Greatbatch, Inc. (a)	12,048	233,129
Powell Industries, Inc. (a)	9,757	344,520
		969,050
Electronics – 1.1%
American Science & Engineering, Inc.	4,800	267,840
Daktronics, Inc.	15,075	98,741
		366,581
Energy — Alternate Sources – 0.6%
FuelCell Energy, Inc. (a)	44,785	107,484
Headwaters, Inc. (a)	32,880	103,243
		210,727
Engineering & Construction – 2.0%
Layne Christensen Co. (a)	10,397	167,080
URS Corp. (a)	12,526	506,175
		673,255
Entertainment – 1.3%
Macrovision Solutions Corp. (a)	24,300	432,297
Environmental Controls – 0.2%
Darling International, Inc. (a)	18,111	67,192
Foods – 3.9%
American Italian Pasta Co. Class A (a)	20,800	724,048
Corn Products International, Inc.	13,786	292,263
Lancaster Colony Corp.	6,800	282,064
		1,298,375
Health Care — Products – 8.2%
Bruker Corp. (a)	26,550	163,548
Cyberonics, Inc. (a)	16,650	220,945
ICU Medical, Inc. (a)	7,600	244,112
Luminex Corp. (a)	16,106	291,841
Nuvasive, Inc. (a)	8,191	257,034
Thoratec Corp. (a)	31,416	807,077
Volcano Corp. (a)	31,858	463,534
Wright Medical Group, Inc. (a)	19,352	252,156
		2,700,247
Health Care — Services – 1.2%
Genoptix, Inc. (a)	14,900	406,472
Household Products – 2.1%
Helen of Troy Ltd. (a)	16,048	220,660
The Scotts Miracle-Gro Co. Class A	13,400	464,980
		685,640
Insurance – 5.6%
Argo Group International Holdings Ltd. (a)	7,065	212,868
Fidelity National Financial, Inc. Class A	31,800	620,418
Life Partners Holdings, Inc.	21,875	373,188
Validus Holdings Ltd.	26,525	628,112
		1,834,586
Internet – 9.5%
Asiainfo Holdings, Inc. (a)	50,060	843,511
Avocent Corp. (a)	10,139	123,088
CyberSources Corp. (a)	27,610	408,904
Netflix, Inc. (a)	6,400	274,688
NIC, Inc.	59,621	310,029
Shanda Interactive Entertainment Ltd. Sponsored ADR (Cayman Islands) (a)	20,509	810,721
TeleCommunication Systems, Inc. Class A (a)	40,700	373,219
		3,144,160

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Construction & Mining – 0.4%
Bucyrus International, Inc. Class A	9,165	$139,125
Machinery — Diversified – 1.9%
Roper Industries, Inc.	6,578	279,236
Wabtec Corp.	12,812	337,981
		617,217
Manufacturing – 0.8%
American Railcar Industries, Inc.	8,134	62,063
Ameron International Corp.	3,561	187,522
		249,585
Media – 0.4%
Central European Media Enterprises Ltd. (a)	10,215	117,064
Metal Fabricate & Hardware – 1.9%
Circor International, Inc.	8,201	184,687
Kaydon Corp.	16,258	444,331
		629,018
Mining – 0.9%
IAMGOLD Corp.	36,500	312,075
Office Furnishings – 0.5%
Herman Miller, Inc.	15,094	160,902
Oil & Gas – 1.4%
GMX Resources, Inc. (a)	4,287	27,866
Tesoro Corp.	13,500	181,845
Western Refining, Inc.	20,200	241,188
		450,899
Pharmaceuticals – 3.7%
Mylan, Inc. (a)	45,883	615,291
Neogen Corp. (a)	9,073	198,064
Omnicare, Inc.	17,200	421,228
		1,234,583
Retail – 3.5%
99 Cents Only Stores (a)	16,363	151,194
Family Dollar Stores, Inc.	6,800	226,916
The Finish Line, Inc. Class A	42,742	282,952
Ulta Salon Cosmetics & Fragrance, Inc. (a)	20,278	134,240
The Wet Seal, Inc. Class A (a)	107,241	360,330
		1,155,632
Semiconductors – 0.4%
Advanced Analogic Technologies, Inc. (a)	33,624	121,046
Software – 8.4%
Blackboard, Inc. (a)	17,920	568,781
Concur Technologies, Inc. (a)	9,996	191,823
EPIQ Systems, Inc. (a)	15,571	280,745
Informatica Corp. (a)	28,307	375,351
Longtop Financial Technologies Ltd. Sponsored ADR (Cayman Islands) (a)	7,000	148,610
Pegasystems, Inc.	3,300	61,281
SkillSoft PLC Sponsored ADR (Ireland) (a)	71,831	480,550
Sybase, Inc. (a)	9,000	272,610
The Ultimate Software Group, Inc. (a)	14,024	242,054
Wind River Systems, Inc. (a)	23,180	148,352
		2,770,157
Telecommunications – 4.1%
Neutral Tandem, Inc. (a)	22,961	565,070
NICE Systems Ltd. ADR (Israel) (a)	18,779	466,846
Starent Networks Corp. (a)	20,800	328,848
		1,360,764
TOTAL COMMON STOCK (Cost $39,135,086)		31,633,057
TOTAL EQUITIES (Cost $39,135,086)		31,633,057
WARRANTS – 0.0%
Internet – 0.0%
Lantronix, Inc., Expires 2/09/11, Strike 4.68 (b)	842	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $39,135,086)		31,633,057
	Principal Amount
SHORT-TERM INVESTMENTS – 4.5%
Repurchase Agreement – 4.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (c)	$1,478,409	1,478,409
TOTAL SHORT-TERM INVESTMENTS (Cost $1,478,409)		1,478,409
TOTAL INVESTMENTS – 100.2% (Cost $40,613,495) (d)		33,111,466
Other Assets/ (Liabilities) – (0.2)%		(60,481)
NET ASSETS – 100.0%		$33,050,985

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,478,411. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% - 4.006%, maturity dates ranging from 6/24/09 - 10/01/41, and an aggregate market value, including accrued interest, of $1,510,587.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.2%
COMMON STOCK – 96.0%
Aerospace & Defense – 0.5%
European Aeronautic Defence and Space Co.	56,550	$656,666
Airlines – 1.0%
Deutsche Lufthansa AG	83,900	910,706
Qantas Airways Ltd.	275,746	333,976
		1,244,682
Auto Manufacturers – 2.7%
Honda Motor Co. Ltd.	24,000	573,255
Nissan Motor Co. Ltd.	379,000	1,366,882
Renault SA	48,200	993,612
Toyota Motor Corp.	15,700	502,679
		3,436,428
Banks – 17.4%
ABSA Group Ltd.	30,600	309,967
Australia & New Zealand Banking Group Ltd.	130,400	1,426,398
Banco do Brasil SA	115,700	847,915
Barclays PLC	470,400	999,898
BNP Paribas	47,900	1,970,486
Canadian Imperial Bank Of Commerce	14,204	517,021
Credit Agricole SA	141,026	1,549,048
Deutsche Bank AG	54,400	2,208,485
HSBC Holdings PLC	202,100	1,139,984
Intesa Sanpaolo	300,700	825,363
Itau Unibanco Banco Multiplo SA Sponsored ADR (Brazil)	64,976	706,940
KB Financial Group, Inc. (a)	100,200	2,418,552
Lloyds TSB Group PLC	714,101	729,389
National Australia Bank Ltd.	67,100	936,518
National Bank of Canada	4,900	156,511
Nordea Bank AB	100	497
Societe Generale	51,300	2,010,578
Standard Bank Group Ltd.	149,478	1,250,505
Sumitomo Mitsui Financial Group, Inc.	39,800	1,401,563
Toronto-Dominion Bank	14,300	493,060
		21,898,678
Chemicals – 2.5%
BASF SE	49,800	1,508,858
LG Chem Ltd. (b)	9,780	624,568
Mitsubishi Chemical Holding Corp.	231,500	796,540
Tosoh Corp.	93,000	177,515
		3,107,481
Commercial Services – 0.1%
Macquarie Infrastructure Group	176,961	180,691
Computers – 1.5%
Compal Electronics, Inc.	630,135	453,312
Fujitsu	311,000	1,167,942
Lenovo Group Ltd.	1,172,000	272,776
		1,894,030
Distribution & Wholesale – 1.4%
Mitsubishi Corp.	50,700	673,426
Mitsui & Co. Ltd.	114,000	1,158,595
		1,832,021
Diversified Financial – 2.8%
Credit Suisse Group	60,200	1,823,844
Hana Financial Group, Inc.	58,000	894,948
UBS AG (a)	81,554	773,864
		3,492,656
Electric – 3.6%
CEZ AS	39,300	1,391,591
E.ON AG	57,600	1,600,237
RWE AG	16,000	1,122,729
The Tokyo Electric Power Co., Inc.	18,400	458,527
		4,573,084
Electrical Components & Equipment – 2.0%
Hitachi Ltd.	143,000	392,057
Sharp Corp.	125,000	997,413
Toshiba Corp.	445,000	1,160,089
		2,549,559
Electronics – 1.6%
AU Optronics Corp.	1,593,000	1,327,259
Koninklijke Philips Electronics NV	46,340	682,681
		2,009,940
Foods – 3.3%
Associated British Foods PLC	123,800	1,129,194
Delhaize Group	17,000	1,100,441
Koninlijke Ahold NV	141,480	1,545,939
Suedzucker AG	17,500	336,941
		4,112,515
Forest Products & Paper – 0.8%
Stora Enso Oyj Class R (a)	14,400	50,888
Svenska Cellulosa AB Class B	133,700	1,010,794
		1,061,682
Gas – 1.2%
Centrica PLC	456,500	1,487,385
Holding Company — Diversified – 0.9%
Bidvest Group Ltd.	30,502	281,341
Drax Group PLC	69,000	508,636
TUI Travel PLC	114,000	373,123
		1,163,100
Home Furnishing – 0.3%
Sony Corp.	18,000	368,444
Insurance – 5.6%
Allianz SE	24,834	2,088,082
Aviva PLC	264,432	814,619
Fairfax Financial Holdings Ltd.	3,000	775,913
ING Groep NV	175,800	980,047
Muenchener Rueckversicherungs AG	14,900	1,816,429
Power Corp. of Canada/Canada	8,300	129,394
Sun Life Financial, Inc.	22,035	399,286
		7,003,770
Iron & Steel – 1.6%
ArcelorMittal	39,200	794,013
China Steel Corp.	719,290	471,992
JFE Holdings, Inc.	26,800	591,152
Magnitogorsk Iron & Steel Works Registered Sponsored GDR (Russia)	37,200	114,494
		1,971,651

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time – 0.4%
Thomas Cook Group PLC	154,600	$529,672
Machinery — Diversified – 0.7%
Volvo AB	157,300	830,294
Media – 0.7%
Lagardere S.C.A	32,900	920,233
Mining – 2.1%
Antofagasta PLC	88,900	639,340
BHP Billiton Ltd.	29,400	652,417
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	231,814	1,390,884
		2,682,641
Oil & Gas – 17.3%
BP PLC	277,400	1,849,834
China Petrolium and Chemical Corp. Class H	3,240,000	2,078,714
ENI SpA	94,900	1,823,647
LUKOIL Sponsored ADR (Russia)	103,300	3,873,750
Nexen, Inc.	46,519	789,064
Nippon Mining Holdings, Inc.	244,000	982,811
Petro-Canada	56,500	1,518,232
Petroleo Brasileiro SA Sponsored ADR (Brazil)	20,300	497,350
PTT Public Co. Ltd.	120,800	524,551
Royal Dutch Shell PLC Class A	154,000	3,457,306
StatoilHydro ASA	95,900	1,671,432
Thai Oil PLC	395,600	284,444
Total SA	49,800	2,465,135
		21,816,270
Pharmaceuticals – 6.1%
AstraZeneca PLC	16,000	565,495
Bayer AG	30,100	1,439,215
GlaxoSmithKline PLC	136,100	2,111,554
Novartis AG	33,140	1,249,402
Sanofi-Aventis	41,300	2,313,215
		7,678,881
Semiconductors – 4.3%
Samsung Electronics Co. Ltd.	7,960	3,287,570
United Microelectronics Corp.	6,274,915	2,073,631
		5,361,201
Telecommunications – 13.2%
Bce, Inc.	52,000	1,036,328
Bezeq Israeli Telecommunication Corp. Ltd.	292,900	458,130
China Telecom Corp. Ltd. Class H	942,000	391,567
Deutsche Telekom AG	51,500	639,448
France Telecom SA	68,000	1,543,418
KDDI Corp.	107	504,045
Nippon Telegraph & Telephone Corp.	42,400	1,607,646
Nokia Oyj	134,200	1,568,095
Partner Communications Co. Ltd.	13,380	200,771
Telecom Italia SpA	884,500	1,133,158
Telecom Italia SpA- RSP	656,100	667,714
Telefonaktiebolaget LM Ericsson Class B	193,000	1,561,812
Telefonica SA	115,000	2,292,375
Telefonos de Mexico SAB de CV Class L Sponsored ADR (Mexico)	41,600	625,664
Vodafone Group PLC	1,385,500	2,411,787
		16,641,958
Toys, Games & Hobbies – 0.4%
Namco Bandai Holdings, Inc.	50,500	503,345
TOTAL COMMON STOCK (Cost $215,135,269)		121,008,958
PREFERRED STOCK – 1.2%
Iron & Steel – 0.2%
Usinas Siderurgicas de Minas Gerais SA Class A	21,600	276,809
Semiconductors – 1.0%
Samsung Electronics Co. Ltd.	5,400	1,241,806
TOTAL PREFERRED STOCK (Cost $3,000,687)		1,518,615
TOTAL EQUITIES (Cost $218,135,956)		122,527,573
RIGHTS – 0.2%
Banks – 0.2%
HSBC Holdings PLC (a)	84,208	169,753
Nordea Bank AB (a)	1,100	125
Diversified Financial – 0.0%
Fortis (b)	80,066	-
TOTAL RIGHTS (Cost $352)		169,878
TOTAL LONG-TERM INVESTMENTS (Cost $218,136,308)		122,697,451
	Principal Amount
SHORT-TERM INVESTMENTS – 5.0%
Repurchase Agreement – 5.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (c)	$6,311,292	6,311,292
TOTAL SHORT-TERM INVESTMENTS (Cost $6,311,292)		6,311,292
TOTAL INVESTMENTS – 102.4% (Cost $224,447,600) (d)		129,008,743
Other Assets/ (Liabilities) – (2.4)%		(2,978,628)
NET ASSETS – 100.0%		$126,030,115

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $6,311,300. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $6,442,422.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.2%
COMMON STOCK – 96.2%
Advertising – 1.1%
Publicis Groupe	165,700	$4,234,373
Aerospace & Defense – 0.0%
European Aeronautic Defence and Space Co.	9,070	105,322
Airlines – 0.0%
Qantas Airways Ltd.	163,500	198,027
Apparel – 0.4%
Burberry Group PLC	305,150	1,218,777
Yue Yuen Industrial Holdings Ltd.	88,500	203,332
		1,422,109
Auto Manufacturers – 3.2%
Bayerische Motoren Werke AG	102,600	2,971,421
Daimler AG	144,400	3,663,526
Honda Motor Co. Ltd.	56,200	1,342,372
Isuzu Motors Ltd.	79,000	97,151
Nissan Motor Co. Ltd.	190,000	685,244
Renault SA	22,600	465,884
Toyota Motor Corp.	105,700	3,384,281
		12,609,879
Banks – 6.3%
ABSA Group Ltd.	8,800	89,141
Australia & New Zealand Banking Group Ltd.	46,800	511,928
Banco do Brasil SA	57,200	419,194
Bank of Ireland	1,038,100	703,652
Barclays PLC	190,600	405,146
BNP Paribas	125,300	5,154,528
Credit Agricole SA	61,760	678,380
Deutsche Bank AG	20,300	824,122
Erste Bank der oesterreichischen Sparkassen AG	101,854	1,738,692
The Governor & Co. of the Bank of Ireland	434,500	297,393
HSBC Holdings PLC	288,040	1,624,745
Intesa Sanpaolo	748,855	2,055,462
Itau Unibanco Banco Multiplo SA Sponsored ADR (Brazil)	20,700	225,220
Julius Baer Holding AG	87,588	2,146,257
KB Financial Group, Inc. (a)	45,700	1,103,072
Komercni Banka AS	11,870	1,180,261
Lloyds TSB Group PLC	1,241,112	1,267,682
Nordea Bank AB	54,000	268,506
Societe Generale	15,200	595,727
Standard Bank Group Ltd.	52,700	440,878
Standard Chartered PLC	210,331	2,599,683
Sumitomo Mitsui Financial Group, Inc.	16,300	574,007
Turkiye Garanti Bankasi AS (a)	150,600	213,625
		25,117,301
Beverages – 4.8%
Diageo PLC	611,257	6,877,229
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	79,700	2,009,237
Grupo Modelo SAB de CV Class C	410,800	1,239,769
Heineken NV	200,690	5,704,195
Pernod-Ricard SA	60,736	3,388,201
		19,218,631
Building Materials – 0.5%
Geberit AG Registered	24,100	2,159,999
Chemicals – 5.7%
Air Liquide	47,972	3,889,837
Akzo Nobel N.V.	74,900	2,832,676
Arkema SA	3,100	48,948
BASF SE	16,600	502,953
DIC Corp.	60,000	88,247
Givaudan SA Registered	10,590	5,479,566
LG Chem Ltd. (b)	2,450	156,461
Linde AG	97,450	6,609,188
Mitsubishi Chemical Holding Corp.	79,000	271,821
Shin-Etsu Chemical Co. Ltd.	56,400	2,763,450
		22,643,147
Commercial Services – 2.4%
Adecco SA	118,400	3,699,976
Experian Group Ltd.	412,000	2,571,746
G4S PLC	843,800	2,326,938
Macquarie Infrastructure Group	103,100	105,273
Meitec Corp.	67,900	844,074
		9,548,007
Computers – 0.2%
Compal Electronics, Inc.	273,000	196,393
Fujitsu	117,000	439,387
Lenovo Group Ltd.	266,000	61,910
		697,690
Cosmetics & Personal Care – 1.0%
Kao Corp.	212,000	4,149,641
Distribution & Wholesale – 0.9%
Hitachi High-Technologies Corp.	5,900	83,438
Li & Fung Ltd.	942,800	2,214,703
Mitsubishi Corp.	46,800	621,624
Mitsui & Co. Ltd.	49,000	497,992
		3,417,757
Diversified Financial – 5.4%
Aeon Credit Service Co. Ltd.	146,800	1,331,217
Credit Suisse Group	202,000	6,119,876
Daiwa Securities Group, Inc.	1,147,520	5,070,469
Deutsche Boerse AG	31,460	1,897,024
Hana Financial Group, Inc.	24,200	373,409
Redecard SA	18,600	226,647
Schroders PLC	303,000	3,430,054
UBS AG (a)	330,927	3,140,157
		21,588,853
Electric – 1.0%
A2A SpA	223,700	338,840
CEZ AS	23,100	817,958
E.ON AG	88,775	2,466,338
RWE AG	2,020	141,745
The Tokyo Electric Power Co., Inc.	9,100	226,771
		3,991,652
Electrical Components & Equipment – 2.5%
Furukawa Electric Co. Ltd.	27,000	76,320
Hitachi Ltd.	107,000	293,357
Legrand Promesses	157,110	2,728,116
Schneider Electric SA	90,694	6,009,958
Sharp Corp.	72,000	574,510
Toshiba Corp.	166,000	432,752
		10,115,013

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics – 3.6%
AU Optronics Corp.	1,260,000	$1,049,810
Fanuc Ltd.	40,300	2,757,238
Hirose Electric Co. Ltd.	15,800	1,527,852
Hoya Corp.	218,600	4,319,745
Koninklijke Philips Electronics NV	14,520	213,909
Omron Corp.	364,100	4,313,586
Orbotech Ltd. (a)	33,200	125,828
		14,307,968
Entertainment – 0.7%
Ladbrokes PLC	490,694	1,278,804
William Hill PLC	600,126	1,454,691
		2,733,495
Foods – 3.8%
Associated British Foods PLC	37,800	344,778
Delhaize Group	7,800	504,908
Koninlijke Ahold NV	23,800	260,061
Nestle SA	360,801	12,198,997
Suedzucker AG	8,300	159,806
Tesco PLC	333,377	1,589,808
		15,058,358
Gas – 1.4%
Centrica PLC	192,100	625,907
Gaz De France	143,185	4,913,573
		5,539,480
Health Care — Products – 2.3%
Luxottica Group SpA	187,900	2,911,305
Sonova Holding AG	24,112	1,456,444
Synthes, Inc.	44,113	4,902,691
		9,270,440
Holding Company — Diversified – 2.8%
Bidvest Group Ltd.	35,552	327,920
LVMH Moet Hennessy Louis Vuitton SA	168,406	10,536,758
TUI Travel PLC	48,800	159,723
		11,024,401
Home Furnishing – 0.1%
Sony Corp.	24,300	497,400
Household Products – 2.0%
Reckitt Benckiser Group PLC	208,368	7,813,791
Insurance – 3.0%
Allianz SE	66,900	5,625,058
Aviva PLC	94,500	291,120
AXA SA	283,217	3,432,287
Fairfax Financial Holdings Ltd.	800	206,910
Industrial Alliance Insurance and Financial Services, Inc.	3,600	56,637
ING Groep NV	46,000	256,440
Muenchener Rueckversicherungs AG	5,700	694,876
QBE Insurance Group Ltd.	55,962	749,166
Swiss Reinsurance	43,479	708,638
		12,021,132
Iron & Steel – 0.3%
ArcelorMittal	25,200	510,437
China Steel Corp.	594,000	389,778
JFE Holdings, Inc.	15,700	346,309
		1,246,524
Machinery — Construction & Mining – 0.3%
BHP Billiton PLC	62,280	1,228,662
Machinery — Diversified – 0.3%
Kone OYJ	32,000	661,778
Volvo AB	81,550	430,454
		1,092,232
Manufacturing – 0.7%
Bombardier, Inc. Class B	71,000	165,607
Konica Minolta Holdings, Inc.	81,000	701,178
Smiths Group PLC	213,840	2,040,918
		2,907,703
Media – 6.2%
British Sky Broadcasting Group PLC	517,000	3,197,627
Gestevision Telecinco SA	314,600	2,173,641
Grupo Televisa SA Sponsored ADR (Mexico)	251,000	3,423,640
Johnston Press PLC	2,011,600	190,330
Societe Television Francaise 1	428,100	3,344,265
Thomson Reuters PLC	125,700	2,806,002
Vivendi SA	89,190	2,352,113
Wolters Kluwer NV	228,460	3,701,932
WPP PLC	645,673	3,617,650
		24,807,200
Metal Fabricate & Hardware – 0.9%
Assa Abloy AB, Series B	317,000	2,953,877
Jiangxi Copper Co. Ltd.	98,000	101,788
Vallourec SA	3,700	342,354
		3,398,019
Mining – 0.2%
BHP Billiton Ltd.	12,600	279,607
International Nickel Indonesia Tbk PT	316,500	60,573
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	50,731	304,386
		644,566
Office Equipment/Supplies – 2.3%
Canon, Inc.	321,350	9,357,607
Oil & Gas – 6.2%
BP PLC	181,500	1,210,328
China Petrolium and Chemical Corp. Class H	1,402,000	899,493
CNOOC Ltd.	1,280,000	1,274,130
EnCana Corp.	51,700	2,099,537
ENI SpA	36,300	697,559
INPEX Holdings, Inc.	615	4,226,757
LUKOIL Sponsored ADR (Russia)	25,850	969,375
Nexen, Inc.	23,334	395,796
Petro-Canada	24,700	663,723
PTT Public Co. Ltd.	72,200	313,515
Royal Dutch Shell PLC Class A	177,500	3,976,873
Royal Dutch Shell PLC Class A	72,700	1,632,118
StatoilHydro ASA	43,100	751,186
Thai Oil PLC	98,600	70,895
Total SA	113,130	5,600,014
		24,781,299
Packaging & Containers – 0.1%
Amcor Ltd.	65,100	200,836
Pharmaceuticals – 7.9%
Actelion Ltd. (a)	40,969	1,868,610
Bayer AG	102,650	4,908,152
Celesio AG	2,800	51,505
GlaxoSmithKline PLC	332,450	5,157,870
Merck KGaA (a)	51,220	4,511,983
Novartis AG	81,440	3,070,349
Roche Holding AG	79,512	10,904,106
Sanofi-Aventis	16,200	907,363
		31,379,938

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate – 0.1%
New World Development Ltd.	277,000	$276,396
Retail – 3.4%
Aeon Co. Ltd.	45,000	293,790
Compagnie Financiere Richemont AG Class A	368,648	5,734,643
Signet Jewelers Ltd.	404,430	4,630,723
Swatch Group AG	25,300	3,045,665
		13,704,821
Semiconductors – 4.3%
ASML Holding NV	197,347	3,486,609
Rohm Co. Ltd.	79,100	3,956,206
Samsung Electronics Co. Ltd.	14,752	6,092,742
Siliconware Precis	164,000	174,143
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	302,648	2,708,699
Tokyo Electron Ltd.	23,500	883,712
		17,302,111
Software – 2.0%
Infosys Technologies Ltd. Sponsored ADR (India)	101,560	2,704,543
SAP AG	147,480	5,227,331
		7,931,874
Telecommunications – 3.0%
America Movil SAB de C.V. Sponsored ADR (Mexico)	54,780	1,483,442
Bce, Inc.	18,300	364,708
China Telecom Corp. Ltd. Class H	662,000	275,178
Deutsche Telekom AG	31,100	386,152
France Telecom SA	22,200	503,881
KDDI Corp.	21	98,925
LG Telecom Ltd.	22,230	135,713
MTN Group Ltd.	139,390	1,535,543
Nippon Telegraph & Telephone Corp.	11,500	436,036
Nokia Oyj	41,200	481,412
Singapore Telecommunications Ltd.	1,489,500	2,479,239
Telecom Corp. of New Zealand Ltd.	119,816	159,607
Telecom Italia SpA	383,900	491,825
Telecom Italia SpA- RSP	166,100	169,040
Telefonaktiebolaget LM Ericsson Class B	84,800	686,226
Telefonica SA	52,300	1,042,532
TELUS Corp.	5,200	136,183
Vodafone Group PLC	579,100	1,008,059
		11,873,701
Toys, Games & Hobbies – 0.0%
Namco Bandai Holdings, Inc.	11,000	109,639
Transportation – 2.9%
Canadian National Railway Co.	131,810	4,672,665
East Japan Railway	3,400	176,592
Kuehne & Nagel International AG	53,500	3,122,055
Neptune Orient Lines Ltd/Singapore	83,000	64,455
TNT NV	204,720	3,495,431
		11,531,198
TOTAL COMMON STOCK (Cost $640,711,674)		383,258,192
PREFERRED STOCK – 0.0%
Iron & Steel – 0.0%
Usinas Siderurgicas de Minas Gerais SA Class A	11,000	140,967
TOTAL PREFERRED STOCK (Cost $270,371)		140,967
TOTAL EQUITIES (Cost $640,982,045)		383,399,159
RIGHTS – 0.2%
Banks – 0.1%
HSBC Holdings PLC (a)	120,016	241,938
Nordea Bank AB (a)	594,000	67,648
		309,586
Entertainment – 0.1%
William Hill PLC (a)	600,126	549,121
TOTAL RIGHTS (Cost $1,994,149)		858,707
TOTAL LONG-TERM INVESTMENTS (Cost $642,976,194)		384,257,866
	Principal Amount
SHORT-TERM INVESTMENTS – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (c)	$11,521,383	11,521,383
TOTAL SHORT-TERM INVESTMENTS (Cost $11,521,383)		11,521,383
TOTAL INVESTMENTS – 99.3% (Cost $654,497,577) (d)		395,779,249
Other Assets/ (Liabilities) – 0.7%		2,624,418
NET ASSETS – 100.0%		$398,403,667

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $11,521,399. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity dates ranging from 6/24/09 - 8/06/09, and an aggregate market value, including accrued interest, of $11,759,394.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	77,996	$522,576
MassMutual Premier Core Bond Fund, Class S (a)	882,122	8,891,792
MassMutual Premier Discovery Value Fund, Class S (a)	35,027	199,653
MassMutual Premier Diversified Bond Fund, Class S (a)	1,911,039	18,231,313
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	777,334	4,492,990
MassMutual Premier Enhanced Index Value Fund, Class S (a)	686,451	4,372,691
MassMutual Premier Focused International Fund, Class S (a)	80,353	628,360
MassMutual Premier High Yield Fund, Class S (a)	521,237	3,726,842
MassMutual Premier Inflation-Protected Bond Fund, Class S (a)	1,899,832	18,637,353
MassMutual Premier International Bond Fund, Class S (a)	592,666	5,292,511
MassMutual Premier International Equity Fund, Class S (a)	165,419	1,406,059
MassMutual Premier Main Street Small Cap Fund, Class S (a)	267,712	1,456,355
MassMutual Premier Money Market Fund, Class S (a)	2,175,705	2,175,705
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,978,337	19,071,164
MassMutual Premier Strategic Emerging Markets Fund Class S (a)	271,014	2,802,289
MassMutual Premier Value Fund, Class S (a)	11,904	108,800
MassMutual Select Aggressive Growth Fund, Class S (a)	228,321	876,754
MassMutual Select Blue Chip Growth Fund, Class S (a)	80,362	510,302
MassMutual Select Diversified Growth Fund, Class S (a)	347,163	1,739,286
MassMutual Select Diversified International Fund, Class S (a) (b)	320,646	1,391,603
MassMutual Select Diversified Value Fund, Class S (a)	188,296	1,080,820
MassMutual Select Emerging Growth Fund, Class S (a) (b)	81,476	317,758
MassMutual Select Focused Value Fund, Class S (a)	271,031	2,368,815
MassMutual Select Fundamental Value Fund, Class S (a)	245,481	1,639,810
MassMutual Select Large Cap Value Fund, Class S (a)	71,334	452,969
MassMutual Select Mid-Cap Growth Equity Fund, Class S (a) (b)	101,482	589,612
MassMutual Select Mid-Cap Growth Equity II Fund, Class S (a)	87,948	737,004
MassMutual Select Mid-Cap Value Fund, Class S (a)	192,769	1,118,061
MassMutual Select Overseas Fund, Class S (a)	833,503	3,484,043
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	34,016	309,890
MassMutual Select Small Cap Value Equity Fund, Class S (a)	121,338	590,916
MassMutual Select Small Company Growth Fund, Class S (a)	122,661	624,344
MassMutual Select Small Company Value Fund, Class S (a)	81,803	607,797
MassMutual Select Strategic Bond Fund, Class S (a)	527,663	4,400,707
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	619,948	1,692,457
Oppenheimer Real Estate Fund, Class Y (a)	108,578	870,793
		117,420,194
TOTAL MUTUAL FUND (Cost $137,567,572)		117,420,194
TOTAL LONG-TERM INVESTMENTS (Cost $137,567,572)		117,420,194
TOTAL INVESTMENTS – 100.1% (Cost $137,567,572) (c)		117,420,194
Other Assets/ (Liabilities) – (0.1)%		(82,336)
NET ASSETS – 100.0%		$117,337,858

Notes to Portfolio of Investments
(a)	Affiliated issuer. (Note 4).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	152,912	$1,024,514
MassMutual Premier Core Bond Fund, Class S (a)	764,019	7,701,312
MassMutual Premier Discovery Value Fund, Class S (a)	87,476	498,613
MassMutual Premier Diversified Bond Fund, Class S (a)	1,563,479	14,915,587
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,299,795	7,512,816
MassMutual Premier Enhanced Index Value Fund, Class S (a)	1,219,138	7,765,907
MassMutual Premier Focused International Fund, Class S (a)	141,921	1,109,820
MassMutual Premier High Yield Fund, Class S (a)	336,716	2,407,519
MassMutual Premier Inflation-Protected Bond Fund, Class S (a)	1,416,181	13,892,731
MassMutual Premier International Bond Fund, Class S (a)	388,387	3,468,299
MassMutual Premier International Equity Fund, Class S (a)	296,829	2,523,049
MassMutual Premier Main Street Small Cap Fund, Class S (a)	586,090	3,188,328
MassMutual Premier Money Market Fund, Class S (a)	1,217,055	1,217,055
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,025,032	9,881,310
MassMutual Premier Strategic Emerging Markets Fund Class S (a)	287,598	2,973,760
MassMutual Premier Value Fund, Class S (a)	22,641	206,938
MassMutual Select Aggressive Growth Fund, Class S (a)	426,363	1,637,236
MassMutual Select Blue Chip Growth Fund, Class S (a)	284,147	1,804,335
MassMutual Select Diversified Growth Fund, Class S (a)	635,338	3,183,043
MassMutual Select Diversified International Fund, Class S (a) (b)	761,312	3,304,095
MassMutual Select Diversified Value Fund, Class S (a)	375,963	2,158,026
MassMutual Select Emerging Growth Fund, Class S (a) (b)	141,435	551,598
MassMutual Select Focused Value Fund, Class S (a)	290,768	2,541,310
MassMutual Select Fundamental Value Fund, Class S (a)	492,269	3,288,356
MassMutual Select Large Cap Value Fund, Class S (a)	153,010	971,611
MassMutual Select Mid-Cap Growth Equity Fund, Class S (a) (b)	254,620	1,479,341
MassMutual Select Mid-Cap Growth Equity II Fund, Class S (a)	220,646	1,849,015
MassMutual Select Mid-Cap Value Fund, Class S (a)	484,343	2,809,187
MassMutual Select Overseas Fund, Class S (a)	1,853,268	7,746,658
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	59,526	542,282
MassMutual Select Small Cap Value Equity Fund, Class S (a)	203,269	989,921
MassMutual Select Small Company Growth Fund, Class S (a)	215,312	1,095,937
MassMutual Select Small Company Value Fund, Class S (a)	135,904	1,009,763
MassMutual Select Strategic Bond Fund, Class S (a)	372,664	3,108,018
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	461,116	1,258,846
Oppenheimer Real Estate Fund, Class Y (a)	104,979	841,932
		122,458,068
TOTAL MUTUAL FUND (Cost $170,812,719)		122,458,068
TOTAL LONG-TERM INVESTMENTS (Cost $170,812,719)		122,458,068
TOTAL INVESTMENTS – 100.1% (Cost $170,812,719) (c)		122,458,068
Other Assets/ (Liabilities) – (0.1)%		(73,707)
NET ASSETS – 100.0%		$122,384,361

Notes to Portfolio of Investments
(a)	Affiliated issuer. (Note 4).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	764,610	$5,122,888
MassMutual Premier Core Bond Fund, Class S (a)	1,131,380	11,404,308
MassMutual Premier Discovery Value Fund, Class S (a)	342,036	1,949,602
MassMutual Premier Diversified Bond Fund, Class S (a)	2,385,083	22,753,691
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	4,102,710	23,713,666
MassMutual Premier Enhanced Index Value Fund, Class S (a)	3,429,560	21,846,297
MassMutual Premier Focused International Fund, Class S (a)	577,480	4,515,894
MassMutual Premier High Yield Fund, Class S (a)	928,919	6,641,771
MassMutual Premier Inflation-Protected Bond Fund, Class S (a)	2,093,549	20,537,713
MassMutual Premier International Bond Fund, Class S (a)	759,233	6,779,955
MassMutual Premier International Equity Fund, Class S (a)	1,220,730	10,376,207
MassMutual Premier Main Street Small Cap Fund, Class S (a)	3,105,485	16,893,838
MassMutual Premier Short-Duration Bond Fund, Class S (a)	633,805	6,109,880
MassMutual Premier Strategic Emerging Markets Fund Class S (a)	793,563	8,205,444
MassMutual Premier Value Fund, Class S (a)	109,608	1,001,822
MassMutual Select Aggressive Growth Fund, Class S (a)	2,168,006	8,325,142
MassMutual Select Blue Chip Growth Fund, Class S (a)	1,151,332	7,310,956
MassMutual Select Diversified Growth Fund, Class S (a)	2,507,544	12,562,797
MassMutual Select Diversified International Fund, Class S (a) (b)	2,930,586	12,718,745
MassMutual Select Diversified Value Fund, Class S (a)	1,839,393	10,558,115
MassMutual Select Emerging Growth Fund, Class S (a) (b)	369,126	1,439,591
MassMutual Select Focused Value Fund, Class S (a)	753,410	6,584,800
MassMutual Select Fundamental Value Fund, Class S (a)	2,416,579	16,142,747
MassMutual Select Large Cap Value Fund, Class S (a)	751,387	4,771,306
MassMutual Select Mid-Cap Growth Equity Fund, Class S (a) (b)	989,179	5,747,128
MassMutual Select Mid-Cap Growth Equity II Fund, Class S (a)	857,785	7,188,242
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,871,479	10,854,578
MassMutual Select Overseas Fund, Class S (a)	6,428,991	26,873,180
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	155,757	1,418,945
MassMutual Select Small Cap Value Equity Fund, Class S (a)	561,660	2,735,286
MassMutual Select Small Company Growth Fund, Class S (a)	558,157	2,841,020
MassMutual Select Small Company Value Fund, Class S (a)	375,672	2,791,244
MassMutual Select Strategic Bond Fund, Class S (a)	476,403	3,973,203
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,163,950	3,177,583
Oppenheimer Real Estate Fund, Class Y (a)	265,907	2,132,572
		318,000,156
TOTAL MUTUAL FUND (Cost $502,981,273)		318,000,156
TOTAL LONG-TERM INVESTMENTS (Cost $502,981,273)		318,000,156
TOTAL INVESTMENTS – 100.1% (Cost $502,981,273) (c)		318,000,156
Other Assets/ (Liabilities) – (0.1)%		(172,640)
NET ASSETS – 100.0%		$317,827,516

Notes to Portfolio of Investments
(a)	Affiliated issuer. (Note 4).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	839,333	$5,623,531
MassMutual Premier Core Bond Fund, Class S (a)	219,522	2,212,783
MassMutual Premier Discovery Value Fund, Class S (a)	299,177	1,705,307
MassMutual Premier Diversified Bond Fund, Class S (a)	443,044	4,226,637
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	2,202,134	12,728,335
MassMutual Premier Enhanced Index Value Fund, Class S (a)	2,282,485	14,539,432
MassMutual Premier Focused International Fund, Class S (a)	495,934	3,878,200
MassMutual Premier High Yield Fund, Class S (a)	713,837	5,103,937
MassMutual Premier Inflation-Protected Bond Fund, Class S (a)	699,958	6,866,586
MassMutual Premier International Bond Fund, Class S (a)	499,564	4,461,109
MassMutual Premier International Equity Fund, Class S (a)	1,051,428	8,937,139
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,943,745	10,573,974
MassMutual Premier Short-Duration Bond Fund, Class S (a)	256,212	2,469,883
MassMutual Premier Strategic Emerging Markets Fund Class S (a)	698,675	7,224,300
MassMutual Premier Value Fund, Class S (a)	123,543	1,129,186
MassMutual Select Aggressive Growth Fund, Class S (a)	2,388,154	9,170,512
MassMutual Select Blue Chip Growth Fund, Class S (a)	1,933,094	12,275,144
MassMutual Select Diversified Growth Fund, Class S (a)	2,564,570	12,848,496
MassMutual Select Diversified International Fund, Class S (a) (b)	2,749,609	11,933,305
MassMutual Select Diversified Value Fund, Class S (a)	2,099,906	12,053,460
MassMutual Select Emerging Growth Fund, Class S (a) (b)	884,557	3,449,772
MassMutual Select Focused Value Fund, Class S (a)	579,496	5,064,792
MassMutual Select Fundamental Value Fund, Class S (a)	2,746,630	18,347,488
MassMutual Select Large Cap Value Fund, Class S (a)	863,886	5,485,677
MassMutual Select Mid-Cap Growth Equity Fund, Class S (a) (b)	872,799	5,070,963
MassMutual Select Mid-Cap Growth Equity II Fund, Class S (a)	756,374	6,338,414
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,662,496	9,642,478
MassMutual Select Overseas Fund, Class S (a)	5,422,575	22,666,363
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	194,632	1,773,094
MassMutual Select Small Cap Value Equity Fund, Class S (a)	796,179	3,877,389
MassMutual Select Small Company Growth Fund, Class S (a)	541,300	2,755,217
MassMutual Select Small Company Value Fund, Class S (a)	531,712	3,950,624
MassMutual Select Strategic Bond Fund, Class S (a)	91,960	766,947
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	964,638	2,633,461
Oppenheimer Real Estate Fund, Class Y (a)	226,622	1,817,507
		243,601,442
TOTAL MUTUAL FUND (Cost $410,987,310)		243,601,442
TOTAL LONG-TERM INVESTMENTS (Cost $410,987,310)		243,601,442
TOTAL INVESTMENTS – 100.1% (Cost $410,987,310) (c)		243,601,442
Other Assets/ (Liabilities) – (0.1)%		(134,369)
NET ASSETS – 100.0%		$243,467,073

Notes to Portfolio of Investments
(a)	Affiliated issuer. (Note 4).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	576,386	$3,861,785
MassMutual Premier Core Bond Fund, Class S (a)	89,957	906,767
MassMutual Premier Discovery Value Fund, Class S (a)	185,028	1,054,660
MassMutual Premier Diversified Bond Fund, Class S (a)	114,354	1,090,938
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,504,364	8,695,223
MassMutual Premier Enhanced Index Value Fund, Class S (a)	1,272,287	8,104,466
MassMutual Premier Focused International Fund, Class S (a)	324,813	2,540,039
MassMutual Premier High Yield Fund, Class S (a)	214,844	1,536,133
MassMutual Premier Inflation-Protected Bond Fund, Class S (a)	110,334	1,082,380
MassMutual Premier International Bond Fund, Class S (a)	334,399	2,986,183
MassMutual Premier International Equity Fund, Class S (a)	689,403	5,859,929
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,059,905	5,765,882
MassMutual Premier Short-Duration Bond Fund, Class S (a)	139,250	1,342,367
MassMutual Premier Strategic Emerging Markets Fund Class S (a)	390,739	4,040,245
MassMutual Premier Value Fund, Class S (a)	84,334	770,815
MassMutual Select Aggressive Growth Fund, Class S (a)	1,692,741	6,500,124
MassMutual Select Blue Chip Growth Fund, Class S (a)	1,088,336	6,910,934
MassMutual Select Diversified Growth Fund, Class S (a)	1,626,828	8,150,406
MassMutual Select Diversified International Fund, Class S (a) (b)	1,567,340	6,802,254
MassMutual Select Diversified Value Fund, Class S (a)	1,429,119	8,203,143
MassMutual Select Emerging Growth Fund, Class S (a) (b)	543,698	2,120,423
MassMutual Select Focused Value Fund, Class S (a)	353,003	3,085,247
MassMutual Select Fundamental Value Fund, Class S (a)	1,869,480	12,488,126
MassMutual Select Large Cap Value Fund, Class S (a)	588,794	3,738,841
MassMutual Select Mid-Cap Growth Equity Fund, Class S (a) (b)	553,256	3,214,420
MassMutual Select Mid-Cap Growth Equity II Fund, Class S (a)	479,105	4,014,897
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,032,932	5,991,004
MassMutual Select Overseas Fund, Class S (a)	3,792,572	15,852,950
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	106,028	965,918
MassMutual Select Small Cap Value Equity Fund, Class S (a)	482,501	2,349,782
MassMutual Select Small Company Growth Fund, Class S (a)	337,946	1,720,146
MassMutual Select Small Company Value Fund, Class S (a)	322,257	2,394,367
MassMutual Select Strategic Bond Fund, Class S (a)	27,917	232,829
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	638,396	1,742,822
Oppenheimer Real Estate Fund, Class Y (a)	153,829	1,233,709
		147,350,154
TOTAL MUTUAL FUND (Cost $249,077,794)		147,350,154
TOTAL LONG-TERM INVESTMENTS (Cost $249,077,794)		147,350,154
TOTAL INVESTMENTS – 100.1% (Cost $249,077,794) (c)		147,350,154
Other Assets/ (Liabilities) – (0.1)%		(81,883)
NET ASSETS – 100.0%		$147,268,271

Notes to Portfolio of Investments
(a)	Affiliated issuer. (Note 4).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.3%
Diversified Financial – 100.3%
MassMutual Premier Capital Appreciation Fund, Class S (a)	41,366	$277,151
MassMutual Premier Core Bond Fund, Class S (a)	4,508	45,436
MassMutual Premier Discovery Value Fund, Class S (a)	12,935	73,731
MassMutual Premier Diversified Bond Fund, Class S (a)	5,423	51,739
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	113,534	656,228
MassMutual Premier Enhanced Index Value Fund, Class S (a)	91,412	582,293
MassMutual Premier Focused International Fund, Class S (a)	23,129	180,871
MassMutual Premier High Yield Fund, Class S (a)	13,397	95,792
MassMutual Premier Inflation-Protected Bond Fund, Class S (a)	7,609	74,649
MassMutual Premier International Bond Fund, Class S (a)	19,794	176,759
MassMutual Premier International Equity Fund, Class S (a)	48,865	415,354
MassMutual Premier Main Street Small Cap Fund, Class S (a)	75,332	409,804
MassMutual Premier Short-Duration Bond Fund, Class S (a)	6,419	61,879
MassMutual Premier Strategic Emerging Markets Fund Class S (a)	22,535	233,009
MassMutual Premier Value Fund, Class S (a)	5,904	53,963
MassMutual Select Aggressive Growth Fund, Class S (a)	121,945	468,269
MassMutual Select Blue Chip Growth Fund, Class S (a)	125,607	797,603
MassMutual Select Diversified Growth Fund, Class S (a)	45,695	228,933
MassMutual Select Diversified International Fund, Class S (a) (b)	110,095	477,814
MassMutual Select Diversified Value Fund, Class S (a)	100,992	579,694
MassMutual Select Emerging Growth Fund, Class S (a) (b)	22,710	88,571
MassMutual Select Focused Value Fund, Class S (a)	24,518	214,288
MassMutual Select Fundamental Value Fund, Class S (a)	131,886	881,002
MassMutual Select Large Cap Value Fund, Class S (a)	42,042	266,966
MassMutual Select Mid-Cap Growth Equity Fund, Class S (a) (b)	37,701	219,044
MassMutual Select Mid-Cap Growth Equity II Fund, Class S (a)	32,672	273,792
MassMutual Select Mid-Cap Value Fund, Class S (a)	72,087	418,107
MassMutual Select Overseas Fund, Class S (a)	272,045	1,137,147
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	9,618	87,622
MassMutual Select Small Cap Value Equity Fund, Class S (a)	34,929	170,105
MassMutual Select Small Company Growth Fund, Class S (a)	34,547	175,842
MassMutual Select Small Company Value Fund, Class S (a)	23,241	172,684
MassMutual Select Strategic Bond Fund, Class S (a)	1,464	12,208
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	48,073	131,238
Oppenheimer Real Estate Fund, Class Y (a)	8,397	67,343
		10,256,930
TOTAL MUTUAL FUND (Cost $15,069,507)		10,256,930
TOTAL LONG-TERM INVESTMENTS (Cost $15,069,507)		10,256,930
TOTAL INVESTMENTS – 100.3% (Cost $15,069,507) (c)		10,256,930
Other Assets/ (Liabilities) – (0.3)%		(27,501)
NET ASSETS – 100.0%		$10,229,429

Notes to Portfolio of Investments
(a)	Affiliated issuer. (Note 4).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

  1. The Fund

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Select Strategic Bond Fund ("Strategic Bond Fund"), MassMutual Select Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Select Diversified Value Fund ("Diversified Value Fund"), MassMutual Select Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Select Value Equity Fund ("Value Equity Fund"), MassMutual Select Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Select Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Select Core Opportunities Fund ("Core Opportunities Fund"), MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Select Diversified Growth Fund ("Diversified Growth Fund"), MassMutual Select Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Select Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual Select NASDAQ-100® Fund ("NASDAQ-100 Fund"), MassMutual Select Focused Value Fund ("Focused Value Fund"), MassMutual Select Mid-Cap Value Fund ("Mid-Cap Value Fund"), MassMutual Select Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), MassMutual Select Small Company Value Fund ("Small Company Value Fund"), MassMutual Select Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Select Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Select Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Select Emerging Growth Fund ("Emerging Growth Fund"), MassMutual Select Diversified International Fund ("Diversified International Fund"), MassMutual Select Overseas Fund ("Overseas Fund"), MassMutual Select Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Select Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Select Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Select Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund"), MassMutual Select Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund") and MassMutual Select Destination Retirement 2050 Fund ("Destination Retirement 2050 Fund").

Each Fund has the following five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund has a sixth class of shares: Class Z. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

The six Destination Retirement Funds invest all of their investable assets in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The financial statements included herein are those of the Destination Retirement Funds and the applicable MassMutual Select Funds. The financial statements of the applicable MassMutual Premier Funds, or Oppenheimer Funds which are advised by OppenheimerFunds, Inc., a majority owned, indirect subsidiary of MassMutual, are presented separately and can be obtained from the SEC's EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each Destination Retirement Fund are diversified and a shareholder's interest is limited to the Select, Premier or Oppenheimer Funds in which the shares are invested.

  2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices.  Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument. The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 established a three-tier hierarchy to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer

Notes to Portfolio of Investments (Unaudited) (Continued)

broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, such as those experienced in fiscal 2008, the observability of prices and inputs may be reduced for many instruments. This condition could cause a security to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange traded equity securities, common and preferred stock. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading

Notes to Portfolio of Investments (Unaudited) (Continued)

in the U.S. markets for investments such as ADRs, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities. The fair value of asset backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government securities. U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Accordingly, U.S. government securities are normally categorized in Level 2 of the fair value hierarchy.

U.S. agency securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued using quoted market prices. Mortgage pass-throughs include To Be Announced ("TBA") securities and mortgage pass-through certificates. TBA securities are generally valued using quoted market prices.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of March 31, 2009 for the Funds' investments:

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Strategic Bond Fund	$55,131	$185,143,638	$447,445	$185,646,214
Strategic Balanced Fund	31,591,878	45,169,703	153,555	76,915,136
Diversified Value Fund	267,930,511	12,457,236	-	280,387,747
Fundamental Value Fund	673,709,115	21,360,759	-	695,069,874
Value Equity Fund	34,815,427	472,001	-	35,287,428
Large Cap Value Fund	534,579,174	28,551,261	1,068,665	564,199,100
Indexed Equity Fund	1,207,468,336	35,639,185	-	1,243,107,521

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Core Opportunities Fund	$25,801,595	$1,284,593	$-	$27,086,188
Blue Chip Growth Fund	412,594,081	13,996,733	-	426,590,814
Diversified Growth Fund	38,560,578	604,208	-	39,164,786
Large Cap Growth Fund	17,062,604	1,367,989	-	18,430,593
Aggressive Growth Fund	222,154,346	11,940,310	-	234,094,656
NASDAQ-100 Fund	28,134,649	1,373,164	-	29,507,813
Focused Value Fund	332,567,926	16,887,357	-	349,455,283
Mid-Cap Value Fund	82,018,661	3,996,539	-	86,015,200
Small Cap Value Equity Fund	69,674,603	-	-	69,674,603
Small Company Value Fund	311,716,181	10,885,852	-	322,602,033
Mid Cap Growth Equity Fund	60,864,931	1,642,688	-	62,507,619
Mid Cap Growth Equity II Fund	716,990,666	49,021,429	68,899	766,080,994
Small Cap Growth Equity Fund	311,323,700	10,008,766	-	321,332,466
Small Company Growth Fund	46,057,189	951,671	-	47,008,860
Emerging Growth Fund	31,633,057	1,478,409	-	33,111,466
Diversified International Fund	14,148,616	114,235,559	624,568	129,008,743
Overseas Fund	34,555,004	361,067,784	156,461	395,779,249
Destination Retirement Income Fund	117,420,194	-	-	117,420,194
Destination Retirement 2010 Fund	122,458,068	-	-	122,458,068
Destination Retirement 2020 Fund	318,000,156	-	-	318,000,156
Destination Retirement 2030 Fund	243,601,442	-	-	243,601,442
Destination Retirement 2040 Fund	147,350,154	-	-	147,350,154
Destination Retirement 2050 Fund	10,256,930	-	-	10,256,930

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Strategic Bond Fund	$(336,249)	$(3,575,801)	$-	$(3,912,050)
Strategic Balanced Fund	(20,515)	689,035	-	668,520
Indexed Equity Fund	1,716,283	-	-	1,716,283
NASDAQ-100 Fund	25,546	-	-	25,546
Small Cap Value Equity Fund	88,557	-	-	88,557
Diversified International Fund	(896,840)	-	-	(896,840)
Overseas Fund	(86,366)	-	-	(86,366)
*Other financial instruments include forwards, futures, written options and swap contracts.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

	Investment in Securities
	Balance as of 12/31/08	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation (depreciation)	Net purchases/ (sales)	Net transfers in and/or (out) of Level 3	Balance as of 3/31/09	Net change in unrealized appreciation (depreciation) from investments still held as of 3/31/09
Strategic Bond Fund	$251,586	$-	$(3,935)	$(1,127)	$200,921	$447,445	$(3,924)
Strategic Balanced Fund	135,643	-	(16,793)	(232)	34,937	153,555	(7,445)
Large Cap Value Fund	1,138,840	1,693	(71,868)	-	-	1,068,665	(71,868)
Mid Cap Growth Equity Fund	4,674	-	394	(5,068)	-	-	394
Mid Cap Growth Equity II Fund	-	-	68,899	-	-	68,899	68,899
Diversified International Fund	-	-	62,191	-	562,377	624,568	62,191
Overseas Fund	-	-	15,579	-	140,882	156,461	15,579

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolios of Investments at March 31, 2009.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense

Notes to Portfolio of Investments (Unaudited) (Continued)

items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations, or for the Diversified International Fund to generate additional returns by buying currencies in excess of underlying equities when opportunities arise. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2009:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Bond Fund
SELLS
5/12/09	Euro	712,885	$921,275	$945,292	$(24,017)
Strategic Balanced Fund
BUYS
5/27/09	Australian Dollar	1,037,320	$668,475	$715,533	$47,058
5/27/09	British Pound	454,726	660,093	650,200	(9,893)
5/12/09	Canadian Dollar	306,575	244,966	243,282	(1,684)
5/27/09	Euro	198,614	252,865	263,378	10,513
5/27/09	Japanese Yen	14,057,103	146,427	141,882	(4,545)
5/27/09	Norwegian Krone	473,159	68,981	70,059	1,078
5/27/09	Singapore Dollar	214,694	140,737	141,010	273
5/27/09	Swedish Krona	1,035,009	128,392	125,408	(2,984)
5/27/09	Swiss Franc	264,557	229,040	232,421	3,381
					$43,197
SELLS
5/12/09	Canadian Dollar	356,652	$286,089	$283,022	$3,067
5/27/09	Australian Dollar	298,682	196,226	206,028	(9,802)
5/27/09	Euro	1,287,006	1,650,913	1,706,675	(55,762)
5/27/09	Hong Kong Dollar	605,044	78,092	78,095	(3)

Notes to Portfolio of Investments (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund
SELLS
5/27/09	Swiss Franc	198,475	$170,236	$174,366	$(4,130)
5/27/09	Japanese Yen	5,524,747	56,388	55,763	625
5/27/09	British Pound	24,837	35,138	35,514	(376)
					$(66,381)
Diversified International Fund
BUYS
6/15/09	Australian Dollar	9,857,000	$6,569,017	$6,792,138	$223,121
6/15/09	Euro	12,912,000	17,404,267	17,123,524	(280,743)
6/15/09	Japanese Yen	1,716,538,000	17,624,363	17,332,159	(292,204)
6/15/09	New Zealand Dollar	6,721,000	3,374,950	3,803,647	428,697
6/15/09	Norwegian Krone	36,549,000	5,303,842	5,409,077	105,235
					$184,106
SELLS
6/15/09	British Pound	6,501,000	$9,365,821	$9,296,481	$69,340
6/15/09	Canadian Dollar	7,170,000	5,642,515	5,693,050	(50,535)
6/15/09	Euro	12,912,000	16,346,561	17,123,524	(776,963)
6/15/09	Japanese Yen	535,308,000	5,452,247	5,405,091	47,156
6/15/09	New Zealand Dollar	5,298,000	2,824,587	2,998,322	(173,735)
6/15/09	Swedish Krona	26,346,000	2,981,868	3,193,259	(211,391)
6/15/09	Swiss Franc	3,586,000	3,139,188	3,151,835	(12,647)
					$(1,108,775)
Overseas Fund
BUYS
6/15/09	Swedish Krona	4,348,000	$510,808	$526,998	$16,190
SELLS
6/15/09	Swiss Franc	5,374,000	$4,641,214	$4,749,974	$(108,760)
6/15/09	Canadian Dollar	2,221,000	1,741,825	1,763,496	(21,671)
6/15/09	British Pound	807,000	1,139,861	1,154,016	(14,155)
6/15/09	Swedish Krona	4,348,000	500,497	526,998	(26,501)
3/03/10	Japanese Yen	291,000,000	3,016,575	2,957,258	59,317
					$(111,770)

Financial Futures Contracts

A Fund may enter into futures contracts, including commodity futures contracts, stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities or commodities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract

Notes to Portfolio of Investments (Unaudited) (Continued)

is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

The Fund(s) listed in the following table had open futures contracts at March 31, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund
BUYS
32	German Euro Bond Future	6/08/09	$5,299,616	$38,670
69	Eurodollar Future	6/15/09	17,099,784	243,251
26	U.S. Treasury Bond 30 Year	6/19/09	3,372,281	54,307
629	U.S. Treasury Note 5 Year	6/30/09	74,703,578	940,738
1	U.S. Treasury Note 2 Year	6/30/09	217,891	1,261
302	90 Day Euro	12/14/09	74,560,025	20,502
				$1,298,729
SELLS
497	U.S. Treasury Note 10 Year	6/19/09	$61,666,828	$(1,585,586)
Strategic Balanced Fund
BUYS
16	Eurodollar Future	6/15/09	$3,956,000	$34,780
4	U.S. Treasury Bond 30 Year	6/19/09	518,813	20,980
120	U.S. Treasury Note 5 Year	6/30/09	14,251,875	193,778
75	90 Day Euro	12/14/09	18,516,563	5,100
				$254,638
SELLS
80	U.S. Treasury Note 10 Year	6/19/09	$9,926,250	$(247,619)
Indexed Equity Fund
BUYS
193	S&P 500 Index	6/18/09	$38,349,100	$1,716,283

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
NASDAQ-100 Fund
BUYS
55	NASDAQ-100	6/19/09	$1,361,250	$25,546
Small Cap Value Equity Fund
BUYS
59	Russell 2000 Mini Index	6/19/09	$2,485,670	$88,557
Diversified International Fund
BUYS
22	DJ Euro Stoxx 50 Index	6/19/09	$438,460	$8,225
10	FTSE 100 Index	6/19/09	388,500	19,604
				$27,829
Overseas Fund
BUYS
11	DJ Euro Stoxx 50 Index	6/19/09	$219,230	$9,214

Options

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at

Notes to Portfolio of Investments (Unaudited) (Continued)

the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

The Fund(s) listed in the following table had open written option contracts at March 31, 2009:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
$194,000	3/27/09	30 Year U.S. Treasury Bond Future Put, Strike 121.00	$245,874	$-
175,000	12/14/09	90 Day Euro Future Put, Strike 98.38	45,512	25,375
			$291,386	$25,375

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Balanced Fund
$59,000	3/27/09	30 Year U.S. Treasury Bond Future Put, Strike 121.00	$74,877	$-
30,000	12/14/09	90 Day Euro Future Put, Strike 98.38	7,803	4,350
			$82,680	$4,350

Transactions in written option contracts during the period ended March 31, 2009, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at December 31, 2008	321	$272,258
Options written	317	337,137
Options terminated in closing purchase transactions	(374)	(318,008)
Options outstanding at March 31, 2009	264	$291,387
Strategic Balanced Fund
Options outstanding at December 31, 2008	57	$42,190
Options written	81	91,317
Options terminated in closing purchase transactions	(67)	(50,827)
Options outstanding at March 31, 2009	71	$82,680

Disclosures about Credit Derivatives

The Funds adopted FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP"), effective December 31, 2008. This FSP applies to certain credit derivatives and hybrid instruments that have embedded credit derivatives (for example, credit-linked notes) and certain guarantees. A credit derivative is a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the contract. Examples of credit derivatives within the scope of this FSP include, but are not limited to, credit default swaps, credit spread options and credit index products. Potential losses related to hybrid instruments that have embedded credit derivatives are limited to the initial cost of investments.

To provide assets of value and recourse if a negative credit event were to occur, cash or securities may be segregated as collateral in accordance with the terms of the respective credit default swap contracts.

See also “Swaps, Caps, Floors and Collars” below for a description of the credit ratings of the entities referenced to the credit exposure, the nature of each credit derivative, notional amounts and fair value of each credit derivative at March 31, 2009. The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Notional amounts represent maximum potential amount of future payments (undiscounted) the Funds could be required to make under the credit derivatives with sold protection.

Notes to Portfolio of Investments (Unaudited) (Continued)

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund's portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a "protection buyer," makes periodic payments to the other party, a "protection seller," in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event occurs with respect to a referenced bond or group of bonds. The credit events that would trigger the seller to make payment are specific to each credit default swap contract. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. Acting as a protection seller allows the Fund to create an investment exposure similar to a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Notes to Portfolio of Investments (Unaudited) (Continued)

Total return swaps. In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Risk Factors in Swap Contracts and Other Two-Party Contracts. The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at March 31, 2009. As previously stated, notional amounts represent maximum potential amount of future payments (undiscounted) the Funds could be required to make under the credit derivatives with sold protection.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Bond Fund
Credit Default Swaps
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell	2.620%	HCA, Inc. (Moody's Rating: Caa1; S&P Rating: B-)	$(194,087)	$-	$(194,087)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell	1.870%	The AES Corp. (Moody's Rating: B1; S&P Rating: BB-)	(155,395)	-	(155,395)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell	1.750%	The Eastman Kodak Co. (Moody's Rating: Caa1; S&P Rating: CCC+)	(280,954)	-	(280,954)
							(630,436)	-	(630,436)
2,706,676	USD	6/20/13	Goldman Sachs & Co.	Sell	3.500%	CDX.NA.IG.HVOL.10 (WA Rating: BBB) *	(238,710)	49,995	(188,715)
100,000	USD	9/20/12	Goldman Sachs & Co.	Sell	3.240%	TXU Corp. (S&P Rating: CCC)	(34,762)	-	(34,762)
683,200	USD	6/20/12	Goldman Sachs & Co.	Sell	0.350%	CDX.NA.IG.8 (WA Rating: BBB) *	(32,426)	(14,058)	(46,484)
1,952,000	USD	6/20/12	Goldman Sachs & Co.	Sell	0.350%	CDX.NA.IG.8 (WA Rating: BBB) *	(123,197)	(9,613)	(132,810)
1,995,000	USD	6/20/12	Goldman Sachs & Co.	Sell	2.750%	CDX.NA.HY.8 (WA Rating: BB) *	(486,336)	(18,703)	(505,039)
							(915,431)	7,621	(907,810)
1,880,000	USD	12/20/12	Morgan Stanley & Co.	Sell	3.750%	CDX.NA.HY.9 (WA Rating: BB) *	(354,657)	(145,700)	(500,357)
3,720,000	USD	12/20/12	Morgan Stanley & Co.	Sell	2.250%	LCDX.NA.HY.9 (WA Rating: BB) *	(836,267)	(200,880)	(1,037,147)
2,000,000	USD	6/20/12	Morgan Stanley & Co.	Sell	2.920%	Ford Motor Credit Co. (Moody's Rating: Caa1; S&P Rating: CCC+)	(500,051)	-	(500,051)
							(1,690,975)	(346,580)	(2,037,555)
							$(3,236,842)	$(338,959)	$(3,575,801)
Strategic Balanced Fund
Credit Default Swaps
45,000	USD	1/25/36	Deutsche Bank	Buy	(1.350)%	Park Place Securities, Inc., Series 2005-WCH1, Class M8	$43,821	$-	$43,821
43,391	USD	1/25/36	Deutsche Bank	Buy	(2.250)%	Park Place Securities, Inc., Series 2005-WCH1, Class M9	42,640	-	42,640
27,488	USD	10/25/35	Deutsche Bank	Buy	(1.300)%	Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2	15,072	-	15,072
16,180	USD	10/25/35	Deutsche Bank	Buy	(2.250)%	Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3	14,666	-	14,666

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Balanced Fund
Credit Default Swaps (continued)
22,112	USD	9/25/35	Deutsche Bank	Buy	(1.300)%	Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2	$12,127	$-	$12,127
11,856	USD	9/25/35	Deutsche Bank	Buy	(2.250)%	Merrill Lynch Mortgage Investors, Series 2005-WMC1, Class B3	11,405	-	11,405
45,000	USD	6/25/35	Deutsche Bank	Buy	(1.350)%	Novastar Home Equity Loan Trust, Series 2005-1, Class B2	41,088	-	41,088
45,000	USD	6/25/35	Deutsche Bank	Buy	(2.250)%	Aames Mortgage Investment Trust, Series 2005-1, Class M9	41,258	-	41,258
45,000	USD	6/25/35	Deutsche Bank	Buy	(2.250)%	Novastar Home Equity Loan Trust, Series 2005-1, Class B3	41,739	-	41,739
45,000	USD	6/25/35	Deutsche Bank	Buy	(1.450)%	Aames Mortgage Investment Trust, Series 2005-1, Class M8	40,107	-	40,107
45,000	USD	3/25/35	Deutsche Bank	Buy	(1.450)%	Aegis Asset Backed Securities Trust, Series 2005-1, Class B2	38,404	-	38,404
22,066	USD	3/25/35	Deutsche Bank	Buy	(1.300)%	New Century Home Equity Loan Trust, Series 2005-1, Class M8	19,825	-	19,825
19,245	USD	3/25/35	Deutsche Bank	Buy	(2.250)%	New Century Home Equity Loan Trust, Series 2005-1, Class M9	17,436	-	17,436
45,000	USD	3/25/35	Deutsche Bank	Buy	(2.250)%	Aegis Asset Backed Securities Trust, Series 2005-1, Class B3	80,196	-	80,196
17,897	USD	2/25/35	Deutsche Bank	Buy	(2.250)%	Long Beach Mortgage Loan Trust, Series 2005-1, Class M9	17,520	-	17,520
45,000	USD	2/25/35	Deutsche Bank	Buy	(1.300)%	ACE Securities Corp., Series 2005-HE1, Class M8	44,583	-	44,583
21,850	USD	2/25/35	Deutsche Bank	Buy	(1.250)%	Long Beach Mortgage Loan Trust Series, 2005-1, Class M8	21,240	-	21,240
2,545	USD	2/25/35	Deutsche Bank	Buy	(2.200)%	ACE Securities Corp., Series 2005-HE1, Class M9	6,901	-	6,901
15,835	USD	1/25/35	Deutsche Bank	Buy	(2.200)%	Fremont Home Loan Trust, Series 2005-A, Class M9	17,828	-	17,828
17,839	USD	1/25/35	Deutsche Bank	Buy	(1.250)%	Fremont Home Loan Trust, Series 2005-A, Class M8	17,499	-	17,499
14,273	USD	1/25/35	Deutsche Bank	Buy	(1.300)%	Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2	14,030	-	14,030

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Balanced Fund
Credit Default Swaps (continued)
35,283	USD	1/25/35	Deutsche Bank	Buy	(2.250)%	People's Choice Home Loan, Series 2005-1, Class B3	$23,271	$-	$23,271
45,000	USD	1/25/35	Deutsche Bank	Buy	(1.400)%	People's Choice Home Loan Securities Trust, Series 2005-1, Class B2	44,275	-	44,275
10,534	USD	1/25/35	Deutsche Bank	Buy	(2.250)%	Morgan Stanley Capital ABS I, Series 2005-WMC1, Class B3	13,310	-	13,310
23,795	USD	12/25/34	Deutsche Bank	Buy	(2.200)%	MASTR Asset Backed Securities, Series 2005-NC1, Class M9	23,035	-	23,035
26,481	USD	12/25/34	Deutsche Bank	Buy	(1.250)%	MASTR Asset Backed Securities, Series 2005-NC1, Class M8	24,611	-	24,611
16,360	USD	11/25/34	Deutsche Bank	Buy	(1.400)%	Finance America Mortgage Loan, Series 2004-3, Class M8	16,138	-	16,138
17,146	USD	11/25/34	Deutsche Bank	Buy	(2.250)%	Argent Securities, Inc., Series 2004-W11, Class M10	16,721	-	16,721
17,146	USD	11/25/34	Deutsche Bank	Buy	(1.400)%	Argent Securities, Inc., Series 2004-W11, Class M9	16,414	-	16,414
13,979	USD	11/25/34	Deutsche Bank	Buy	(2.250)%	Finance America Mortgage Loan, Series 2004-3, Class M9	13,815	-	13,815
100,000	USD	3/21/15	Deutsche Bank	Sell	2.930%	Ford Motor Co. (Moody's Rating: Ca2; S&P Rating: CCC-)	(71,396)	-	(71,396)
60,000	USD	9/20/10	Deutsche Bank	Sell	2.300%	Eastman Kodak Co. (Moody's Rating: B2; S&P Rating: B-)	(8,050)	-	(8,050)
100,000	USD	3/20/10	Deutsche Bank	Sell	1.250%	Eastman Kodak Co. (Moody's Rating: B2; S&P Rating: B-)	(9,105)	-	(9,105)
							702,424	-	702,424
100,000	USD	6/20/10	Goldman Sachs & Co.	Sell	4.750%	Ford Motor Credit Co. (Moody's Rating: Caa1; S&P Rating: CCC+)	(11,508)	-	(11,508)
103,636	USD	12/20/09	Goldman Sachs & Co.	Sell	4.000%	CDX.NA.HY.3.B (WA Rating: B+) *	(3,306)	1,425	(1,881)
							(14,814)	1,425	(13,389)
							$687,610	$1,425	$689,035

*

Rating is provided by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

Dollar Roll Transactions

The Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed security to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund

Notes to Portfolio of Investments (Unaudited) (Continued)

will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. A Fund is compensated for agreeing to repurchase the security by the difference between the current sales price and the price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchaser or repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, a Fund may enter into a dollar roll transaction involving a security not then in the Fund's portfolio. The Funds account for dollar roll transactions as purchases and sales. If certain criteria are met, these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

A Fund will segregate cash or other liquid securities in an amount sufficient to meet its obligations under dollar roll transactions or otherwise cover its obligations as permitted by applicable law. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased.

Foreign Securities

The Diversified International Fund and Overseas Fund invest substantially all of their assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Trustees, taking into consideration such factors as the Trustees deem appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these securities held at March 31, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Strategic Bond Fund	$4,519,681	$447,445	0.2%
Strategic Balanced Fund	1,497,269	153,555	0.2%
Large Cap Value Fund	1,570,337	1,068,665	0.2%

  3. Federal Income Tax Information

At March 31, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund	$231,425,561	$5,447,978	$(51,227,325)	$(45,779,347)
Strategic Balanced Fund	93,881,324	2,210,854	(19,177,042)	(16,966,188)
Diversified Value Fund	405,273,705	5,180,551	(130,066,509)	(124,885,958)
Fundamental Value Fund	880,186,692	23,922,704	(209,039,522)	(185,116,818)
Value Equity Fund	42,454,822	1,000,992	(8,168,386)	(7,167,394)
Large Cap Value Fund	706,221,068	63,908,737	(205,930,704)	(142,021,967)
Indexed Equity Fund	1,771,759,124	129,885,952	(658,537,555)	(528,651,603)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Opportunities Fund	$32,307,268	$487,225	$(5,708,305)	$(5,221,080)
Blue Chip Growth Fund	539,048,008	9,195,864	(121,653,058)	(112,457,194)
Diversified Growth Fund	53,490,234	279,450	(14,604,898)	(14,325,448)
Large Cap Growth Fund	23,134,735	313,894	(5,018,036)	(4,704,142)
Aggressive Growth Fund	310,352,723	2,099,965	(78,358,032)	(76,258,067)
NASDAQ-100 Fund	37,404,664	2,442,178	(10,339,029)	(7,896,851)
Focused Value Fund	514,166,071	10,955,251	(175,666,039)	(164,710,788)
Mid-Cap Value Fund	130,512,797	5,368,437	(49,866,034)	(44,497,597)
Small Cap Value Equity Fund	112,552,667	1,472,543	(44,350,607)	(42,878,064)
Small Company Value Fund	494,361,891	15,209,232	(186,969,090)	(171,759,858)
Mid Cap Growth Equity Fund	74,670,308	2,369,822	(14,532,511)	(12,162,689)
Mid Cap Growth Equity II Fund	934,301,318	38,105,716	(206,326,040)	(168,220,324)
Small Cap Growth Equity Fund	410,900,338	24,053,454	(113,621,326)	(89,567,872)
Small Company Growth Fund	56,183,828	2,545,732	(11,720,700)	(9,174,968)
Emerging Growth Fund	40,613,495	2,430,921	(9,932,950)	(7,502,029)
Diversified International Fund	224,447,600	1,067,470	(96,506,327)	(95,438,857)
Overseas Fund	654,497,577	2,197,370	(260,915,698)	(258,718,328)
Destination Retirement Income Fund	137,567,572	273,741	(20,421,119)	(20,147,378)
Destination Retirement 2010 Fund	170,812,719	294,108	(48,648,759)	(48,354,651)
Destination Retirement 2020 Fund	502,981,273	768,456	(185,749,573)	(184,981,117)
Destination Retirement 2030 Fund	410,987,310	712,511	(168,098,379)	(167,385,868)
Destination Retirement 2040 Fund	249,077,794	425,901	(102,153,541)	(101,727,640)
Destination Retirement 2050 Fund	15,069,507	22,711	(4,835,288)	(4,812,577)

  4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of these issuers during the period ended March 31, 2009, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement Income Fund
Aggressive Growth Fund, Class S	432,761	15,020	219,460	228,321	$876,754	$-	$-
Blue Chip Growth Fund, Class S	182,881	12,661	115,180	80,362	510,302	-	-
Capital Appreciation Fund, Class S*	123,321	5,564	50,889	77,996	522,576	-	-
Core Bond Fund, Class S*	2,535,130	51,400	1,704,408	882,122	8,891,792	-	-
Discovery Value Fund, Class S*	46,906	6,920	18,799	35,027	199,653	-	-
Diversified Bond Fund, Class S*	2,764,199	143,106	996,266	1,911,039	18,231,313	-	-
Diversified Growth Fund, Class S	446,325	724	99,886	347,163	1,739,286	-	-
Diversified International Fund, Class S	654,803	39,308	373,465	320,646	1,391,603	-	-
Diversified Value Fund, Class S	238,536	52,674	102,914	188,296	1,080,820	-	-
Emerging Growth Fund, Class S	104,442	19,786	42,752	81,476	317,758	-	-
Enhanced Index Growth Fund, Class S*	1,133,208	101,590	457,464	777,334	4,492,990	-	-
Enhanced Index Value Fund, Class S*	966,633	121,617	401,799	686,451	4,372,691	-	-
Focused International Fund, Class S*	52,838	68,581	41,066	80,353	628,360	-	-
Focused Value Fund, Class S	331,752	90,162	150,883	271,031	2,368,815	-	-
Fundamental Value Fund, Class S	375,314	30,351	160,184	245,481	1,639,810	-	-
High Yield Fund, Class S*	454,830	287,339	220,932	521,237	3,726,842	-	-
Inflation-Protected Bond Fund, Class S*	2,779,628	121,822	1,001,618	1,899,832	18,637,353	-	-
International Bond Fund, Class S*	694,249	166,071	267,654	592,666	5,292,511	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement Income Fund (continued)
International Equity Fund, Class S*	266,270	22,762	123,613	165,419	$1,406,059	$-	$-
Large Cap Value Fund, Class S	203,356	15,586	147,608	71,334	452,969	-	-
Main Street Small Cap Fund, Class S*	347,187	66,021	145,496	267,712	1,456,355	-	-
Mid-Cap Growth Equity Fund, Class S	156,393	10,755	65,666	101,482	589,612	-	-
Mid-Cap Growth Equity II Fund, Class S	142,374	7,188	61,614	87,948	737,004	-	-
Mid-Cap Value Fund, Class S	273,859	25,936	107,026	192,769	1,118,061	-	-
Money Market Fund, Class S*	7,943,396	132,929	5,900,620	2,175,705	2,175,705	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	182,646	437,302	-	619,948	1,692,457	-	-
Oppenheimer Real Estate Fund, Class Y**	67,712	40,866	-	108,578	870,793	-	-
Overseas Fund, Class S	1,306,067	59,007	531,571	833,503	3,484,043	-	-
Short-Duration Bond Fund, Class S*	2,475,407	520,090	1,017,160	1,978,337	19,071,164	-	-
Small Cap Growth Equity Fund, Class S	69,481	3,990	39,455	34,016	309,890	-	-
Small Cap Value Equity Fund, Class S	181,084	23,722	83,468	121,338	590,916	-	-
Small Company Growth Fund, Class S	154,555	35,480	67,374	122,661	624,344	-	-
Small Company Value Fund, Class S	112,871	13,911	44,979	81,803	607,797	-	-
Strategic Bond Fund, Class S	-	709,486	181,823	527,663	4,400,707	-	-
Strategic Emerging Markets Fund Class S*	133,489	137,525	-	271,014	2,802,289	-	-
Value Fund, Class S*	29,938	3,330	21,364	11,904	108,800	-	-
					$117,420,194	$-	$-
Destination Retirement 2010 Fund
Aggressive Growth Fund, Class S	600,634	22,982	197,253	426,363	$1,637,236	$-	$-
Blue Chip Growth Fund, Class S	355,674	8,313	79,840	284,147	1,804,335	-	-
Capital Appreciation Fund, Class S*	174,788	5,852	27,728	152,912	1,024,514	-	-
Core Bond Fund, Class S*	1,659,333	15,747	911,061	764,019	7,701,312	-	-
Discovery Value Fund, Class S*	82,089	18,612	13,225	87,476	498,613	-	-
Diversified Bond Fund, Class S*	2,074,788	29,467	540,776	1,563,479	14,915,587	-	-
Diversified Growth Fund, Class S	691,839	1,654	58,155	635,338	3,183,043	-	-
Diversified International Fund, Class S	804,225	82,687	125,600	761,312	3,304,095	-	-
Diversified Value Fund, Class S	343,442	95,966	63,445	375,963	2,158,026	-	-
Emerging Growth Fund, Class S	133,195	29,552	21,312	141,435	551,598	-	-
Enhanced Index Growth Fund, Class S*	1,265,999	262,742	228,946	1,299,795	7,512,816	-	-
Enhanced Index Value Fund, Class S*	1,230,109	195,311	206,282	1,219,138	7,765,907	-	-
Focused International Fund, Class S*	36,519	130,011	24,609	141,921	1,109,820	-	-
Focused Value Fund, Class S	284,796	54,886	48,914	290,768	2,541,310	-	-
Fundamental Value Fund, Class S	525,913	49,492	83,136	492,269	3,288,356	-	-
High Yield Fund, Class S*	276,450	114,580	54,314	336,716	2,407,519	-	-
Inflation-Protected Bond Fund, Class S*	1,745,044	26,348	355,211	1,416,181	13,892,731	-	-
International Bond Fund, Class S*	259,686	179,218	50,517	388,387	3,468,299	-	-
International Equity Fund, Class S*	389,261	17,763	110,195	296,829	2,523,049	-	-
Large Cap Value Fund, Class S	284,960	12,770	144,720	153,010	971,611	-	-
Main Street Small Cap Fund, Class S*	667,804	22,866	104,580	586,090	3,188,328	-	-
Mid-Cap Growth Equity Fund, Class S	312,509	8,808	66,697	254,620	1,479,341	-	-
Mid-Cap Growth Equity II Fund, Class S	283,870	4,743	67,967	220,646	1,849,015	-	-
Mid-Cap Value Fund, Class S	522,458	43,615	81,730	484,343	2,809,187	-	-
Money Market Fund, Class S*	3,567,311	26,840	2,377,096	1,217,055	1,217,055	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	180,757	280,359	-	461,116	1,258,846	-	-
Oppenheimer Real Estate Fund, Class Y**	64,849	40,130	-	104,979	841,932	-	-
Overseas Fund, Class S	1,978,792	177,694	303,218	1,853,268	7,746,658	-	-
Short-Duration Bond Fund, Class S*	1,122,215	114,739	211,922	1,025,032	9,881,310	-	-
Small Cap Growth Equity Fund, Class S	91,072	2,586	34,132	59,526	542,282	-	-
Small Cap Value Equity Fund, Class S	207,853	28,011	32,595	203,269	989,921	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2010 Fund (continued)
Small Company Growth Fund, Class S	183,748	64,519	32,955	215,312	$1,095,937	$-	$-
Small Company Value Fund, Class S	140,022	17,465	21,583	135,904	1,009,763	-	-
Strategic Bond Fund, Class S	-	414,396	41,732	372,664	3,108,018	-	-
Strategic Emerging Markets Fund Class S*	121,818	165,780	-	287,598	2,973,760	-	-
Value Fund, Class S*	42,393	2,023	21,775	22,641	206,938	-	-
					$122,458,068	$-	$-
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	2,886,479	74,608	793,081	2,168,006	$8,325,142	$-	$-
Blue Chip Growth Fund, Class S	1,322,777	58,318	229,763	1,151,332	7,310,956	-	-
Capital Appreciation Fund, Class S*	822,402	55,506	113,298	764,610	5,122,888	-	-
Core Bond Fund, Class S*	2,136,020	36,767	1,041,407	1,131,380	11,404,308	-	-
Discovery Value Fund, Class S*	101,152	279,746	38,862	342,036	1,949,602	-	-
Diversified Bond Fund, Class S*	3,200,328	62,552	877,797	2,385,083	22,753,691	-	-
Diversified Growth Fund, Class S	2,690,125	19,120	201,701	2,507,544	12,562,797	-	-
Diversified International Fund, Class S	2,901,613	358,463	329,490	2,930,586	12,718,745	-	-
Diversified Value Fund, Class S	1,618,329	431,276	210,212	1,839,393	10,558,115	-	-
Emerging Growth Fund, Class S	563,833	16,730	211,437	369,126	1,439,591	-	-
Enhanced Index Growth Fund, Class S*	4,459,454	301,362	658,106	4,102,710	23,713,666	-	-
Enhanced Index Value Fund, Class S*	3,615,559	280,133	466,132	3,429,560	21,846,297	-	-
Focused International Fund, Class S*	193,553	452,643	68,716	577,480	4,515,894	-	-
Focused Value Fund, Class S	759,856	98,814	105,260	753,410	6,584,800	-	-
Fundamental Value Fund, Class S	2,481,038	216,866	281,325	2,416,579	16,142,747	-	-
High Yield Fund, Class S*	703,249	328,668	102,998	928,919	6,641,771	-	-
Inflation-Protected Bond Fund, Class S*	2,498,876	52,738	458,065	2,093,549	20,537,713	-	-
International Bond Fund, Class S*	658,930	167,504	67,201	759,233	6,779,955	-	-
International Equity Fund, Class S*	1,518,670	59,811	357,751	1,220,730	10,376,207	-	-
Large Cap Value Fund, Class S	1,346,938	56,438	651,989	751,387	4,771,306	-	-
Main Street Small Cap Fund, Class S*	2,815,133	634,905	344,553	3,105,485	16,893,838	-	-
Mid-Cap Growth Equity Fund, Class S	1,123,922	32,427	167,170	989,179	5,747,128	-	-
Mid-Cap Growth Equity II Fund, Class S	967,370	27,906	137,491	857,785	7,188,242	-	-
Mid-Cap Value Fund, Class S	2,139,666	117,687	385,874	1,871,479	10,854,578	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	562,080	601,870	-	1,163,950	3,177,583	-	-
Oppenheimer Real Estate Fund, Class Y**	196,289	69,618	-	265,907	2,132,572	-	-
Overseas Fund, Class S	6,675,241	487,548	733,798	6,428,991	26,873,180	-	-
Short-Duration Bond Fund, Class S*	758,422	18,774	143,391	633,805	6,109,880	-	-
Small Cap Growth Equity Fund, Class S	246,237	7,352	97,832	155,757	1,418,945	-	-
Small Cap Value Equity Fund, Class S	621,367	60,863	120,570	561,660	2,735,286	-	-
Small Company Growth Fund, Class S	714,130	39,558	195,531	558,157	2,841,020	-	-
Small Company Value Fund, Class S	426,169	30,867	81,364	375,672	2,791,244	-	-
Strategic Emerging Markets Fund Class S*	396,511	397,052	-	793,563	8,205,444	-	-
Strategic Bond Fund, Class S	-	514,015	37,612	476,403	3,973,203	-	-
Value Fund, Class S*	200,097	7,614	98,103	109,608	1,001,822	-	-
					$318,000,156	$-	$-
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	3,169,477	118,022	899,345	2,388,154	$9,170,512	$-	$-
Blue Chip Growth Fund, Class S	2,243,628	102,162	412,696	1,933,094	12,275,144	-	-
Capital Appreciation Fund, Class S*	883,315	57,340	101,322	839,333	5,623,531	-	-
Core Bond Fund, Class S*	474,705	19,404	274,587	219,522	2,212,783	-	-
Discovery Value Fund, Class S*	291,391	33,059	25,273	299,177	1,705,307	-	-
Diversified Bond Fund, Class S*	1,088,352	18,585	663,893	443,044	4,226,637	-	-
Diversified Growth Fund, Class S	2,722,372	29,974	187,776	2,564,570	12,848,496	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2030 Fund (continued)
Diversified International Fund, Class S	2,673,816	291,036	215,243	2,749,609	$11,933,305	$-	$-
Diversified Value Fund, Class S	1,692,947	566,645	159,686	2,099,906	12,053,460	-	-
Emerging Growth Fund, Class S	1,350,118	32,200	497,761	884,557	3,449,772	-	-
Enhanced Index Growth Fund, Class S*	1,805,565	587,388	190,819	2,202,134	12,728,335	-	-
Enhanced Index Value Fund, Class S*	2,190,896	275,988	184,399	2,282,485	14,539,432	-	-
Focused International Fund, Class S*	269,174	273,914	47,154	495,934	3,878,200	-	-
Focused Value Fund, Class S	572,214	70,488	63,206	579,496	5,064,792	-	-
Fundamental Value Fund, Class S	2,614,166	353,561	221,097	2,746,630	18,347,488	-	-
High Yield Fund, Class S*	393,028	369,730	48,921	713,837	5,103,937	-	-
Inflation-Protected Bond Fund, Class S*	900,220	24,913	225,175	699,958	6,866,586	-	-
International Bond Fund, Class S*	419,526	107,964	27,926	499,564	4,461,109	-	-
International Equity Fund, Class S*	1,488,089	76,421	513,082	1,051,428	8,937,139	-	-
Large Cap Value Fund, Class S	1,450,134	76,514	662,762	863,886	5,485,677	-	-
Main Street Small Cap Fund, Class S*	1,843,231	246,131	145,617	1,943,745	10,573,974	-	-
Mid-Cap Growth Equity Fund, Class S	1,103,954	42,854	274,009	872,799	5,070,963	-	-
Mid-Cap Growth Equity II Fund, Class S	1,008,709	37,176	289,511	756,374	6,338,414	-	-
Mid-Cap Value Fund, Class S	1,713,256	114,160	164,920	1,662,496	9,642,478	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	273,095	691,543	-	964,638	2,633,461	-	-
Oppenheimer Real Estate Fund, Class Y**	107,884	118,738	-	226,622	1,817,507	-	-
Overseas Fund, Class S	5,263,933	592,460	433,818	5,422,575	22,666,363	-	-
Short-Duration Bond Fund, Class S*	182,090	105,434	31,312	256,212	2,469,883	-	-
Small Cap Growth Equity Fund, Class S	213,342	9,281	27,991	194,632	1,773,094	-	-
Small Cap Value Equity Fund, Class S	770,447	87,722	61,990	796,179	3,877,389	-	-
Small Company Growth Fund, Class S	437,388	140,595	36,683	541,300	2,755,217	-	-
Small Company Value Fund, Class S	524,068	49,349	41,705	531,712	3,950,624	-	-
Strategic Bond Fund, Class S	-	96,273	4,313	91,960	766,947	-	-
Strategic Emerging Markets Fund Class S*	299,469	399,206	-	698,675	7,224,300	-	-
Value Fund, Class S*	213,971	8,629	99,057	123,543	1,129,186	-	-
					$243,601,442	$-	$-
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	2,106,108	96,587	509,954	1,692,741	$6,500,124	$-	$-
Blue Chip Growth Fund, Class S	1,097,270	84,905	93,839	1,088,336	6,910,934	-	-
Capital Appreciation Fund, Class S*	592,551	39,710	55,875	576,386	3,861,785	-	-
Core Bond Fund, Class S*	106,575	7,733	24,351	89,957	906,767	-	-
Discovery Value Fund, Class S*	179,284	17,444	11,700	185,028	1,054,660	-	-
Diversified Bond Fund, Class S*	226,555	6,951	119,152	114,354	1,090,938	-	-
Diversified Growth Fund, Class S	1,705,263	13,192	91,627	1,626,828	8,150,406	-	-
Diversified International Fund, Class S	1,620,904	146,472	200,036	1,567,340	6,802,254	-	-
Diversified Value Fund, Class S	1,109,218	397,238	77,337	1,429,119	8,203,143	-	-
Emerging Growth Fund, Class S	748,506	24,104	228,912	543,698	2,120,423	-	-
Enhanced Index Growth Fund, Class S*	1,409,481	269,773	174,890	1,504,364	8,695,223	-	-
Enhanced Index Value Fund, Class S*	1,215,186	129,942	72,841	1,272,287	8,104,466	-	-
Focused International Fund, Class S*	122,111	222,696	19,994	324,813	2,540,039	-	-
Focused Value Fund, Class S	350,983	29,987	27,967	353,003	3,085,247	-	-
Fundamental Value Fund, Class S	1,689,104	284,873	104,497	1,869,480	12,488,126	-	-
High Yield Fund, Class S*	300,863	10,076	96,095	214,844	1,536,133	-	-
Inflation-Protected Bond Fund, Class S*	98,195	22,788	10,649	110,334	1,082,380	-	-
International Bond Fund, Class S*	310,997	40,838	17,436	334,399	2,986,183	-	-
International Equity Fund, Class S*	861,087	47,225	218,909	689,403	5,859,929	-	-
Large Cap Value Fund, Class S	970,884	55,496	437,586	588,794	3,738,841	-	-
Main Street Small Cap Fund, Class S*	1,127,135	92,104	159,334	1,059,905	5,765,882	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2040 Fund (continued)
Mid-Cap Growth Equity Fund, Class S	605,482	31,784	84,010	553,256	$3,214,420	$-	$-
Mid-Cap Growth Equity II Fund, Class S	553,077	27,423	101,395	479,105	4,014,897	-	-
Mid-Cap Value Fund, Class S	895,266	192,598	54,932	1,032,932	5,991,004	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	295,992	342,404	-	638,396	1,742,822	-	-
Oppenheimer Real Estate Fund, Class Y**	115,908	37,921	-	153,829	1,233,709	-	-
Overseas Fund, Class S	3,541,134	457,354	205,916	3,792,572	15,852,950	-	-
Short-Duration Bond Fund, Class S*	108,855	43,657	13,262	139,250	1,342,367	-	-
Small Cap Growth Equity Fund, Class S	191,508	6,941	92,421	106,028	965,918	-	-
Small Cap Value Equity Fund, Class S	459,984	56,989	34,472	482,501	2,349,782	-	-
Small Company Growth Fund, Class S	265,998	87,758	15,810	337,946	1,720,146	-	-
Small Company Value Fund, Class S	313,310	30,123	21,176	322,257	2,394,367	-	-
Strategic Bond Fund, Class S	-	28,825	908	27,917	232,829	-	-
Strategic Emerging Markets Fund Class S*	263,686	127,053	-	390,739	4,040,245	-	-
Value Fund, Class S*	143,371	6,170	65,207	84,334	770,815	-	-
					$147,350,154	$-	$-
Destination Retirement 2050 Fund
Aggressive Growth Fund, Class S	119,855	22,121	20,031	121,945	$468,269	$-	$-
Blue Chip Growth Fund, Class S	104,709	24,259	3,361	125,607	797,603	-	-
Capital Appreciation Fund, Class S*	35,566	8,707	2,907	41,366	277,151	-	-
Core Bond Fund, Class S*	8,306	1,039	4,837	4,508	45,436	-	-
Discovery Value Fund, Class S*	10,695	2,789	549	12,935	73,731	-	-
Diversified Bond Fund, Class S*	9,113	1,222	4,912	5,423	51,739	-	-
Diversified Growth Fund, Class S	47,785	1,643	3,733	45,695	228,933	-	-
Diversified International Fund, Class S	108,894	26,167	24,966	110,095	477,814	-	-
Diversified Value Fund, Class S	69,082	34,953	3,043	100,992	579,694	-	-
Emerging Growth Fund, Class S	18,190	5,172	652	22,710	88,571	-	-
Enhanced Index Growth Fund, Class S*	97,929	27,829	12,224	113,534	656,228	-	-
Enhanced Index Value Fund, Class S*	77,668	19,407	5,663	91,412	582,293	-	-
Focused International Fund, Class S*	4,736	19,202	809	23,129	180,871	-	-
Focused Value Fund, Class S	20,403	5,613	1,498	24,518	214,288	-	-
Fundamental Value Fund, Class S	104,690	31,226	4,030	131,886	881,002	-	-
High Yield Fund, Class S*	12,486	2,091	1,180	13,397	95,792	-	-
Inflation-Protected Bond Fund, Class S*	10,012	1,449	3,852	7,609	74,649	-	-
International Bond Fund, Class S*	13,674	6,640	520	19,794	176,759	-	-
International Equity Fund, Class S*	58,460	9,962	19,557	48,865	415,354	-	-
Large Cap Value Fund, Class S	57,853	9,358	25,169	42,042	266,966	-	-
Main Street Small Cap Fund, Class S*	72,931	16,839	14,438	75,332	409,804	-	-
Mid-Cap Growth Equity Fund, Class S	36,355	6,856	5,510	37,701	219,044	-	-
Mid-Cap Growth Equity II Fund, Class S	33,114	5,938	6,380	32,672	273,792	-	-
Mid-Cap Value Fund, Class S	56,313	17,907	2,133	72,087	418,107	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	9,224	38,849	-	48,073	131,238	-	-
Oppenheimer Real Estate Fund, Class Y**	4,256	4,141	-	8,397	67,343	-	-
Overseas Fund, Class S	212,226	67,919	8,100	272,045	1,137,147	-	-
Short-Duration Bond Fund, Class S*	6,302	1,049	932	6,419	61,879	-	-
Small Cap Growth Equity Fund, Class S	8,202	1,802	386	9,618	87,622	-	-
Small Cap Value Equity Fund, Class S	27,180	8,804	1,055	34,929	170,105	-	-
Small Company Growth Fund, Class S	28,074	7,484	1,011	34,547	175,842	-	-
Small Company Value Fund, Class S	17,715	6,220	694	23,241	172,684	-	-
Strategic Bond Fund, Class S	-	1,500	36	1,464	12,208	-	-
Strategic Emerging Markets Fund Class S*	9,751	12,784	-	22,535	233,009	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2050 Fund (continued)
Value Fund, Class S*	8,596	1,201	3,893	5,904	$53,963	$-	$-
					$10,256,930	$-	$-

*

MassMutual Premier Fund.

**

Fund advised by OppenheimerFunds, Inc.

  5. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect on the results of each Fund's operations and financial position. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

  6. Subsequent Events

On May 7, 2009 (the "Termination Date"), the Diversified Growth Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the Fund. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	5/28/09

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/28/09